AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Account")
                                  Supplement to
                 Ameritas No-Load Variable Annuity ("NLVA 6150")
                          Prospectus Dated May 1, 2009
                       Supplement Dated December 31, 2009


This supplement amends certain disclosure contained in the above-referenced prospectus for the policies with the same name. Please keep this supplement together with your prospectus for future reference.

1. The statement that "Ameritas intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 (the "1934 Act") to the extent the requirement to file reports under the 1934 Act is determined to be applicable to depositors of variable insurance products." is deleted and replaced with the following:
         Ameritas relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

2. On page 5, at the beginning of the CHARGES section, and again on page 9 at the beginning of the CHARGES EXPLAINED section, the following sentence is added:
         We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

3. On page 5, the table that "describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses" is deleted and replaced with the following:

                                                                                         Guaranteed         Current
                                                                                        Maximum Fees         Fees
----------------------------------------------------------------------------------- -------------------- ------------

ANNUAL POLICY FEE (Deducted at end of each Policy Year or upon total surrender.             $40              $40
Waived if Policy value exceeds an amount, which we declare annually, on a Policy
Anniversary)
---------------------------------------------------------------------------------------------------------------------
     SEPARATE ACCOUNT ANNUAL EXPENSES
     (Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
----------------------------------------------------------------------------------- -------------------- ------------
MORTALITY & EXPENSE RISK CHARGE                                                             0.80%            0.60%
----------------------------------------------------------------------------------- -------------------- ------------

4. On page 5, the OPTIONAL RIDER/ENDORSEMENT FEES note is deleted and replaced with the following: * Beginning January 1, 2010, current GLWB Rider fees will become effective on the next Policy Anniversary for all GLWB Riders except those in the Withdrawal Phase. Fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint Spousal for GLWB Riders that entered the Withdrawal Phase prior to May 1, 2009 and GLWB Riders that entered the Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date after January 1, 2010. All other GLWB riders, including those that entered the Accumulation Phase prior to May 1, 2009, but have not entered the Withdrawal Phase prior to the next Policy Anniversary following January 1, 2010, will be charged rates of 0.95% for Single Life and 1.10% for Joint Spousal. Current rates for GLWB Riders are subject to change as described in the CHARGES EXPLAINED section.



                                                          (continued on reverse)

5. On page 8, the EXAMPLES OF EXPENSES chart is deleted and replaced with the following:

                                 ------------------------------------------------------------------------------
                                   The Policy's expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
                                 ------------------------------------------------------------------------------
 EXAMPLE                                1 Yr               3 Yr              5 Yr               10 Yr
 --------------------------------------------------------------------------------------------------------------
   Maximum Expenses with GLWB -         $638               $1,888            $3,104             $6,005
   joint spousal (1)
 --------------------------------------------------------------------------------------------------------------
   Maximum Expenses with GLWB -         $623               $1,848            $3,043             $5,906
   single life (1)
 --------------------------------------------------------------------------------------------------------------
   Maximum Policy Expenses              $531               $1,589            $2,640             $5,241
   without GLWB Rider (2)
 --------------------------------------------------------------------------------------------------------------
   Minimum Policy Expenses (3)          $115                 $355              $608             $1,302
 --------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expenses. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is waived if Policy value is at least $50,000 on a Policy Anniversary), the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (0.95% for single life; 1.10% for joint spousal), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (4.12%).
(2) Maximum Policy Expenses - GLWB Rider Inactive Phase or Policies issued prior to November 5, 2007 without GLWB Rider. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is waived if Policy value is at least $50,000 on a Policy Anniversary), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (4.12%).
(3) Minimum Policy Expenses. This example assumes current charges of 0.60% for Separate Account annual expenses, a $40 current Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.14%).

6. On page 10, in the section for Guaranteed Lifetime Withdrawal Benefit ("GLWB") Charge, the first paragraph is deleted and replaced with the following:
         The guaranteed maximum and current annual charges for the GLWB rider are listed in the CHARGES section of this prospectus. Each fee is stated as a percentage that is multiplied by the Policy value. The current charge (0.95% annually for Single Life or 1.10% annually for Joint Spousal) will be deducted from the Policy value on each Monthly Anniversary, beginning with the Rider Activation Date. Beginning January 1, 2010, current GLWB Rider fees will become effective on the next Policy Anniversary for all GLWB Riders except those in the Withdrawal Phase. Fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint Spousal for:
     a.   GLWB Riders that entered the Withdrawal Phase prior to May 1, 2009;
          and
     b. GLWB Riders that entered the Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date after January 1, 2010.
All other GLWB riders, including those that entered the Accumulation Phase prior to May 1, 2009, but have not entered the Withdrawal Phase prior to the next Policy Anniversary following January 1, 2010, will be charged rates of 0.95% for Single Life and 1.10% for Joint Spousal. Current fee rates for GLWB Riders are subject to change as described below. If you activate this rider, the charges for the Policy and for the rider will be deducted on a pro-rata basis from all Subaccounts in the asset allocation model you select.


All other provisions of your policy remain as stated in your policy and prospectus as previously supplemented.

     This supplement should be retained with the current prospectus for your variable policy issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-255-9678.

Ameritas No-Load Variable Annuity
PROSPECTUS:  May 1, 2009

                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company


Ameritas NO-LOAD Variable Annuity SM
POLICY FORM 6150
Flexible Premium Deferred Variable Annuity Policy

Ameritas Life Insurance Corp. Separate Account LLVA


     This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

     You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in these non-publicly traded portfolios: *

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth I       Fidelity(R) VIP Strategic Income IC             T. Rowe Price Blue Chip Growth
------------------------------------- ----------------------------------------------- ----------------------------------------------
AIM V.I. Leisure I                    FTVIPT Templeton Global Bond Securities 2       Third Avenue Value
------------------------------------- ----------------------------------------------- ----------------------------------------------
American Century VP International I   MFS(R) VIT Research International IC            UIF Emerging Markets Equity Portfolio, Class I
------------------------------------- ----------------------------------------------- ----------------------------------------------
American Century VP Mid Cap Value I   MFS(R) VIT Utilities IC                         Vanguard(R) VIF Balanced
------------------------------------- ----------------------------------------------- ----------------------------------------------
Ameritas Core Strategies**            Neuberger Berman AMT Partners I                 Vanguard(R) VIF Diversified Value
------------------------------------- ----------------------------------------------- ----------------------------------------------
Calvert Social Balanced**             Neuberger Berman AMT Regency I                  Vanguard(R) VIF Equity Income
------------------------------------- ----------------------------------------------- ----------------------------------------------
Calvert Social Equity**               PIMCO VIT CommodityRealReturn Strategy Adm      Vanguard(R) VIF Equity Index
------------------------------------- ----------------------------------------------- ----------------------------------------------
Calvert Social International Equity** PIMCO VIT Total Return Adm                      Vanguard(R) VIF Growth
------------------------------------- ----------------------------------------------- ----------------------------------------------
DWS Health Care VIP A                 Rydex All-Cap Opportunity                       Vanguard(R) VIF High Yield Bond
------------------------------------- ----------------------------------------------- ----------------------------------------------
DWS Dreman Small Mid Value VIP A      Rydex Government Long Bond 1.2x Strategy        Vanguard(R) VIF International
------------------------------------- ----------------------------------------------- ----------------------------------------------
DWS Global Thematic VIP A             Rydex Inverse Government Long Bond Strategy     Vanguard(R) VIF Mid-Cap Index
------------------------------------- ----------------------------------------------- ----------------------------------------------
Fidelity(R) VIP Contrafund(R) IC      Rydex Inverse NASDAQ-100(R) Strategy            Vanguard(R) VIF Money Market
------------------------------------- ----------------------------------------------- ----------------------------------------------
Fidelity(R) VIP Equity-Income IC      Rydex Inverse S&P 500 Strategy                  Vanguard(R) VIF REIT Index
------------------------------------- ----------------------------------------------- ----------------------------------------------
Fidelity(R) VIP Growth IC             Rydex NASDAQ-100(R)                             Vanguard(R) VIF Small Company Growth
------------------------------------- ----------------------------------------------- ----------------------------------------------
Fidelity(R) VIP High Income IC        Rydex Nova                                      Vanguard(R) VIF Total Bond Market Index
------------------------------------- ----------------------------------------------- ----------------------------------------------
Fidelity(R) VIP Investment Grade      Rydex Precious Metals                           Vanguard(R) VIF Total Stock Market Index
Bond IC
------------------------------------- ----------------------------------------------- ----------------------------------------------
Fidelity(R) VIP Mid Cap IC            Rydex Russell 2000 1.5x Strategy
------------------------------------- ----------------------------------------------- ----------------------------------------------
Fidelity(R) VIP Overseas IC           Summit Natural Resources**
------------------------------------- ----------------------------------------------- ----------------------------------------------
*Short cites are used in this list. The "Investment Options" section uses complete fund and portfolio names.
**Affiliates. See note in "Investment Options" section.

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

     A Statement of Additional Information, dated May 1, 2009, and other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-120972"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

    The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

            NOT FDIC INSURED |X| MAY LOSE VALUE |X| NO BANK GUARANTEE

                   Ameritas Life Insurance Corp. (we, us, our)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501.
                     1-800-255-9678. www.ameritasdirect.com

Contacting Us.
To answer your questions or to send additional premium, write or call us at:

                         Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                            Lincoln, Nebraska 68501
                                       Or
                                 5900 "O Street
                               Lincoln, NE 68510
                           Telephone: 1-800-255-9678
                              Fax: 1-402-467-7335
                           Interfund Transfer Request
                              Fax: 1-402-467-7923
                           email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."


TABLE OF CONTENTS                                         Begin on Page

DEFINED TERMS.........................................................3
POLICY OVERVIEW.......................................................4
CHARGES...............................................................5
FINANCIAL INFORMATION.................................................9
CHARGES EXPLAINED.....................................................9
        Mortality and Expense Risk Charge.............................9
        Administrative Charges........................................9
        Transfer Fee..................................................9
        Tax Charges...................................................9
        Guaranteed Lifetime Withdrawal Benefit ("GLWB") Charge.......10
        Fees Charged by the Portfolios...............................10
        Waiver of Certain Charges....................................10
INVESTMENT OPTIONS...................................................10
        Separate Account Variable Investment Options.................10
        Fixed Account Fixed Interest Rate Option.....................13
        Transfers....................................................14
        Third-Party Services.........................................14
        Disruptive Trading Procedures................................15
        Systematic Transfer Programs.................................16
        Model Asset Allocation Program...............................17
IMPORTANT POLICY PROVISIONS..........................................18
        Policy Application and Issuance..............................18
        Your Policy Value............................................19
        Telephone Transactions.......................................20
        Delay of Payments............................................20
        Beneficiary..................................................20
        Minor Owner or Beneficiary...................................21
        Policy Changes...............................................21
        Policy Termination...........................................21
POLICY DISTRIBUTIONS.................................................21
        Withdrawals..................................................21
        Death Benefits...............................................22
        Annuity Income Benefits......................................24
        GLWB Rider...................................................25
FEDERAL INCOME TAX MATTERS...........................................31
MISCELLANEOUS........................................................33
        About Our Company............................................33
        Distribution of the Policies.................................33
        Voting Rights................................................33
        Legal Proceedings............................................33
APPENDIX A: Accumulation Unit Values................................A:1
APPENDIX B: Tax-Qualified Plan Disclosures..........................B:1
IMSA..........................................................Last Page
Statement of Additional Information Table of Contents.........Last Page

NLVA 6150                             -2-

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable Policy fee, and any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine the Policy
Year/Month/Anniversary dates.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.


    This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

     If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

NLVA 6150                             -3-

POLICY OVERVIEW

     The following is intended as a summary. Please read each section of this prospectus for additional detail.

     The Ameritas NO-LOAD Variable Annuity is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You have a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy). You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options, you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' first page and the INVESTMENT OPTIONS section. The Policy is not designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options. More information about our market-timing restrictions is in the INVESTMENT OPTIONS - TRANSFERS and DISTRUPTIVE TRADING PROCEDURES sections.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualifiedretirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

     The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

     Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

     Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select (or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday). During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

     A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

POLICY OPERATION AND FEATURES
Premiums.                                       Deductions from Assets.
o    Minimum initial premium: $2,000.           (See CHARGES on next pages.)
o    Minimum additional premium: $250, or
     $50 per month if through a regularly       Withdrawals.
     billed program.                            o    There are no withdrawal charges.
o    No additional premiums will be             o    Each withdrawal must be at least $250.
     accepted after the earlier of the          o    An optional Guaranteed Lifetime
     Annuity Date or the Policy Anniversary          Withdrawal Benefit ("GLWB") is also
     nearest your 85th birthday without our          available.
     approval.
                                                Annuity Income.
Investment Options.                             o    Several fixed annuity income options are
o    You may transfer among investments,             available.
     subject to limits. Dollar cost
     averaging, portfolio rebalancing and       Death Benefit.
     earnings sweep systematic investment       o    A death benefit is paid upon the death
     programs are available.                         of the Owner.

TAX-QUALIFIED PLANS

     The Policy can be used to fund a tax-qualified plan such as IRA, Roth IRA (including rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, deferred compensation plans, subject to certain limitations. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Tax-Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

NLVA 6150                             -4-

CHARGES

     BASE POLICY CHARGES

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

     The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options.

---------------------------------------------------------------------------------------------------------------------
                                                                                    Guaranteed         Current
                                                                                   Maximum Fees          Fees
------------------------------------------------------------------------------- -----------------  ------------------
TRANSACTION FEES
------------------------------ ------------------------------------------------ ------------------ ------------------
SALES LOAD                                                                            None               None
------------------------------ ------------------------------------------------ ------------------ ------------------
WITHDRAWAL CHARGE                                                                     None               None
------------------------------ ------------------------------------------------------------------- ------------------
PREMIUM TAXES                  Levied by some states and municipalities. Rates and timing of the tax vary and may change.
                                                                                                       0% - 3.5%

------------------------------ ------------------------------------------------ ------------------ ------------------
TRANSFER FEE (per transfer)    >>  first 15 transfers per Policy Year                 None               None
                               >>  over 15 transfers in one Policy Year, we            $10               None
                               may charge ...
------------------------------ ------------------------------------------------ ------------------ ------------------

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------------------------------------------------------------------------
                                                                                    Guaranteed         Current
                                                                                   Maximum Fees          Fees
------------------------------------------------------------------------------- -----------------  ------------------
ANNUAL POLICY FEE (Deducted at end of each Policy Year or upon total surrender.
Waived if Policy value exceeds an amount, which we declare                             $40                $25
annually, on a Policy Anniversary)
---------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
     (Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
------------------------------------------------------------------------------- ------------------ ------------------
MORTALITY & EXPENSE RISK CHARGE                                                        0.80%              0.55%
------------------------------------------------------------------------------- ------------------ ------------------

---------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER/ENDORSEMENT FEES (Deducted monthly from Policy value to equal the annual % shown)
------------------------------------------------------------------------------- ------------------ ------------------

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB")  (Deducted from the Policy          Guaranteed         Current
value monthly during the Accumulation and Withdrawal Phases.  There are no         Maximum Fees          Fees*
fees during the Inactive Phase.)
------------------------------------------------------------------------------- ------------------ ------------------
         Single Life                                                                  0.95%              0.95%
------------------------------------------------------------------------------- ------------------ ------------------
         Joint Spousal - for non-qualified plans only                                 1.10%              1.10%
------------------------------------------------------------------------------- ------------------ ------------------
* Current rates are effective for GLWB Riders activated on or after May 1, 2009.
Rates for GLWB Riders activated prior to May 1, 2009 remain at a charge of 0.60%
for Single Life and 0.75% for Joint Spousal, which is subject to change as described in the CHARGES EXPLAINED section.

PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2008)

     The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any contractual waivers or reductions, that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

------------------------------------------------------------------------------- ------------------ ------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum            Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- ------------------ ------------------
Before and After any Contractual Waivers or Reimbursements                            0.14% (1)          4.12% (2)
------------------------------------------------------------------------------- ------------------ ------------------

(1) Vanguard VIF Equity Index Portfolio
(2) Rydex Inverse Government Long Bond Strategy Portfolio

--------------------------------------------------------------------------------------------------------------------------
                                                                   Acquired
                                                                   Fund Fees      Total       Waivers      Total Expenses
Subaccount's underlying             Management   12b-1    Other       and       Portfolio      and       after Waivers and
Portfolio Name*                        Fees      Fees**   Fees     Expenses       Fees      Reductions   Reductions if any
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
AIM V.I., Series I (1)
--------------------------------------------------------------------------------------------------------------------------
International Growth                  0.71%        -      0.35%      0.02%(2)     1.08%      0.01%(3)     1.07%(4)
--------------------------------------------------------------------------------------------------------------------------
Leisure                               0.75%        -      0.69%      0.01%(2)     1.45%      0.43%(3)     1.02%(4)
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
--------------------------------------------------------------------------------------------------------------------------
International                         1.34%(1)     -      0.01%        -          1.35%        -          1.35%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                         1.00%(2)     -      0.01%(3)     -          1.01%        -          1.01%
--------------------------------------------------------------------------------------------------------------------------

NLVA 6150                             -5-

--------------------------------------------------------------------------------------------------------------------------
                                                                   Acquired
                                                                   Fund Fees      Total       Waivers      Total Expenses
Subaccount's underlying             Management   12b-1    Other       and       Portfolio      and       after Waivers and
Portfolio Name*                        Fees      Fees**   Fees     Expenses       Fees      Reductions   Reductions if any
--------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (1,2)
--------------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies              0.80%        -      0.14%        -          0.94%        -          0.94%(3)
--------------------------------------------------------------------------------------------------------------------------
Social Balanced                       0.70%        -      0.22%        -          0.92%        -          0.92%
--------------------------------------------------------------------------------------------------------------------------
Social Equity                         0.70%        -      0.49%        -          1.19%      0.11%        1.08%
--------------------------------------------------------------------------------------------------------------------------
Social International Equity           1.10%        -      0.77%        -          1.87%        -          1.87%
--------------------------------------------------------------------------------------------------------------------------
DWS VS I, Class A
--------------------------------------------------------------------------------------------------------------------------
Health Care VIP                       0.67%        -      0.25%(1)     -          0.92%        -          0.92%
--------------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
--------------------------------------------------------------------------------------------------------------------------
Dreman Small Mid Value VIP            0.64%(2)     -      0.15%(2)     -          0.79%        -          0.79%
--------------------------------------------------------------------------------------------------------------------------
Global Thematic VIP                   0.90%(2)     -      0.52%(2)     -          1.42%      0.17%(3)     1.25%
--------------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Initial Class
--------------------------------------------------------------------------------------------------------------------------
Contrafund (R)                        0.56%        -      0.10%        -          0.66%        -          0.66%(1)
--------------------------------------------------------------------------------------------------------------------------
Equity-Income                         0.46%        -      0.11%        -          0.57%        -          0.57%
--------------------------------------------------------------------------------------------------------------------------
Growth                                0.56%        -      0.12%        -          0.68%        -          0.68%(1)
--------------------------------------------------------------------------------------------------------------------------
High Income                           0.57%        -      0.14%        -          0.71%        -          0.71%(2)
--------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                 0.32%        -      0.11%        -          0.43%        -          0.43%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap                               0.56%        -      0.12%        -          0.68%        -          0.68%(1)
--------------------------------------------------------------------------------------------------------------------------
Overseas                              0.71%        -      0.16%        -          0.87%        -          0.87%(1)
--------------------------------------------------------------------------------------------------------------------------
Strategic Income                      0.57%        -      0.16%        -          0.73%        -          0.73%(2)
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON, Class 2
--------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Securities(1)   0.47%      0.25%    0.11%        -          0.83%        -          0.83%
--------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
--------------------------------------------------------------------------------------------------------------------------
Research International                0.90%        -      0.45%(1)     -          1.35%(1)   0.25%(2)     1.10%(1)
--------------------------------------------------------------------------------------------------------------------------
Utilities                             0.72%        -      0.09%(1)     -          0.81%(1)     -          0.81%(1)
--------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I
--------------------------------------------------------------------------------------------------------------------------
Partners                              0.84%        -      0.11%        -          0.95%        -          0.95%
--------------------------------------------------------------------------------------------------------------------------
Regency                               0.85%        -      0.12%        -          0.97%        -          0.97%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT, Administrative Class
--------------------------------------------------------------------------------------------------------------------------
CommodityRealReturnTM Strategy        0.74%        -      0.32%(1)   0.09%(2)     1.15%(3)   0.09%(4)     1.06%
--------------------------------------------------------------------------------------------------------------------------
Total Return                          0.50%        -      0.38%(1)     -          0.88%        -          0.88%
--------------------------------------------------------------------------------------------------------------------------
RYDEX
--------------------------------------------------------------------------------------------------------------------------
All-Cap Opportunity                   0.90%        -      0.77%        -          1.67%        -          1.67%
--------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x             0.50%        -      0.72%        -          1.22%        -          1.22%
Strategy
--------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy 0.90%        -      3.22%        -          4.12%        -          4.12%
--------------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy        0.90%        -      0.80%        -          1.70%        -          1.70%
--------------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy              0.90%        -      0.77%        -          1.67%        -          1.67%
--------------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R)                         0.75%        -      0.80%        -          1.55%        -          1.55%
--------------------------------------------------------------------------------------------------------------------------
Nova                                  0.75%        -      0.77%        -          1.52%        -          1.52%
--------------------------------------------------------------------------------------------------------------------------
Precious Metals                       0.75%        -      0.75%        -          1.50%        -          1.50%
--------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy         0.90%        -      0.78%        -          1.68%        -          1.68%
--------------------------------------------------------------------------------------------------------------------------
SUMMIT (1,2)
--------------------------------------------------------------------------------------------------------------------------
Summit Natural Resources              0.65%        -      0.73%      0.55%        1.93%      0.63%        1.30%
--------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
--------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                      0.85%        -        -          -          0.85%        -          0.85%
--------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE
--------------------------------------------------------------------------------------------------------------------------
Value                                 0.90%        -      0.34%        -          1.24%        -          1.24%
--------------------------------------------------------------------------------------------------------------------------
UIF, Class I
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity (1)           1.21%        -      0.41%        -          1.62%      0.02%        1.60
--------------------------------------------------------------------------------------------------------------------------
VANGUARD(R) VIF
--------------------------------------------------------------------------------------------------------------------------
Balanced                              0.22%        -      0.03%        -          0.25%        -          0.25%
--------------------------------------------------------------------------------------------------------------------------
Diversified                           0.33%        -      0.04%        -          0.37%        -          0.37%
--------------------------------------------------------------------------------------------------------------------------
Equity Income                         0.26%        -      0.03%        -          0.29%        -          0.29%
--------------------------------------------------------------------------------------------------------------------------
Equity Index                          0.10%        -      0.04%        -          0.14%        -          0.14%
--------------------------------------------------------------------------------------------------------------------------
Growth                                0.30%        -      0.05%        -          0.35%        -          0.35%
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond                       0.20%        -      0.04%        -          0.24%        -          0.24%
--------------------------------------------------------------------------------------------------------------------------
International                         0.40%        -      0.06%        -          0.46%        -          0.46%
--------------------------------------------------------------------------------------------------------------------------
Mid-Cap Index                         0.19%        -      0.05%        -          0.24%        -          0.24%
--------------------------------------------------------------------------------------------------------------------------
Money Market                          0.12%        -      0.04%        -          0.16%        -          0.16%
--------------------------------------------------------------------------------------------------------------------------
REIT Index                            0.25%        -      0.05%        -          0.30%        -          0.30%
--------------------------------------------------------------------------------------------------------------------------
Small Company Growth                  0.28%        -      0.05%        -          0.33%        -          0.33%
--------------------------------------------------------------------------------------------------------------------------
Total Bond Market Index               0.13%        -      0.03%        -          0.16%        -          0.16%
--------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index              0.12%        -      0.04%        -          0.16%        -          0.16%
--------------------------------------------------------------------------------------------------------------------------

NLVA 6150                             -6-

AIM (1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2008 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
AIM (2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Total Expenses after Waivers and Reductions, if any listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.
AIM (3) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. Fee Waiver reflects this agreement.
AIM (4) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Expenses after Waivers and Reductions, if any (excluding certain items discussed below) of Series I shares 1.30% for International Growth and 1.01% for Leisure, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Expenses after Waivers and Reductions, if any to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. American Century (1) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease. The fee shown has been restated to reflect current fees. As a result, The Total Expenses after Waivers and Reductions, if any in this table differ from those shown in the fund's Financial Highlights. For more information about the unified management fee, including an explanation of strategy assets, see the Investment Advisor under the Management section in the fund's prospectus. American Century (2) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. For more information about the unified management fee, see the Investment Advisor under the Management section in the fund's prospectus.
American Century (3) Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses.
Calvert (1) The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2010), as shown below. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses.
              Ameritas Core Strategies                        0.95%
              Social Equity                                   1.08%
Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the "Financial Highlights" Section of the Portfolio's prospectus, as the difference between the line items "Expenses Before Offsets" and "Net Expenses."
Calvert (2) "Total Portfolio Fees" are based on expenses for the Portfolio's most recent fiscal year. Management fees for the Calvert Variable Series, Inc. Portfolios include both the advisory fee paid by each Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. With respect to the amount of the Portfolio's advisory fee, see "Advisory Fees" in the Portfolio's prospectus. The administrative fees (as a percentage of net assets) are as follows: 0.05% for the Ameritas Core Strategies, 0.275% for Social Balanced, 0.20% for Social Equity, and 0.35% for Social International Equity.
Calvert (3) "Total Portfolio Fees" reflect an indirect fee and fees before waivers. Indirect fees result from a Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be 0.92%.
DWS (1) "Other Fees" includes an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.
DWS (2) "Management Fees" restated on an annualized basis to reflect fee changes which took effect May 1, 2008. "Other Fees" are based on estimated amounts for the current fiscal year. Actual expenses may be different. "Other Fees" include an administrative services fee paid to the Advisor in the amount of 0.10%.
DWS (3) Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 1.07%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2009 through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at ratios no higher than 1.25%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
Fidelity (1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total Initial Class operating expenses would have been:
               Contrafund                                    0.65%
               Growth                                        0.67%
               Mid Cap                                       0.67%
               Overseas                                      0.84%
Fidelity (2) Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total Initial Class operating expenses would have been:
               High Income                                   0.70%
               Strategic Income                              0.72%
FTVIPT (1) The Fund's name changed from Templeton Global Income Securities Fund effective as of May 1, 2009.
MFS (1) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Expenses" would have been lower.
MFS (2) MFS has agreed in writing to bear the funds' expenses such that "Total Portfolio Fees", determined without giving effect to the expense offset arrangements described above, do not exceed 1.10% annually. This written agreement excludes interest, taxes, extraordinary expenses,

NLVA 6150                             -7-
brokerage and transaction costs and investment-related expenses and will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2010.
PIMCO (1) "Other Fees" reflect interest expense. Interest expense is based on the amounts incurred during the Portfolio's most recent fiscal year as a result of entering into certain investment, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy.
PIMCO (2) The Subsidiary has entered into a separate contract with PIMCO for the Management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO management fee at the annual rates of 0.69% of its net assets.
PIMCO (3) The Total Portfolio Fees do not match the Ratio of Expense to Average Net Assets of the Portfolio, as set forth in the Financial Highlights table of the shareholder report, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Underlying Fund Expenses.
PIMCO (4) PIMCO has contractually agreed to waive the management fee and the administration fee it received from the Portfolio in an amount equal to the management fee paid to PIMCO by the Subsidiary as described in the footnote 2 above. This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the Subsidiary is in place.
Summit (1) The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through December 12, 2010 to 0.75%. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses. The Portfolio has an expense offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the "Financial Highlights" Section of the Portfolio's prospectus, as the difference between the line items "Expenses Before Offsets" and "Net Expenses."
Summit (2) "Total Portfolio Fees" are based on projected expenses for the Portfolio's current fiscal year. Management fees for the Summit Mutual Funds, Inc. Portfolios include both the advisory fee paid by each Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. With respect to the amount of the Portfolio's advisory fee, see "Advisory Fees" in the Portfolio's prospectus. The administrative fee (as a percentage of net assets) is 0.10%.
UIF (1) Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by less 0.005%.

* Short cites are used in this chart. The "Investment Options" section uses complete Portfolio names.

** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. We provide shareholder support and marketing services for some Subaccount portfolio investment advisers in return for annual compensation of between 0.05% and 0.25% of Subaccount assets. This compensation is reflected in the Portfolio expenses shown above.

     EXAMPLES OF EXPENSES

     The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract charges, Separate Account annual expenses, and Subaccount underlying portfolio fees and expenses.

     The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

                                  -----------------------------------------------------------------------------
                                     The Policy's expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
                                  -----------------------------------------------------------------------------
 EXAMPLE                                1 Yr               3 Yr               5 Yr                10 Yr
 ------------------------------------------------------------------------- ------------------------------------
    Maximum with GLWB Rider -           $638               $1,888              $3,104             $6,005
        joint spousal (1)
 --------------------------------------------------------------------------------------------------------------
    Maximum with GLWB Rider -           $623               $1,848              $3,043             $5,906
         single life (1)
 --------------------------------------------------------------------------------------------------------------
   Maximum Policy Expenses - GLWB       $531               $1,589              $2,640             $5,241
    Rider Inactive Phase (2)
 --------------------------------------------------------------------------------------------------------------
   Minimum Policy Expenses (3)           $95                 $295                $507             $1,099
 --------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expenses. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $25 and is waived if Policy value is at least $50,000 on a Policy Anniversary), the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (0.95% for single life; 1.10% for joint spousal), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (4.12%).
(2) Maximum Policy Expenses - GLWB Rider Inactive Phase. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maxium Policy fee (although our current base Policy fee is $25 and is waived if Policy value is at least $50,000 on a Policy Anniversary), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (4.12%).
(3) Minimum Policy Expenses. This example assumes current charges of 0.55% for Separate Account annual expenses, a $25 current Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.14%).

NLVA 6150                             -8-

FINANCIAL INFORMATION

     ACCUMULATION UNIT VALUES

     We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

     FINANCIAL STATEMENTS

     Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED

     The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges. The Policy has no sales load and no withdrawal charges.

     MORTALITY AND EXPENSE RISK CHARGE

     We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

     Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

     Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

     If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

     ADMINISTRATIVE CHARGES

     Annual Policy Fee
     We reserve the right to charge an annual Policy fee. We reserve the right to waive an annual Policy fee if, on a Policy Anniversary, the Policy value is at least a certain amount which we declare annually. Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value.

     TRANSFER FEE

     The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

     TAX CHARGES

     Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

     No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

NLVA 6150                             -9-

     GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") CHARGE

     The guaranteed maximum and current annual charges for the GLWB rider are listed in the CHARGES section of this prospectus. Each fee is stated as a percentage that is multiplied by the Policy value. The current charge (0.95% annually for Single Life or 1.10% annually for Joint Spousal) will be deducted from the Policy value on each Monthly Anniversary beginning with the Rider Activation Date. Current rates are effective for GLWB Riders activated on or after May 1, 2009. Rates for GLWB Riders activated prior to May 1, 2009 currently remain at a charge of 0.60% for Single Life and 0.75% for Joint Spousal, which is subject to change as described below. If you activate this rider, the charges for the Policy and for the rider will be deducted on a pro-rata basis from all subaccounts in the asset allocation model you select.

     The rider charge is subject to change upon Rider Activation Date, rider anniversary, or upon reset as described in the Reset Feature section below. The rider charge will not exceed the guaranteed maximum fee for the rider listed in the CHARGES section. The rider charge will not be deducted while the rider is inactive, after the Policy value reduces to zero, or if the rider is terminated.

     FEES CHARGED BY THE PORTFOLIOS

     Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

     WAIVER OF CERTAIN CHARGES

     When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee.

     Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS

     The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

     You may allocate your premiums among the Separate Account variable investment options and the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The allocation of any premium to the Fixed Account may not exceed 25% of that premium without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount. The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

     SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

NLVA 6150                             -10-

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. The Separate Account was established as a separate investment account of Ameritas under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
     Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
     You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

   You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal.

     Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

     The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

     This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, restrictions, and potential risks such as those related to mixed and shared funding for portfolios that are also offered through variable life insurance policies and qualified pension and retirement plans. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

--------------------------------------------------------------------------------------------------------------
                         FUND NAME                                          INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                               Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                            Invesco AIM Advisors, Inc.
--------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I -               Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund, Series I -                            Capital growth.
--------------------------------------------------------------------------------------------------------------
   - Subadvisers: Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional
   (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management
   Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco
   Australia Limited
--------------------------------------------------------------------------------------------------------------
                                                              American Century Global Investment Management,
                American Century Investments                  Inc. (1)
                                                              American Century Investment Management, Inc. (2)
--------------------------------------------------------------------------------------------------------------
American Century VP International Fund, Class I (2)          Capital growth.
--------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I (1)          Long-term capital growth; income is secondary
--------------------------------------------------------------------------------------------------------------

NLVA 6150                             -11-

--------------------------------------------------------------------------------------------------------------
                         FUND NAME                                          INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                               Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                     Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies Portfolio - Thornburg Investment    Long-term capital appreciation; current income is
Management, Inc.                                             secondary.
--------------------------------------------------------------------------------------------------------------
Social Balanced Portfolio - Equity Portion: New              Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
--------------------------------------------------------------------------------------------------------------
Social Equity Portfolio- Atlanta Capital Management          Capital growth.
Company, L.L.C.
--------------------------------------------------------------------------------------------------------------
Social International Equity Portfolio - Acadian Asset        Total return.
Management, LLC
--------------------------------------------------------------------------------------------------------------
                   DWS Variable Series I                       Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------
DWS Health Care VIP Portfolio, Class A                       Long-term capital growth.
--------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                      Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A        Long-term capital growth.
--------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                   Long-term capital growth.
--------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                  Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class       Long-term capital appreciation.
(1,2,3)
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class       Index:  S&P 500 Index.
(1,2,3)
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Initial Class (1,2,3)      Capital appreciation.
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class (1,2)   Income and growth.
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio,             Bond.
Initial Class (1,4)
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (1,2,3)     Long-term growth.
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class (1,2,3)    Long-term growth.
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Strategic Income Portfolio, Initial Class    Income.
(1,2,3,4)
--------------------------------------------------------------------------------------------------------------
- Subadvisers; (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisers, Fidelity
International Investment Advisers (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited (3)
Fidelity Management & Research (U.K.) Inc.; and (4) Fidelity Investments Money Management, Inc.
--------------------------------------------------------------------------------------------------------------
    Franklin Templeton Variable Insurance Products Trust            Templeton Global Advisors Limited
--------------------------------------------------------------------------------------------------------------
Templeton Global Bond Securities Fund, Class 2               Current income, consistent with preservation of
                                                             capital, with capital appreciation as secondary.
--------------------------------------------------------------------------------------------------------------
              MFS(R) Variable Insurance TrustSM                Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class      Capital appreciation.
--------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                   Total return.
--------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                  Neuberger Berman Management LLC
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio, Class I             Capital growth.
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I              Capital growth.
--------------------------------------------------------------------------------------------------------------
               PIMCO Variable Insurance Trust                   Pacific Investment Management Company LLC
--------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn Strategy Portfolio,                Real return.
Administrative Class
-------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class           Total return
-------------------------------------------------------------------------------------------------------------
                    Rydex Variable Trust                                    Rydex Investments
--------------------------------------------------------------------------------------------------------------
Rydex All-Cap Opportunity Fund                               Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------
Rydex Government Long Bond 1.2x Strategy Fund                120% of daily price movement of Long Treasury Bond.
--------------------------------------------------------------------------------------------------------------
Rydex Inverse Government Long Bond Strategy Fund             Inverse of daily price movement of Long Treasury Bond.
--------------------------------------------------------------------------------------------------------------
Rydex Inverse NASDAQ-100(R) Strategy Fund                    Inverse of the Nasdaq 100 Index.
--------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P 500 Strategy Fund                          Inverse of the S&P 500 Index.
--------------------------------------------------------------------------------------------------------------
Rydex NASDAQ-100(R)  Fund                                    Match performance of the NASDAQ 100 Index.
--------------------------------------------------------------------------------------------------------------
Rydex Nova Fund                                              150% of daily performance of S&P 500 Index.
--------------------------------------------------------------------------------------------------------------
Rydex Precious Metals Fund                                   Sector:  Capital appreciation.
--------------------------------------------------------------------------------------------------------------
Rydex Russell 2000 1.5x Strategy Fund                        150% of performance of the Russell 2000 Index.
-------------------------------------------------------------------------------------------------------------
     Summit Mutual Funds, Inc.*                                   Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio - Summit Investment       Capital growth.
Partners, Inc.
-------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                       T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio                     Long-term capital growth and income.
--------------------------------------------------------------------------------------------------------------
             Third Avenue Variable Series Trust                        Third Avenue Management LLC
--------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                 Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.             Morgan Stanley Investment Management Inc.,
                                                                  which does business as Van Kampen
--------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I               Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------

NLVA 6150                             -12-

--------------------------------------------------------------------------------------------------------------
                         FUND NAME                                          INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                               Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------
             Vanguard(R) Variable Insurance Fund                       The Vanguard Group. Inc. (1)
                                                                  Wellington Management Company, LLP (2)
                                                              Barrow, Hanley, Mewhinney & Strauss, Inc. (3)
                                                                        AllianceBernstein L.P. (4)
                                                                   William Blair & Company, L.L.C. (5)
                                                              Schroder Investment Management North America,
                                                                                 Inc. (6)
                                                                    Baillie Gifford Overseas Ltd. (7)
                                                                 Granahan Investment Management, Inc. (8)
                                                                Grantham, Mayo, Van Otterloo & Co. LLC (9)
--------------------------------------------------------------------------------------------------------------
Vanguard(R) Balanced Portfolio (2)                           Growth and Income.
--------------------------------------------------------------------------------------------------------------
Vanguard(R) Diversified Value Portfolio (3)                  Growth and Income.
--------------------------------------------------------------------------------------------------------------
Vanguard(R) Equity Income Portfolio (1,2)                    Growth and income.
--------------------------------------------------------------------------------------------------------------
Vanguard(R) Equity Index Portfolio (1)                       Index - Growth and income.
--------------------------------------------------------------------------------------------------------------
Vanguard(R) Growth Portfolio (4,5)                           Growth.
--------------------------------------------------------------------------------------------------------------
Vanguard(R) High Yield Bond Portfolio (2)                    Income.
--------------------------------------------------------------------------------------------------------------
Vanguard(R) International Portfolio (6,7)                    Growth.
--------------------------------------------------------------------------------------------------------------
Vanguard(R) Mid-Cap Index Portfolio (1)                      Index - Growth and income.
--------------------------------------------------------------------------------------------------------------
Vanguard(R) Money Market Portfolio (1)                       Money Market.
--------------------------------------------------------------------------------------------------------------
Vanguard(R) REIT Index Portfolio (1)                         Income and Growth.
--------------------------------------------------------------------------------------------------------------
Vanguard(R) Small Company Growth Portfolio (8,9)             Growth.
--------------------------------------------------------------------------------------------------------------
Vanguard(R) Total Bond Market Index Portfolio (1)            Index - Bonds.
--------------------------------------------------------------------------------------------------------------
Vanguard(R) Total Stock Market Index Portfolio (1)           Index:  Dow Jones Wilshire 5000 Index.
--------------------------------------------------------------------------------------------------------------

* These funds and their investment advisers are a part of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, is the underwriter for these funds.

o    Adding, Deleting, or Substituting Variable Investment Options
     We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

     We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

     Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

     We will notify you of any changes to the variable investment options.

     FIXED ACCOUNT FIXED INTEREST RATE OPTION

     There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 1% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

NLVA 6150                             -13-

     TRANSFERS

     Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

     Transfer Rules:
     o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
     o We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
     o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
          - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
          - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
     o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
     o A transfer from the Fixed Account (except made pursuant to a systematic transfer program or our asset allocation program):
          -    may be made only once each Policy Year;
          -    may be delayed up to six months;
          -    is limited during any Policy Year to the greater of:
               - 25% of the Fixed Account value on the date of the initial transfer during that year;
               - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
               -    $1,000.
     o A transfer into the Fixed Account (except made pursuant to a systematic transfer program or our asset allocation program) may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000 in which case you may elect to transfer the entire value in that Subaccount to the Fixed Account.
     o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Vanguard VIF Money Market Subaccount.
     o Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
     o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
     o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

     THIRD-PARTY SERVICES

     Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

NLVA 6150                             -14-

     DISRUPTIVE TRADING PROCEDURES

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

     The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market (except in Subaccounts whose underlying portfolio prospectus specifically permits such trading). Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

     Policy owners should be aware that we are contractually obligated to provide Policy owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

     We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

     There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolios' prospectuses.

     Excessive Transfers
     We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
     o    the total dollar amount being transferred;
     o    the number of transfers you make over a period of time;
     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
     o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
     o the investment objectives and/or size of the Subaccount underlying portfolio.

     Third Party Traders
     We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
     o reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

     We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

NLVA 6150                             -15-

     SYSTEMATIC TRANSFER PROGRAMS

     We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice.

o    Dollar Cost Averaging
     The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Vanguard VIF Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

     Dollar Cost Averaging Program Rules:
     o    There is no additional charge for the Dollar Cost Averaging program.
     o We must receive notice of your election and any changed instruction - either by Written Notice, by telephone transaction instruction, or by Internet when available.
     o    Automatic transfers can only occur monthly.
     o The minimum transfer amount out of the Vanguard VIF Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
     o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Vanguard VIF Money Market Subaccount or the Fixed Account is less than $100.
     o Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

o    Portfolio Rebalancing
     The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

     Portfolio Rebalancing Program Rules:
     o    There is no additional charge for the Portfolio Rebalancing program.
     o    The Fixed Account is excluded from this program.
     o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
     o    You may have rebalancing occur quarterly, semi-annually or annually.

o    Earnings Sweep
     The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

     Earnings Sweep Program Rules:
     o    There is no additional charge for the Earnings Sweep program.
     o    The Fixed Account is included in this program.
     o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
     o    You may have your earnings sweep quarterly, semi-annually or annually.

NLVA 6150                             -16-

     MODEL ASSET ALLOCATION PROGRAM

     We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

     To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

     To participate in the asset allocation program:
     o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your Policy.
     o    You must complete the Morningstar Asset Allocator Questionnaire.
     o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by Written Notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
     o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
     o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
     o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Model Asset Allocation program. You will be required to talk to a Service Center representative if you are in the program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Model Asset Allocation program. Additional safeguards will apply if your Policy has the GLWB rider (See the GLWB Rider section, Asset Allocation.).
     o If participation in the asset allocation program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the adviser's most current allocation recommendations. Any additional premiums received will be returned.
     o AIC is compensated by us as principal underwriter for the Policies. We and AIC may receive fees for administrative services from portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy (these portfolios may or may not be included in the models). We believe any potential risk of a conflict of interest in these arrangements may be reduced by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

NLVA 6150                             -17-

     The GLWB rider requires that, beginning on the rider activation date, you may participate only in certain asset allocation models. The models currently available for use with the GLWB rider are: Capital Growth, Moderate, Balanced, and Conservative; for more information on these models, see your variable annuity application. The GLWB rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the requirements of the rider.

     There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the Model Asset Allocation program at any time.

IMPORTANT POLICY PROVISIONS

     Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

     POLICY APPLICATION AND ISSUANCE

     To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

     If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

     The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

o    Application in Good Order
     All application questions must be answered, but particularly note these requirements:
     o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
     o Your premium allocations must be completed in whole percentages, and total 100%.
     o    Initial premium must meet minimum premium requirements.
     o    Your signature must be on the application.
     o Identify the type of plan, whether it is non-qualified or, if it is qualified, state the type of qualified plan.
     o    City, state and date application was signed must be completed.
     o If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
     o There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

o    Premium Requirements
     Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

NLVA 6150                             -18-

     Initial Premium
     o    The only premium required. All others are optional.
     o Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

     Additional Premiums
     o Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
     o    Will not be accepted, without our approval, on or after the earlier of
          (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

o    Allocating Your Premiums
     You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
     o    Allocations must be in whole percentages, and total 100%.
     o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
     o All premiums will be allocated pursuant to your instructions on record with us.
     o The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount.

o    "Right to Examine" Period Allocations
     If you are not satisfied with the Policy, you may void it by returning it to us within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy value, whichever amount is greater.

     YOUR POLICY VALUE

     On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for charges under the Policy.

o    Separate Account Value
     Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
     (b) the daily mortality and expense risk charge; and this result divided by
     (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

     When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

     An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share. Notwithstanding the preceeding statements, Owners will be guaranteed to receive a $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is currently set to expire on September 18, 2009.

NLVA 6150                             -19-

o    Fixed Account Value
     The Policy value of the Fixed Account on any Business Day equals:
     (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
     (b)  any premiums credited since the end of the previous Policy Month; plus
     (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
     (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
     (e) any partial withdrawal taken from the Fixed Account since the end of the previous Policy Month; minus
     (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
     (g)  interest credited on the Fixed Account balance.

     TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time), except Rydex Subaccount transactions must be received by 2:30 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

     DELAY OF PAYMENTS

     We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
(i) the NYSE is closed for other than customary weekend and holiday closings;
(ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payments of full surrenders or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the insurance commissioner of the state where the Policy is delivered.

     BENEFICIARY

     You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

     If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

     If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not continue the Guaranteed Lifetime Withdrawal Benefit rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 qualified plan.

     If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

NLVA 6150                             -20-

     MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

     POLICY CHANGES

     Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

     POLICY TERMINATION

     We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

     If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up life-time income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

POLICY DISTRIBUTIONS

     There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

     WITHDRAWALS
Withdrawals may be subject to:
     -    Income Tax
     -    Penalty Tax

     You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

     Withdrawal Rules
     o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
     o    Minimum withdrawal is $250.
     o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
     o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
     o The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.

NLVA 6150                             -21-

     o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

     ALIC and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7923. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o    Systematic Withdrawal Plan
     The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

     DEATH BENEFITS

o    Death Benefit Upon Owner's Death
     We will pay the death benefit after we receive Due Proof of Death of an Owner's death and we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
           -    Your Policy being in force;
           -    Receipt of Due Proof of Death of the first Owner to die;
           -    Election of an annuity income option; and
           - Proof that the Owner died before any annuity payments begin. "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

     Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds when we receive satisfactory proof of death and instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

     If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as the Owner's death.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

NLVA 6150                             -22-

     If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

     We will deduct any applicable premium tax not previously deducted from the death benefit payable.

     In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

o    Standard Death Benefit
     Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:
     - your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
     -    adjusted guaranteed death benefit premiums.

     We define adjusted guaranteed death benefit premiums as total premiums paid into the Policy less an adjustment for each withdrawal. If you have not taken any withdrawals from the Policy, the adjusted guaranteed death benefit premiums is equal to the total premiums paid into the Policy. To calculate the adjustment amount for the first withdrawal made under the Policy, we determine the percentage by which the withdrawal reduces the Policy value. For example, a $10,000 withdrawal from a Policy with a $100,000 value is a 10% reduction in Policy value. This percentage is calculated by dividing the amount of the withdrawal by the Policy value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the Policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the Policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

     To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the Policy value is reduced by taking the amount of the withdrawal in relation to the Policy value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

     Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o    IRS Required Distribution Upon Death of Owner
     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are included in Appendix B of this prospectus.

o    Tables Illustrating Benefits Upon Death
     The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

NLVA 6150                             -23-

                                      If death occurs before the Annuity Date:
If the deceased is...  and...              and...                      then the...
--------------------- -------------------- -------------------------- ------------------------------------------------
any Policy Owner      - - -                - - -                       Policy beneficiary receives the death
                                                                       benefit.
--------------------- -------------------- --------------------------- ---------------------------------------------
any Policy Owner      there is no          the beneficiary is the      surviving spouse may elect to become the
                      surviving joint      Policy Owner's surviving    Policy Owner and continue the Policy, or
                      Policy Owner who     spouse, unless the spouse   may have the Policy end and receive the
                      is the deceased      is the surviving joint      death benefit.
                      Owner's spouse       Policy Owner
--------------------- -------------------- --------------------------- ---------------------------------------------
the Annuitant         a Policy Owner is    there is no named           the Policy continues with the Policy Owner
                      living               contingent or joint         as the Policy Annuitant unless the Owner
                                           Annuitant                   names a new Annuitant.
--------------------- -------------------- --------------------------- ---------------------------------------------
the Annuitant         the Policy Owner     - - -                       the Annuitant's death is treated as a
                      is a non-person                                  Policy Owner's death.
--------------------- -------------------- --------------------------- ---------------------------------------------
the Annuitant         a Policy Owner is    the contingent or joint     contingent Annuitant becomes the Annuitant,
                      living               Annuitant is living         and the Policy continues.
--------------------- -------------------- --------------------------- ---------------------------------------------

                                      If death occurs on or after the Annuity Date:
If the deceased is...  and...             then the...
--------------------- ---------------- -------------------------------------------------------------------------
--------------------- ---------------- -----------------------------------------------------------------------------
any Policy Owner      there is a       surviving Policy Owner remains as Owner for purposes of distributing any
                      living joint     remaining Policy proceeds pursuant to the annuity income option then in
                      Owner, and       effect.  If the annuity benefit payee was the deceased Policy Owner, the
                      the Annuitant    surviving Owner receives the proceeds.  If the payee is other than the
                      is living        deceased Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ---------------- -----------------------------------------------------------------------------
any Policy Owner      there is no      Policy beneficiary becomes the Policy Owner for purposes of distributing
                      surviving        any remaining Policy proceeds pursuant to the annuity income option then in
                      joint Owner,     effect.  If the annuity benefit payee was the Owner, then the Policy
                      and              beneficiary receives the proceeds.  If the payee is other than the Owner,
                      the Annuitant    proceeds continue to be paid to the payee until the payee's death, then are
                      is living        paid to the Policy beneficiary.
--------------------- ---------------- -----------------------------------------------------------------------------
any Annuitant         any Policy       Policy Owner (or other named payee) receives distribution of any remaining
                      Owner is living  Policy proceeds pursuant to the annuity income option then in effect.
--------------------- ---------------- -----------------------------------------------------------------------------
the Annuitant         the Annuitant    Policy beneficiary becomes the Policy Owner for purposes of distributing
                      is also the      any remaining Policy proceeds pursuant to the annuity income option then in
                      Policy Owner     effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ---------------- -----------------------------------------------------------------------------

     ANNUITY INCOME BENEFITS

     A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

     Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is effective only after we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

Annuity payments:
        - require investments to be allocated to our general account, so are not variable.
        -  may be taxable and, if premature, subject to a tax penalty

     Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options 4 and 5 are also based on the A2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o    When Annuity Income Payments Begin
     You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

NLVA 6150                             -24-

o    Selecting an Annuity Income Option
     You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

     If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o    Annuity Income Options
     Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

     Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice not to withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

     We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

     The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.

     GLWB RIDER

     A Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is part of your Policy at the time of issue if the Policy Date is on or after November 5, 2007 and if the rider is approved in your state. The rider may be issued in its Inactive Phase for any issue age 0 - 85. It may be issued in an active status when the Policy Owner is age 49 years, six months and one day ("attained age 50") through age 85 years, 6 months ("attained age 85"). Active status riders will be either in the Accumulation Phase or the Withdrawal Phase. You may activate the rider subject to the terms and conditions stated below.

     The GLWB rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy value, until your death or the death of the last surviving Covered Person. Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with this product.

NLVA 6150                             -25-

o    GLWB Definitions

Benefit phases are defined as:
     o Inactive Phase. The period of time when this rider is inactive. The Owner chooses when to end the Inactive Phase, but it cannot end before the Youngest Age 50.
     o Accumulation Phase. The period of time between the Rider Activation Date and the first date of the Withdrawal Phase.
     o Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section of this rider.
     o Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount.

Covered Person(s).
     o    The Owner of the Policy or;
     o The Annuitant if the Owner of the Policy is a non-natural person, such as a trust or;
     o The spouses when the joint spousal option is selected. Once the rider is activated, no changes to the Covered Persons will be permitted.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Rider Year exceed the Lifetime Withdrawal Benefit Amount in that Rider Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Rider Year without reducing the Benefit Base.

Maximum Anniversary Policy Value. The highest Policy value on any Policy Anniversary during the 10-year period after the later of the Rider Activation Date or the most recent reset date.

Monthly Anniversary.  The same date in a succeeding month as the Policy Date.

Premium Accumulation Value. The sum of premiums paid, accumulated at an annual compound rate of interest for a 10-year period during the Accumulation Phase beginning with the later of the Rider Activation Date or the most recent reset date. The rate of interest is:
     o    5% for the Rider Year in which no withdrawal is taken
     o    0% for the Rider Year in which a withdrawal is taken

     The initial Premium Accumulation Value is determined as follows:
     o If the Rider Activation Date is the same as the Policy Date, it is equal to the initial premium.
     o If the Rider Activation Date is after the Policy Date, it is equal to the Policy value as of the Rider Activation Date.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Activation Date. The end of the Inactive Phase and the beginning of the Accumulation Phase or the Withdrawal Phase. It must coincide with a Monthly Anniversary and cannot occur before the Youngest Age 50.

Rider Year. For the first Rider Year, the period of time from the Rider Activation Date to the next Policy Anniversary. Subsequent Rider Years will coincide with Policy Years.

RMD. The required minimum distribution amount as defined by Internal Revenue Code Section 401(a)(9) and related Code provisions. It is based on the previous year-end Policy value of the Policy to which the rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Youngest Age.  The attained age of the youngest Covered Person.

NLVA 6150                             -26-

o    Inactive Phase

     The following apply during the Inactive Phase:
     o    No charges for the rider will be deducted from the Policy value.
     o No restrictions are imposed on withdrawals other than those provided by the base Policy.
     o No restrictions are imposed on asset allocations other than those provided by the base Policy.
     o No determinations are made of Premium Accumulation Value, Maximum Anniversary Policy Value, or Benefit Base as they apply to the benefits and provisions of the GLWB rider.

     The end of the Inactive Phase coincides with the Rider Activation Date.

o    Activation of Rider

     Rider Activation Date
     The rider will be activated on the Monthly Anniversary following our receipt of the properly completed service forms and your written consent granting AIC discretionary authority as described in the Model Asset Allocation Program section and below, but no earlier than the Youngest Age 50.

     Rider Charges
     The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES section of this prospectus and other information about the rider charges is discussed in the CHARGES EXPLAINED section.

     Asset Allocation
     Beginning on the Rider Activation Date, the GLWB rider limits individual transfers and future premium allocations otherwise permitted by the Policy. By activating the rider, you agree that your Policy value will be invested in one of certain allowable allocation models while the rider is active, and you agree to a rebalancing schedule. The models currently available for use with the GLWB rider are: Capital Growth, Moderate, Balanced, and Conservative. You are permitted to transfer your total Policy value from one allowable allocation model to another allowable allocation model. AIC will serve as your investment adviser fiduciary solely for purposes of development of the asset allocation models and periodic updates to the models or deletion of models available under the GLWB.

     The conditions of the Model Asset Allocation program will apply. However, changes to your allocations outside the allowable models will terminate the rider. Only you can select the allowable asset model best for you. AIC will not make this decision for you.

     Premium payments made to the Policy value during the Accumulation Phase and Withdrawal Phase will be credited proportionally to the subaccounts contained in the asset allocation model you have selected. All withdrawals will be deducted proportionally from the subaccounts in the asset allocation model.

     We have the right to discontinue access to an allocation model. If an allocation model will be discontinued, we will notify you within 30 days prior to the change. If after 30 days you have not selected another allowable allocation model, we will transfer all funds from the discontinued allocation model to a default model as specified in the notice. You may later request to transfer your total Policy value from the default model to any of the remaining asset allocation models.

     We will notify you in the event any transaction you request will involuntarily cause your GLWB rider to terminate for failure to invest according to an allowable asset allocation model. We will require you to sign a form to terminate your GLWB rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

     Continuation of Rider by Surviving Spouse for Single Life Option
     This section applies only to Policies issued as tax non-qualified, or to Policies issued as Regular, SEP, SIMPLE, or Roth IRAs. Continuation of the rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Section 401.

     If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person elects to continue the policy in accordance with its terms, the surviving spouse may elect to add the rider for his or her life.

NLVA 6150                             -27-

     a. If the surviving spouse has not reached attained age 50, the rider will become inactive and will enter the Inactive Phase.
     b. If the surviving spouse has reached attained age 50, the rider will continue in the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy value. The charge for the rider will equal the charge in effect for new issues of the same rider and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.

     If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person's death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

o    Accumulation Phase

     Reset Feature
     On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

     At the time of a reset:
     1.   A new 10-year period begins for:
          a.   Premium Accumulation Value; and,
          b. Comparison of anniversary Policy values to determine the Maximum Anniversary Policy Value.
     2. The charge for the rider will equal the charge in effect for new issues of the same rider.
     3. If the charge increases, we will notify you within 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.
     4. You can decline the charge increase by sending us written notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

     On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was originally activated. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

     Withdrawals
     You are permitted one withdrawal per Rider Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Policy Date. A second request for a withdrawal in a Rider Year will automatically transition the rider to the Withdrawal Phase as described below.

     A withdrawal will reduce the Premium Accumulation Value and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy value prior to the withdrawal. The Premium Accumulation Value and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

          a - (a * (b / c))

          where:
          a = Premium Accumulation Value or Maximum Anniversary Policy Value
              prior to the withdrawal;
          b = withdrawal amount;
          c = Policy value prior to the withdrawal

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Rider Year in which the withdrawal is taken.

NLVA 6150                             -28-

o    Withdrawal Phase

     You may choose to begin withdrawal payments no sooner than 30 days after the Policy Date and no later than 60 days after the date we receive the properly completed service form in our office.

     Benefit Base
     The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

     The initial Benefit Base equals the greatest of the following, determined at the beginning of the Withdrawal Phase:
     o    Policy value
     o    Premium Accumulation Value
     o    Maximum Anniversary Policy Value

     The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

     Lifetime Withdrawal Benefit Amount
     We guarantee, as an obligation of our general account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy value, until the death of the last Covered Person.

     The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the Youngest Age at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:
          o    4.0% - ages 50 through 54
          o    4.5% - ages 55 through 59
          o    5.0% - ages 60 through 64
          o    5.5% - ages 65 through 69
          o    6.0% - ages 70 through 74
          o    6.5% - ages 75 through 79
          o    7.0% - age 80 and older
At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the lifetime distribution factor to the adjusted Benefit Base.

     You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

     Impact of Withdrawals on Benefit Base
     Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Rider Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. Also, if you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. However, any withdrawal amount that causes total withdrawals in a Rider Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

     At the time a withdrawal is taken, if the total withdrawals in a Rider Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction in the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

                  _____x____
                  (y - (z - x))

                  where:
                  x = Excess Withdrawal amount with respect to LWBA;
                  y = Policy value immediately prior to the withdrawal; z = total amount of the current withdrawal.
A reduction in the Benefit Base will reduce the LWBA.

     No Excess Withdrawals will be allowed when the Policy value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

NLVA 6150                             -29-

     Step-Up of Benefit Base
     On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy value to the Benefit Base. If the Policy value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy value and recalculate the LWBA, which will increase the LWBA.

     Additional Premiums
     Additional premium payments made during the Withdrawal Phase will:
          1. increase the Policy value according to the provisions of the Policy; and,
          2.   increase the Benefit Base; and,
          3.   increase the LWBA.

     Premium payments made during the Withdrawal Phase may not exceed $100,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy value is zero.

o    Guaranteed Phase
     If a withdrawal (including an RMD) reduces the Policy value to zero and at least one Covered Person is still living, the following will apply:
     a.   the monthly rider charge will no longer be deducted; and,
     b. the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the owner, but no less frequently than annually; and,
     c.   no additional premiums will be accepted; and,
     d.   no additional step-ups will occur; and,
     e. any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
     f. the Policy and any other riders will cease to provide any death benefits.

o    Death Benefit

     Upon the death of the last Covered Person, if the Policy is in the Withdrawal Phase, the beneficiary will select to receive either the Death Benefit as provided by the Policy and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

     If the last surviving Covered Person dies and the Policy value is zero (the Guaranteed Phase of the GLWB rider) as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

o    Termination of Rider

     Except as otherwise provided under the Continuation of Rider by Surviving Spouse for Single Life Option, the rider will - terminate without value on the earliest occurrence of any of the following dates:
     1.   the date of death of the last surviving Covered Person;
     2.   the date there is a change of Owner;
     3. the date annuity payments commence under an annuity income option as described in the Policy;
     4. the date an Excess Withdrawal is taken such that the LWBA is less than $100;
     5.   the date any investment restriction is violated;
     6. the date a loan is taken from the Policy, as applicable, during the Accumulation Phase or the Withdrawal Phase;
     7. the date the Owner(s) provide us with written notice to terminate either the rider or the Policy.
If annuity payments are to commence under number 3 above, at the maximum maturity date the owner may select one of the following options:
     a. apply the Policy value under an annuity income option described in the Policy, or
     b. receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

NLVA 6150                             -30-

FEDERAL INCOME TAX MATTERS

     This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

     Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o    Tax Deferrals During Accumulation Period
     An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

o    Taxation of Withdrawals
     Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

     If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
     o    after the taxpayer reaches age 59 1/2;
     o    upon the death of the Owner;
     o    if the taxpayer is defined as totally disabled;
     o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
     o    under an immediate annuity; or
     o    under certain other limited circumstances.

o    Taxation of Annuity Payments
     Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o    Taxation of Death Proceeds
     A death benefit paid under the Policy is taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

NLVA 6150                             -31-

o    Tax Treatment of Assignments and Transfers
     An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

o    Tax Treatments by Type of Owner
     A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the entity as Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

o    Annuity Used to Fund Qualified Plan
     The Policy is designed for use with various qualified plans, including:
     o    Individual Retirement Annuities (IRAs), Code Section 408(b);
     o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
     o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
     o    Roth IRAs, Code Section 408A.

     The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

     The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

o    Tax Impact on Account Value
     Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").

NLVA 6150                             -32-

MISCELLANEOUS

     ABOUT OUR COMPANY

     Ameritas Life Insurance Corp. ("Ameritas") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing individual life insurance, annuities and group dental and vision insurance, retirement plans and 401(k) plans throughout the United States, except the State of New York. We are an indirectly wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"). Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

     DISTRIBUTION OF THE POLICIES

     Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, a direct majority-owned subsidiary of Ameritas, is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can also be purchased from us through salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

     The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized) beginning in the second Policy Year.

     VOTING RIGHTS

     As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

     If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal.

     LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

NLVA 6150                             -33-

APPENDIX A: Accumulation Unit Values

     The following table shows Accumulation Unit values ("AUVs") for the Subaccounts that fund obligations of Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant") under variable annuity Policies offered by this prospectus. NLVA 6150 AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period. The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated for NLVA 6150, as well as accumulation units for the Registrant's NLVA 4080 policies, which are no longer offered for sale, but for which the Registrant may continue to accept payments. Policy expenses vary for each of the Registrant's variable annuities; therefore, NLVA 6150 AUVs are not representative of values for the NLVA 4080.

     The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and Last Page to learn how to get a copy of the Statement of Additional Information.)

------------------------------------------------ ------ ---------------- -------------------- ---------------------
                                                                             NLVA 6150         Number (#) of
Subaccount (date Subaccount was                  Year     Value ($)         AUV ($) at       Accumulation Units
      added to the Policy)                               at Inception       End of Year        At End of Year
                                                                           (December 31)       (December 31)
                                                                                              ----------- -----------
                                                                                                  NLVA       NLVA
                                                                                                  4080       6150
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
AIM VARIABLE INSURANCE FUNDS
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  AIM V.I. Financial Services Fund, Series I     2001                NA                   NA       1,489          NA
                                                 2002                                              1,877
                                                 2003                                              5,048
                                                 2004                                              5,630
                                                 2005                                              7,314
                                                 2006                                              6,562
                                                 2007                                              2,821
                                                 2008                                              5,955
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  AIM V.I. Global Health Care Fund, Series I     2001                NA                   NA       5,716          NA
                                                 2002                                              5,381
                                                 2003                                             10,701
                                                 2004                                              6,295
                                                 2005                                              5,503
                                                 2006                                              4,226
                                                 2007                                              3,343
                                                 2008                                              3,345
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  AIM V.I. International Growth Fund, Series I   2008             31.91               19.985       2,841       5,949
  (05/01/2008)
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   AIM V.I. Leisure Fund, Series I (05/01/2008)  2008             12.11                7.196          NA       1,251
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   AIM V.I. Technology Fund, Series I            2001                NA                   NA       5,212          NA
                                                 2002                                              2,286
                                                 2003                                              5,429
                                                 2004                                              9,651
                                                 2005                                             16,526
                                                 2006                                             10,137
                                                 2007                                              7,649
                                                 2008                                              5,699
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
AMERICAN CENTURY INVESTMENTS
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  American Century VP International Fund,        2008             10.39                5.919           NA     73,397
  Class I (05/01/2008)
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  American Century VP Mid Cap Value Fund,        2008             12.97                9.744      10,333      37,892
  Class I (05/01/2008)
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
CALVERT VARIABLE SERIES, INC.
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Ameritas Core Strategies Portfolio            2008             19.13               12.201         450      69,847
  (05/01/2008)
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Ameritas MidCap Growth Portfolio              2000                NA                   NA       2,708          NA
                                                 2001                                                579
                                                 2002                                              1,355
                                                 2003                                              9,539
                                                 2004                                              9,506
                                                 2005                                              8,161
                                                 2006                                              4,092
                                                 2007                                             16,296
                                                 2008                                             11,396
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------

NLVA 6150                           - A:1 -             Accumulation Unit Values

------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
                                                                             NLVA 6150         Number (#) of
Subaccount (date Subaccount was                  Year     Value ($)         AUV ($) at       Accumulation Units
      added to the Policy)                               at Inception       End of Year        At End of Year
                                                                           (December 31)       (December 31)
                                                                                              ----------- -----------
                                                                                                  NLVA       NLVA
                                                                                                  4080       6150
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Ameritas Small Capitalization Portfolio       2000                NA                   NA           0          NA
                                                 2001                                                787
                                                 2002                                              5,937
                                                 2003                                              3,543
                                                 2004                                              5,844
                                                 2005                                              1,467
                                                 2006                                              3,586
                                                 2007                                              6,448
                                                 2008                                             29,103
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Social Balanced Portfolio (04/13/2005)        2000                                              7,016
                                                 2001                                             24,259
                                                 2002                                             81,158
                                                 2003                                            114,772
                                                 2004                                            183,833
                                                 2005              1.85                1.943     198,390           0
                                                 2006                                  2.103     220,640     261,214
                                                 2007                                  2.149     241,723     243,848
                                                 2008                                  1.468     114,010     375,620
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Social Equity Portfolio (04/13/2005)          2005             16.46               17.673          NA       5,529
                                                 2006                                 19.344                  33,799
                                                 2007                                 21.160                  43,493
                                                 2008                                 13.511                  41,306
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Social International Equity Portfolio         2000                                                147
   (04/13/2005)                                  2001                                              1,512
                                                 2002                                              1,725
                                                 2003                                              3,234
                                                 2004                                             26,277
                                                 2005             16.31               18.092      29,441       3,089
                                                 2006                                 22.946      11,774      48,529
                                                 2007                                 23.407      14,854      46,720
                                                 2008                                 12.340       2,971      56,722
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
DWS SCUDDER
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   DWS Small Cap Index VIP, Class A              2000                NA                  NA          292          NA
                                                 2001                                              1,551
                                                 2002                                             14,641
                                                 2003                                             25,279
                                                 2004                                             71,810
                                                 2005                                             87,077
                                                 2006                                             69,169
                                                 2007                                             57,376
                                                 2008                                              7,599
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
DWS VARIABLE SERIES I
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   DWS Health Care VIP Portfolio, Class A        2008             11.75                9.423       4,837      15,909
    (05/01/2008)
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
DWS VARIABLE SERIES II
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  DWS Dreman Small Mid Cap Value VIP             2008             11.39                7.901       5,362     113,837
  Portfolio, Class A (05/01/2008)
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  DWS Global Thematic VIP Portfolio, Class A     2008             10.93                5.820          NA      17,752
  (05/01/2008)
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Fidelity(R) VIP Contrafund(R) Portfolio,       2005             26.30               30.968          NA      22,757
  Initial Class (04/13/2005)                     2006                                 34.408                 456,566
                                                 2007                                 40.238                 503,855
                                                 2008                                 23.005                 535,745
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Fidelity(R) VIP Contrafund(R) Portfolio,       2000                NA                   NA       1,139          NA
  Service Class                                  2001                                              3,550
                                                 2002                                              8,659
                                                 2003                                             29,564
                                                 2004                                             44,592
                                                 2005                                            105,776
                                                 2006                                            371,194
                                                 2007                                            217,488
                                                 2008                                            229,913
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------

NLVA 6150                           - A:2 -             Accumulation Unit Values

------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
                                                                             NLVA 6150         Number (#) of
Subaccount (date Subaccount was                  Year     Value ($)         AUV ($) at       Accumulation Units
      added to the Policy)                               at Inception       End of Year        At End of Year
                                                                           (December 31)       (December 31)
                                                                                              ----------- -----------
                                                                                                  NLVA       NLVA
                                                                                                  4080       6150
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Fidelity(R) VIP Equity Income Portfolio,       2005             23.48               25.460          NA       1,082
  Initial Class (04/13/2005)                     2006                                 30.434                 114,257
                                                 2007                                 30.730                 107,439
                                                 2008                                 17.526                  92,690
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Fidelity(R) VIP Growth Portfolio, Initial      2005             30.19               33.678          NA         377
  Class (04/13/2005)                             2006                                 35.788                  86,264
                                                 2007                                 45.188                 107,623
                                                 2008                                 23.743                 104,673
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
 Fidelity(R) VIP High Income Portfolio, Initial  2005              6.36                6.640          NA       4,863
  Class (04/13/2005)                             2006                                  7.346                 134,373
                                                 2007                                  7.509                 164,712
                                                 2008                                  5.602                 285,316
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Fidelity(R) VIP High Income Portfolio, Service 2002                NA                   NA     288,530          NA
  Class                                          2003                                            816,096
                                                 2004                                            997,681
                                                 2005                                            950,658
                                                 2006                                            427,486
                                                 2007                                            233,765
                                                 2008                                             95,260
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Fidelity(R) VIP Investment Grade Bond          2000                                              1,305
  Portfolio, Initial Class (04/13/2005)          2001                                              5,293
                                                 2002                                             22,324
                                                 2003                                              9,808
                                                 2004                                             57,536
                                                 2005             12.48               12.732      78,410      21,777
                                                 2006                                 13.213      76,920     270,546
                                                 2007                                 13.712      74,586     390,100
                                                 2008                                 13.194      12,132     605,655
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Fidelity(R) VIP Mid Cap Portfolio, Initial     2005             29.49               35.022          NA       8,368
  Class (04/13/2005)                             2006                                 39.255                 169,764
                                                 2007                                 45.140                 187,619
                                                 2008                                 27.186                 207,460
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Fidelity(R) VIP Mid Cap Portfolio, Service     2000                NA                   NA      10,024          NA
  Class                                          2001                                             13,943
                                                 2002                                             17,011
                                                 2003                                             28,061
                                                 2004                                            263,270
                                                 2005                                            170,540
                                                 2006                                             52,554
                                                 2007                                             36,668
                                                 2008                                             29,289
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Fidelity(R) VIP Overseas Portfolio, Initial    2005             16.93               20.609          NA       2,193
  Class (04/13/2005)                             2006                                 24.203                 175,855
                                                 2007                                 28.237                 204,122
                                                 2008                                 15.780                 188,150
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Fidelity(R) VIP Strategic Income Portfolio,    2008             10.77                9.467       4,634      35,620
  Initial Class (05/01/2008)
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Templeton Global Bond Securities Fund, Class   2008             17.58               17.693       3,037     117,009
  2 (05/01/2008)
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
MFS(R) VARIABLE INSURANCE TRUST SM
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  MFS(R) VIT Research International Series,      2008             15.06                8.871       1,284       4,774
  Initial Class (05/01/2008)
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  MFS(R) VIT Utilities Series, Initial Class     2008             28.69               18.173       3,468       6,682
  (05/01/2008)
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Neuberger Berman AMT Balanced Portfolio,       1999                NA                   NA       6,962          NA
  Class I                                        2000                                              6,429
                                                 2001                                              6,677
                                                 2002                                              5,726
                                                 2003                                              6,263
                                                 2004                                             38,806
                                                 2005                                             19,254
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------

NLVA 6150                           - A:3 -             Accumulation Unit Values

------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
                                                                             NLVA 6150         Number (#) of
Subaccount (date Subaccount was                  Year     Value ($)         AUV ($) at       Accumulation Units
      added to the Policy)                               at Inception       End of Year        At End of Year
                                                                           (December 31)       (December 31)
                                                                                              ----------- -----------
                                                                                                  NLVA       NLVA
                                                                                                  4080       6150
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
                                                 2006                                             18,422
                                                 2007                                             17,328
                                                 2008                                             15,766
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Neuberger Berman AMT Growth Portfolio, Class I 1999                NA                   NA       4,428          NA
                                                 2000                                              6,001
                                                 2001                                              6,119
                                                 2002                                              7,445
                                                 2003                                              5,083
                                                 2004                                              9,741
                                                 2005                                              6,346
                                                 2006                                              4,728
                                                 2007                                              7,427
                                                 2008                                              4,640
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Neuberger Berman AMT Short Duration Bond       1999                NA                   NA      22,169          NA
  Portfolio, Class I                             2000                                             21,626
                                                 2001                                             11,857
                                                 2002                                              5,653
                                                 2003                                             15,429
                                                 2004                                             15,003
                                                 2005                                             18,688
                                                 2006                                             12,235
                                                 2007                                             11,367
                                                 2008                                              9,992
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Neuberger Berman AMT Partners Portfolio,       1999                                             40,952
  Class I (05/01/2008)                           2000                                             27,205
                                                 2001                                             26,791
                                                 2002                                             24,552
                                                 2003                                             23,147
                                                 2004                                             23,615
                                                 2005                                             41,916
                                                 2006                                             25,926
                                                 2007                                             18,981
                                                 2008             20.37                9.854      46,309       9,810
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Neuberger Berman AMT Regency Portfolio,        2008             15.76                8.773          NA       2,268
  Class I (05/01/2008)
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  PIMCO CommodityRealReturn Strategy             2005             11.83               12.377          NA       2,221
  Portfolio, Administrative Class (11/18/2005)   2006                                 11.928                 562,938
                                                 2007                                 14.619                 610,037
                                                 2008                                  8.172                 659,659
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  PIMCO Total Return Portfolio, Administrative   2008                NA                   NA          NA          NA
  Class (05/01/2009)
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
RYDEX VARIABLE TRUST
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Rydex All-Cap Opportunity (4/13/2005)          2005             10.93               12.674          NA       8,744
                                                 2006                                 14.040                  91,439
                                                 2007                                 17.138                 114,316
                                                 2008                                 10.101                  98,090
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Rydex Government Long Bond 1.2x Strategy       1999                                                  0
  Fund (04/13/2005)                              2000                                             19,736
                                                 2001                                              5,690
                                                 2002                                             23,309
                                                 2003                                              2,057
                                                 2004                                              1,825
                                                 2005             12.14               12.380      30,759           0
                                                 2006                                 11.920      27,604      64,922
                                                 2007                                 13.012      25,384      96,643
                                                 2008                                 18.745      10,907      88,008
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Rydex Inverse Government Long Bond Strategy    2005             21.42               20.800          NA           0
  Fund (04/13/2005)                              2006                                 22.374                  10,490
                                                 2007                                 21.247                   7,004
                                                 2008                                 14.747                   6,777
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------

NLVA 6150                           - A:4 -             Accumulation Unit Values

------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
                                                                             NLVA 6150         Number (#) of
Subaccount (date Subaccount was                  Year     Value ($)         AUV ($) at       Accumulation Units
      added to the Policy)                               at Inception       End of Year        At End of Year
                                                                           (December 31)       (December 31)
                                                                                              ----------- -----------
                                                                                                  NLVA       NLVA
                                                                                                  4080       6150
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Rydex Inverse NASDAQ-100(R) Strategy Fund      2005             23.63               21.510          NA           0
  (04/13/2005)                                   2006                                 21.106                   2,864
                                                 2007                                 18.622                   5,161
                                                 2008                                 27.413                  15,385
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Rydex Inverse S&P 500 Strategy Fund            1999                                              1,087
  (04/13/2005)                                   2000                                              4,136
                                                 2001                                              9,659
                                                 2002                                             27,540
                                                 2003                                             19,281
                                                 2004                                             36,374
                                                 2005              5.38                5.149     155,132       7,535
                                                 2006                                  4.737      40,793      52,676
                                                 2007                                  4.750     111,985      60,100
                                                 2008                                  6.578      85,486      88,429
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Rydex NASDAQ-100(R) Fund (04/13/2005)          1999                                             49,403
                                                 2000                                             29,501
                                                 2001                                             35,649
                                                 2002                                             36,498
                                                 2003                                             56,178
                                                 2004                                            279,555
                                                 2005             12.95               14.525     317,244      10,957
                                                 2006                                 15.280     263,799      46,633
                                                 2007                                 17.904      23,116      54,016
                                                 2008                                 10.343       9,822      43,117
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Rydex Nova Fund (04/13/2005)                  1999                                             25,185
                                                 2000                                             35,055
                                                 2001                                             28,887
                                                 2002                                             23,593
                                                 2003                                             70,894
                                                 2004                                            880,971
                                                 2005              7.87                8.573     430,560      16,884
                                                 2006                                 10.169     362,180      33,069
                                                 2007                                 10.227      38,879      39,211
                                                 2008                                  4.630      55,621      69,538
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Rydex Precious Metals Fund (04/13/2005)       1999                                              7,344
                                                 2000                                             53,816
                                                 2001                                             60,963
                                                 2002                                            115,606
                                                 2003                                            162,986
                                                 2004                                            140,385
                                                 2005              7.59               10.341     142,403       4,240
                                                 2006                                 12.488     129,996     174,045
                                                 2007                                 14.848     143,213     197,763
                                                 2008                                  9.072     184,338     263,001
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Rydex Russell 2000 1.5x Strategy Fund         2005             30.06               34.892          NA       2,332
  (04/13/2005)                                   2006                                 41.937                  24,926
                                                 2007                                 38.896                  20,979
                                                 2008                                 18.813                  28,404
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
SUMMIT MUTUAL FUNDS, INC.
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Summit Natural Resources Portfolio             2008             64.98               36.364       1,006       8,270
  (05/01/2008)
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Summit S&P 500 Portfolio (12/12/2008)          2008                                     NA       2,916          NA
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Summit Zenith Portfolio (12/12/2008)           2008                                     NA       2,087          NA
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
T. ROWE PRICE EQUITY SERIES, INC.
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  T. Rowe Price Blue Chip Growth Portfolio       2008             11.12                6.765       2,952     484,009
  (05/01/2008)
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
THIRD AVENUE VARIABLE SERIES TRUST
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Third Avenue Value Portfolio (04/13/2005)     2001                                             10,041
                                                 2002                                             13,798
                                                 2003                                             62,363
                                                 2004                                            168,797
                                                 2005             24.09               28.284     281,122      25,225
                                                 2006                                 32.569     143,090     238,393
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------

NLVA 6150                           - A:5 -             Accumulation Unit Values

------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
                                                                             NLVA 6150         Number (#) of
Subaccount (date Subaccount was                  Year     Value ($)         AUV ($) at       Accumulation Units
      added to the Policy)                               at Inception       End of Year        At End of Year
                                                                           (December 31)       (December 31)
                                                                                              ----------- -----------
                                                                                                  NLVA       NLVA
                                                                                                  4080       6150
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
                                                 2007                                 30.834     196,234     276,379
                                                 2008                                 17.277     213,263     271,753
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  UIF Emerging Markets Equity Portfolio, Class   2008             22.85               10.489       1,496      87,430
  I (05/01/2008)
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
VANGUARD(R) VARIABLE INSURANCE FUND
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Vanguard(R) Balanced Portfolio (04/13/2005)   2005             17.71               19.005          NA       9,440
                                                 2006                                 21.729                 462,269
                                                 2007                                 23.416                 459,356
                                                 2008                                 18.031                 452,699
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Vanguard(R) Diversified Value Portfolio       2001                                              3,188
   (04/13/2005)                                  2002                                              4,864
                                                 2003                                             23,492
                                                 2004                                            153,437
                                                 2005             13.52               14.325     209,072      42,870
                                                 2006                                 16.936     233,941     616,560
                                                 2007                                 17.506     363,030     744,786
                                                 2008                                 11.117     293,251     955,942
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Vanguard(R) Equity Income Portfolio           2001                                                750
   (04/13/2005)                                  2002                                              4,147
                                                 2003                                             18,830
                                                 2004                                             60,232
                                                 2005             17.57               18.551      92,040      30,206
                                                 2006                                 22.268     149,105     262,316
                                                 2007                                 23.150     205,548     277,155
                                                 2008                                 15.905     212,466     305,757
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Vanguard(R) Equity Index Portfolio            2001                                              9,765
   (04/13/2005)                                  2002                                             12,556
                                                 2003                                             63,356
                                                 2004                                             53,526
                                                 2005             25.88               27.796      64,640      27,501
                                                 2006                                 31.986      86,663     544,366
                                                 2007                                 33.522     145,388     617,027
                                                 2008                                 21.025     145,780     493,536
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Vanguard(R) Growth Portfolio (04/13/2005)     2001                                              1,154
                                                 2002                                              2,088
                                                 2003                                              5,120
                                                 2004                                             19,449
                                                 2005             10.77               12.922      59,467     106,150
                                                 2006                                 13.097      46,010     573,510
                                                 2007                                 14.356      41,326     615,145
                                                 2008                                  8.892      28,880     474,197
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Vanguard(R) High Yield Bond Portfolio         2001                                              7,003
   (04/13/2005)                                  2002                                             15,464
                                                 2003                                             58,993
                                                 2004                                             85,431
                                                 2005              8.25                8.574     149,261      31,733
                                                 2006                                  9.233     112,370     476,709
                                                 2007                                  9.361     104,569     516,445
                                                 2008                                  7.266      24,604     572,800
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Vanguard(R) International Portfolio           2001                                              3,450
   (04/13/2005)                                  2002                                             14,952
                                                 2003                                             42,822
                                                 2004                                            120,638
                                                 2005             15.00               17.322     271,276      69,115
                                                 2006                                 21.835     247,720   1,191,838
                                                 2007                                 25.497     267,444   1,357,289
                                                 2008                                 13.967     197,741   1,309,443
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Vanguard(R) Mid-Cap Index Portfolio           2001                                              4,502
   (04/13/2005)                                  2002                                              4,869
                                                 2003                                             33,814
                                                 2004                                             45,218
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------

NLVA 6150                           - A:6 -             Accumulation Unit Values

------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
                                                                             NLVA 6150         Number (#) of
Subaccount (date Subaccount was                  Year     Value ($)         AUV ($) at       Accumulation Units
      added to the Policy)                               at Inception       End of Year        At End of Year
                                                                           (December 31)       (December 31)
                                                                                              ----------- -----------
                                                                                                  NLVA       NLVA
                                                                                                  4080       6150
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
                                                 2005             15.85               18.309      50,389      31,908
                                                 2006                                 20.714      42,878     744,139
                                                 2007                                 21.865      42,994     779,558
                                                 2008                                 12.652      30,653     746,469
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Vanguard(R) Money Market Portfolio            2001                                          3,747,844
   (04/13/2005)                                  2002                                         12,311,291
                                                 2003                                         15,664,418
                                                 2004                                         16,560,178
                                                 2005              1.00                1.016  18,042,799   2,537,296
                                                 2006                                  1.061  17,036,318  25,759,336
                                                 2007                                  1.111  16,661,411  31,470,383
                                                 2008                                  1.136  11,272,465  36,757,925
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Vanguard(R) REIT Index Portfolio (04/13/2005) 2001                                              1,754
                                                 2002                                              9,441
                                                 2003                                            242,740
                                                 2004                                             86,135
                                                 2005             17.11               20.217      57,024      39,582
                                                 2006                                 27.130      63,891     598,007
                                                 2007                                 22.502      40,096     499,604
                                                 2008                                 14.043      39,629     540,734
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
   Vanguard(R) Small Company Growth Portfolio    2001                                             14,257
    (04/13/2005)                                 2002                                             11,914
                                                 2003                                             25,276
                                                 2004                                             30,773
                                                 2005             17.05               19.567      44,370      26,046
                                                 2006                                 21.447      39,720     466,949
                                                 2007                                 22.132      29,428     488,921
                                                 2008                                 13.323      18,922     511,648
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Vanguard(R) Total Bond Market Index Portfolio  2001                                              6,720
  (04/13/2005)                                   2002                                             17,899
                                                 2003                                             20,081
                                                 2004                                             57,321
                                                 2005             10.96               11.180     168,089     237,631
                                                 2006                                 11.598     165,235   1,179,392
                                                 2007                                 12.340     185,605   1,750,309
                                                 2008                                 12.914     248,542   1,696,788
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
  Vanguard(R) Total Stock Market Index Portfolio 2005             26.94               29.485          NA       5,337
  (04/13/2005)                                   2006                                 33.876                 265,291
                                                 2007                                 35.429                 304,394
                                                 2008                                 22.098                 327,549
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
WELLS FARGO ADVANTAGE FUNDSSM - VARIABLE TRUST
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
Wells Fargo Advantage VT Discovery Fund SM       2005                NA                   NA      16,959          NA
                                                 2006                                             20,286
                                                 2007                                             18,963
                                                 2008                                             20,528
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------
Wells Fargo Advantage VT Opportunity Fund SM     1999                NA                   NA      19,783          NA
                                                 2000                                             23,216
                                                 2001                                             24,908
                                                 2002                                             22,278
                                                 2003                                             16,729
                                                 2004                                             20,682
                                                 2005                                             17,405
                                                 2006                                             12,124
                                                 2007                                             12,901
                                                 2008                                             10,187
------------------------------------------------ ------ ---------------- -------------------- ----------- -----------

NLVA 6150                           - A:7 -             Accumulation Unit Values

APPENDIX B: Tax-Qualified Plan Disclosures

          -------------------------------------------------------------------
          DISCLOSURE SUMMARY                For annuity policies issued as a:
                                                       REGULAR IRA
          AMERITAS LIFE INSURANCE CORP.                SEP IRA
                                                       SIMPLE IRA
                                                       Roth IRA
          -------------------------------------------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated written notice to cancel your Policy no later than the seventh day after issuance to us at:
                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 81889
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, or longer, if required under state law, you cannot cancel.


PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA

Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 in 2008 and 2009), or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions

Ameritas Life Insurance Corp.        - B:1-       Tax Qualified Plan Disclosures
to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

         Married Filing Jointly     Single/Head of Household
-------------------------------     ------------------------
Year          AGI                     AGI
----
2004     $65,000 - $ 75,000         $45,000 - $55,000
2005     $70,000 - $ 80,000         $50,000 - $60,000
2006     $75,000 - $ 85,000         $50,000 - $60,000
2007     $80,000 - $ 100,000        $50,000 - $60,000
2008     $85,000 - $ 105,000        $53,000 - $63,000
2009     $89,000 - $ 109,000        $55, 000 - $65,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $166,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $166,000 and $176,000.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made.

     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distribution is made to a beneficiary on or after the owner's death; (2) the distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectant or the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) the distribution is to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions (RMD) no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). There is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. We can provide the RMD amount for you, if you request us to make the calculation. Your own tax or financial adviser may calculate the amount of your minimum distribution each year to make sure this requirement is met, coordinating it with other IRAs you may own. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.*

*Note: Required minimum distributions ("RMD") from IRAs are waived for the calendar year 2009, because of tax law changes signed into law December 23, 2008 (the Workers, Retiree and Employer Recovery Act of 2008). See IRS Notice 2009-9 or your tax adviser for more information.

Ameritas Life Insurance Corp.        - B:2-       Tax Qualified Plan Disclosures

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary. **

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Regular IRA, distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy. *

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free. If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, SEP plan or SIMPLE plan into a Regular IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:
1. Participant Rollovers are accomplished by contributing part or all of the eligible Rollover distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer traditional IRA assets to another traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b. required minimum distributions made during or after the year you reach age 70 1/2;
c.   any hardship distributions made under the terms of the plan; and
d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA
A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs. **

SIMPLE IRA
SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs. **

** See Note, page B:2.

Ameritas Life Insurance Corp.        - B:3-       Tax Qualified Plan Disclosures

ROTH IRA
Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000 per year, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each of you may make the maximum contribution to your Roth IRA respectively, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $105,000. Your ability to contribute to your Roth IRA is phased out at $120,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $166,000. Your ability to contribute to your Roth IRA is phased out at $176,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following qualified distribution requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to

Ameritas Life Insurance Corp.        - B:4-       Tax Qualified Plan Disclosures
receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule. ***

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a Regular IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. Consult your financial adviser to determine other considerations when converting a Regular IRA to a Roth IRA.

Recharacterization
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a Regular IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions in a Regular IRA or as to "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to this prospectus.

STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

***See Note, page B:2.

Ameritas Life Insurance Corp.        - B:5-       Tax Qualified Plan Disclosures

     IMSA

     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,

               for marketing assistance or other product questions
                           prior to issue, call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                           e-mail: direct@ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.

     STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

     A Statement of Additional Information, dated May 1, 2009, and other information about us and the Policy is on file with the SEC and is incorporated into this prospectus by reference.
     For a free copy, access it on the SEC's Web Site (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-120972"), or write or call us. Here is the Table of Contents for the Statement of Additional
Information:

                                           Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services

------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriters
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Yields

------------------------------------------ -----------

Other Information                              4
Morningstar(R) Asset Allocator Model Asset
Allocation Program

------------------------------------------ -----------

Service Marks and Copyright                    5
Financial Statements

------------------------------------------ -----------

(C) Ameritas Life Insurance Corp.

                                              AMERITAS LIFE INSURANCE CORP. LOGO

NLVA 6150                 Last Page     SEC Registration # 811-07661, 333-120972

Statement of Additional Information: May 1, 2009
to accompany Policy Prospectus dated:  May 1, 2009

                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company


AMERITAS NO-LOAD Variable Annuity SM

Flexible Premium Deferred Variable Annuity Policy

Ameritas Life Insurance Corp. Separate Account LLVA


Table of Contents                                   Page

General Information and History.........................1
Services

Purchase of Securities Being Offered....................2
Underwriters
Calculation of Performance
        Standardized Performance Reporting
        Non-Standardized Performance Reporting
        Yields

Other Information.......................................4
Morningstar (R) Asset Allocaor Model Asset
Allocation Program

Service Marks and Copyright.............................5
Financial Statements

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us through our Web Site at www.ameritasdirect.com, or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.


                        GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI Mutual Holding Company ("UNIFI"), a Nebraska mutual insurance holding company. We issue life and health insurance and annuities throughout the United States (except in New York). The UNIFI companies are a diversified family of financial services businesses. Each UNIFI company is solely responsible for its own financial condition and contractual obligations.

                                    SERVICES

The statutory statements of admitted assets, liabilities and capital and surplus of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2008 and 2007, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2008, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508.

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI 1

Affiliates of Ameritas provide administrative services to Ameritas relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant"). These services are provided under the UNIFI companies' General Administrative Services Agreement dated January 1, 2006 (the "Agreement"). Under the terms of the Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas. The Agreement is not an agreement of the Registrant, nor are the services under the Agreement provided to the Registrant. For the services provided to Ameritas relating to the Registrant and its variable annuities under the terms of the Agreement, Ameritas paid the following amounts to the listed affiliates in the last three years:

AFFILIATE:                                  YEAR:              2006             2007             2008
------------------------------------------------------- ------------------------------------------------------
The Union Central Life Insurance Company                      $93,221         $210,462         $149,944
------------------------------------------------------- ------------------------------------------------------
Acacia Life Insurance Company                                      $0           $2,658           $8,031
------------------------------------------------------- ------------------------------------------------------

All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

                                  UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas
Investment Corp ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. We are the direct majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                               YEAR:         2006        2007        2008
--------------------------------------------------------------------- ----------------- ----------------------
Variable annuity commission we paid to AIC that were paid to other          $1,192,963   $62,507     $59,223
broker-dealers and representatives (not kept by AIC).
--------------------------------------------------------------------- ----------------- ----------------------
Variable annuity commission earned and kept by AIC.                            None       None        None
--------------------------------------------------------------------- ----------------- ----------------------
Fees we paid to AIC for variable annuity Principal Underwriter               $19,602      None        None
services.
--------------------------------------------------------------------- ----------------- ----------------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any money market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web Site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI: 2
general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                              YIELD=2[(a-b+1)(6)-1]
                                       Cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI: 3
that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used. Notwithstanding the preceding statements, Owners will be guaranteed to receive $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web Site at www.sec.gov, select "Filings" and type in "Ameritas Life" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-202-551-8090 for details and public hours.)

                         MORNINGSTAR(R) ASSET ALLOCATOR
                         MODEL ASSET ALLOCATION PROGRAM
                                 offered through
                        AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI: 4
rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. We and AIC may receive revenue sharing from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or distribution fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

                           SERVICE MARKS AND COPYRIGHT

"Ameritas," the bison symbol, and "Ameritas No-Load Variable Annuity" are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI: 5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") as of December 31, 2008 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2008, and the results of their operations for the period then ended and changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 12, 2009

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS
INVESTMENTS AT FAIR VALUE:

     Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
     -----------------------------------------------------------
        Social Balanced Portfolio (Balanced) -
            598,326.865 shares at $1.248 per share (cost $1,049,232)                               $       746,712
        Social International Equity Portfolio (International Equity) -
            81,342.552 shares at $9.12 per share (cost $1,508,691)                                         741,844
        Social Mid Cap Growth Portfolio (Mid Cap) -
            26,963.772 shares at $18.99 per share (cost $760,568)                                          512,042
        Social Equity Portfolio (Social Equity) -
            43,096.301 shares at $12.95 per share (cost $796,077)                                          558,097
     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
     -------------------------------------------------------------
        Ameritas MidCap Growth Portfolio (MidCap) -
            19,947.126 shares at $14.57 per share (cost $722,290)                                          290,630
        Ameritas Small Capitalization Portfolio (Small Cap) -
            27,909.056 shares at $23.58 per share (cost $977,032)                                          658,096
        Ameritas Core Strategies Portfolio (Core Strategies) -
            73,937.900 shares at $11.60 per share (cost $1,234,980)                                        857,680
     DWS Investments VIT Funds (Scudder):
     ------------------------------------
        DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
            10,408.133 shares at $8.63 per share (cost $147,207)                                            89,822
     DWS Variable Series II (Scudder):
     ---------------------------------
        DWS Dreman Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
            118,762.049 shares at $7.93 per share (cost $1,101,602)                                        941,783
        DWS Global Thematic VIP Portfolio, Class A (Thematic) -
            17,691.495 shares at $5.84 per share (cost $149,578)                                           103,318
     DWS Variable Series I (Scudder):
     --------------------------------
        DWS HealthCare VIP Portfolio, Class A (HealthCare) -
            20,687.417 shares at $9.45 per share (cost $235,945)                                           195,496
     Fidelity Variable Insurance Products (Fidelity):
     ------------------------------------------------
        Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
            243,968.180 shares at $12.17 per share (cost $5,005,259)                                     2,969,093
        Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
            692,375.857 shares at $11.84 per share (cost $8,500,097)                                     8,197,730
        Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Income IC) -
            123,252.401 shares at $13.18 per share (cost $3,019,444)                                     1,624,467
        Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
            105,620.709 shares at $23.53 per share (cost $3,854,497)                                     2,485,255
        Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
            403,628.204 shares at $3.96 per share (cost $2,130,828)                                      1,598,368

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Fidelity Variable Insurance Products (Fidelity), continued:
     -----------------------------------------------------------
        Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
            168,349.977 shares at $3.94 per share (cost $866,175)                                  $       663,299
        Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
            800,820.276 shares at $15.39 per share (cost $22,250,929)                                   12,324,624
        Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
            349,281.480 shares at $15.33 per share (cost $9,268,603)                                     5,354,485
        Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
            306,019.214 shares at $18.43 per share (cost $9,020,355)                                     5,639,934
        Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
            43,238.105 shares at $18.33 per share (cost $1,359,759)                                        792,554
        Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic) -
            42,633.219 shares at $8.94 per share (cost $439,001)                                           381,141
     AIM Variable Insurance Funds (AIM):
     -----------------------------------
        AIM V.I. Financial Services Fund Portfolio, Series I (Financial) -
            8,060.697 shares at $4.12 per share (cost $40,657)                                              33,210
        AIM V.I. Global Health Care Fund Portfolio, Series I (Health) -
            4,432.718 shares at $12.47 per share (cost $83,540)                                             55,276
        AIM V.I. Technology Fund Portfolio, Series I (Technology) -
            5,464.916 shares at $8.38 per share (cost $76,979)                                              45,796
        AIM V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
            9,012.906 shares at $19.49 per share (cost $232,250)                                           175,662
        AIM V.I. Leisure Fund Portfolio, Series I (Leisure) -
            1,792.865 shares at $5.02 per share (cost $16,108)                                               9,000
     Janus Aspen Series - Institutional Funds (Janus):
     -------------------------------------------------
        Janus Aspen Large Cap Growth Portfolio (Growth) -
            3,099.372 shares at $15.80 per share (cost $59,863)                                             48,970
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
     --------------------------------------------------------------
        Neuberger Berman AMT Balanced Portfolio, Class I (Balanced) -
            40,758.376 shares at $7.58 per share (cost $407,278)                                           308,948
        Neuberger Berman AMT Growth Portfolio, Class I (Growth) -
            12,220.894 shares at $10.87 per share (cost $211,860)                                          132,841
        Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
            16,676.279 shares at $10.71 per share (cost $215,829)                                          178,603
        Neuberger Berman AMT Partners Portfolio, Class I (Partners) -
            128,442.807 shares at $7.11 per share (cost $1,839,546)                                        913,228
        Neuberger Berman AMT Regency Portfolio, Class I (Regency) -
            2,313.408 shares at $8.60 per share (cost $24,361)                                              19,895

The accompanying notes are an integral part of these financial statements.

                                      FS-3

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Rydex Variable Trust (Rydex):
     -----------------------------
        Rydex Nova Fund Portfolio (Nova) -
            147,511.744 shares at $4.55 per share (cost $673,356)                                  $       671,178
        Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
            52,417.829 shares at $10.50 per share (cost $616,658)                                          550,387
        Rydex Precious Metals Fund Portfolio (Precious Metals) -
            432,988.257 shares at $9.24 per share (cost $4,947,485)                                      4,000,811
        Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
            20,654.866 shares at $58.44 per share (cost $1,270,959)                                      1,207,070
        Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
            111,224.755 shares at $17.24 per share (cost $1,370,274)                                     1,917,515
        Rydex Inverse NASDAQ-100 Strategy Fund Portfolio (Inverse NASDAQ) -
            16,829.420 shares at $25.06 per share (cost $388,512)                                          421,745
        Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
            7,348.940 shares at $13.60 per share (cost $144,835)                                            99,946
        Rydex Russell 2000 1.5x Strategy Fund Portfolio (Russell) -
            32,248.891 shares at $16.57 per share (cost $934,881)                                          534,364
        Rydex Sector Rotation Fund Portfolio (Sector Rotation) -
            109,483.336 shares at $9.05 per share (cost $1,482,025)                                        990,824
     Third Avenue Variable Series Trust (Third Avenue):
     --------------------------------------------------
        Third Avenue Value Portfolio (Value) -
            710,626.845 shares at $12.01 per share (cost $16,229,476)                                    8,534,628
     Vanguard Variable Insurance Fund (Vanguard):
     --------------------------------------------
        Vanguard Money Market Portfolio (Money Market) -
            55,210,191.380 shares at $1.00 per share (cost $55,210,191)                                 55,210,191
        Vanguard Equity Index Portfolio (Equity Index) -
            801,412.442 shares at $17.61 per share (cost $21,374,915)                                   14,112,873
        Vanguard Total Bond Market Index Portfolio (Total Bond) -
            2,212,722.296 shares at $11.62 per share (cost $24,570,826)                                 25,711,833
        Vanguard REIT Index Portfolio (REIT Index) -
            1,086,315.644 shares at $7.65 per share (cost $18,203,907)                                   8,310,315
        Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
            1,070,928.067 shares at $9.22 per share (cost $18,342,476)                                   9,873,957
        Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
            398,365.587 shares at $18.17 per share (cost $10,850,099)                                    7,238,303
        Vanguard Equity Income Portfolio (Equity Income) -
            771,042.825 shares at $12.08 per share (cost $13,611,594)                                    9,314,197


The accompanying notes are an integral part of these financial statements.

                                      FS-4

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Vanguard Variable Insurance Fund (Vanguard), continued:
     -------------------------------------------------------
        Vanguard Growth Portfolio (Growth) -
            504,590.209 shares at $8.89 per share (cost $6,359,207)                                $     4,485,807
        Vanguard High Yield Bond Portfolio (High Yield Bond) -
            743,343.615 shares at $5.91 per share (cost $5,869,009)                                      4,393,161
        Vanguard Balanced Portfolio (Balanced) -
            549,669.316 shares at $14.85 per share (cost $10,344,971)                                    8,162,589
        Vanguard International Portfolio (International) -
            1,802,448.041 shares at $11.80 per share (cost $34,180,023)                                 21,268,887
        Vanguard Diversified Value Portfolio (Diversified) -
            1,471,262.583 shares at $9.57 per share (cost $20,456,527)                                  14,079,983
        Vanguard Small Company Growth Portfolio (Small Company Growth) -
            724,734.109 shares at $9.78 per share (cost $12,079,781)                                     7,087,900
     Wells Fargo Advantage Funds - Variable Trust (Wells Fargo):
     -----------------------------------------------------------
        Wells Fargo Advantage VT Discovery Fund Portfolio (Discovery) -
            20,111.759 shares at $11.19 per share (cost $336,810)                                          225,051
        Wells Fargo Advantage VT Opportunity Fund Portfolio (Opportunity) -
            32,419.379 shares at $10.16 per share (cost $628,892)                                          329,381
     Classic ProFunds VP (ProFunds):
     -------------------------------
        Bull Portfolio (Bull) -
            62,281.830 shares at $18.93 per share (cost $1,177,410)                                      1,178,995
        Europe 30 Portfolio (Europe) -
            1,687.412 shares at $16.32 per share (cost $51,918)                                             27,539
        Mid-Cap Value Portfolio (Mid-Cap) -
            3,857.394 shares at $16.72 per share (cost $103,974)                                            64,496
        NASDAQ-100 Portfolio (NASDAQ-100) -
            136.025 shares at $10.71 per share (cost $1,501)                                                 1,457
        Small-Cap Portfolio (Small-Cap) -
            510.001 shares at $17.76 per share (cost $8,730)                                                 9,058
        Small-Cap Value Portfolio (Small-Cap Value) -
            935.301 shares at $18.63 per share (cost $22,211)                                               17,425
        Dow 30 Portfolio (Classic Dow) -
            1,902.840 shares at $22.08 per share (cost $40,985)                                             42,015
     Inverse ProFunds VP (ProFunds):
     -------------------------------
        Bear Portfolio (Bear) -
            2,888.468 shares at $34.42 per share (cost $103,139)                                            99,421
        Short NASDAQ-100 Portfolio (Short NASDAQ) -
            23,516.301 shares at $20.28 per share (cost $484,774)                                          476,911

The accompanying notes are an integral part of these financial statements.

                                      FS-5

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Inverse ProFunds VP (ProFunds), continued:
     ------------------------------------------
        Short Small-Cap Portfolio (Short Small-Cap) -
            0.000 shares at $17.72 per share (cost $0)                                             $          ----
        Short Dow 30 Portfolio (Short Dow) -
            0.000 shares at $31.84 per share (cost $0)                                                        ----
     Ultra ProFunds VP (ProFunds):
     -----------------------------
        UltraMid-Cap Portfolio (UltraMid) -
            2,141.635 shares at $11.08 per share (cost $21,378)                                             23,729
        UltraNASDAQ-100 Portfolio (UltraOTC) -
            25,260.238 shares at $7.34 per share (cost $191,418)                                           185,410
        UltraSmall-Cap Portfolio (UltraSmall) -
            11,591.850 shares at $7.77 per share (cost $84,204)                                             90,069
        UltraBull Portfolio (UltraBull) -
            13,324.723 shares at $6.72 per share (cost $83,915)                                             89,542
     Non-Equity ProFunds VP (ProFunds):
     ----------------------------------
        US Government Plus Portfolio (U.S. Gov. Plus) -
            990.100 shares at $47.26 per share (cost $32,980)                                               46,792
        Rising Rates Opportunity Portfolio (Opportunity) -
            0.000 shares at $10.87 per share (cost $0)                                                        ----
     Sector ProFunds VP (ProFunds):
     ------------------------------
        Oil & Gas Portfolio (Oil & Gas) -
            6,092.139 shares at $38.84 per share (cost $261,539)                                           236,619
        Precious Metals Portfolio (Precious Metals) -
            16,239.074 shares at $31.27 per share (cost $469,550)                                          507,796
        Real Estate Portfolio (Real Estate) -
            267.630 shares at $28.71 per share (cost $13,911)                                                7,684
     Access VP High Yield Fund (ProFunds):
     -------------------------------------
        Access VP High Yield Fund Portfolio (High Yield) -
            852.862 shares at $24.83 per share (cost $24,044)                                               21,177
     ProFunds VP Money Market (ProFunds):
     ------------------------------------
        ProFund VP Money Market Portfolio (Money Market) -
            10,056,327.300 shares at $1.00 per share (cost $10,056,327)                                 10,056,327
     PIMCO Variable Insurance Trust (Pimco):
     ---------------------------------------
        PIMCO CommodityRealReturn Strategy Portfolio,
           Administrative Class  (Commodity) -
            770,097.925 shares at $7.00 per share (cost $9,230,292)                                      5,390,685

The accompanying notes are an integral part of these financial statements.

                                      FS-6

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     American Century Investments (American Century):
     ------------------------------------------------
        American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
            48,051.709 shares at $9.78 per share (cost $533,450)                                   $       469,946
        American Century VP International Fund Portfolio, Class I (International) -
            73,135.650 shares at $5.94 per share (cost $685,042)                                           434,426
     Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
     --------------------------------------------------------------------------
        Templeton Global Income Securities Fund, Class 2 (Global Inc.) -
            124,207.891 shares at $17.10 per share (cost $2,062,744)                                     2,123,955
     MFS Variable Insurance Trust (MFS):
     -----------------------------------
        MFS VIT Utilities Series Portfolio, Initial Class (Utilities IC) -
            10,114.036 shares at $18.24 per share (cost $277,878)                                          184,480
        MFS VIT Research International Series Portfolio, Initial Class (Research) -
            6,043.287 shares at $8.89 per share (cost $62,375)                                              53,725
     Summit Mutual Funds, Inc., Summit Pinnacle Series (Summit):
     -----------------------------------------------------------
        Summit Natural Resources Portfolio (Natural Res) -
            9,264.541 shares at $36.41 per share (cost $570,975)                                           337,322
        Summit Zenith Portfolio (Zenith) -
            2,101.709 shares at $49.45 per share (cost $101,812)                                           103,930
        Summit S&P 500 Index Portfolio (S&P 500) -
            2,963.666 shares at $58.44 per share (cost $171,822)                                           173,197
     T. Rowe Price Equity Series, Inc. (T. Rowe):
     --------------------------------------------
        T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
            485,886.307 shares at $6.78 per share (cost $4,519,967)                                      3,294,309
     The Universal Institutional Funds, Inc. (Morgan Stanley):
     ---------------------------------------------------------
        UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
            121,766.574 shares at $7.66 per share (cost $1,631,613)                                        932,732

                                                                                                  ------------------

     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                $   285,061,964
                                                                                                  ==================

The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Calvert
                                                                            ----------------------------------------

                                                                                Balanced
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $        24,932
   Mortality and expense risk charge                                                  (4,721)
                                                                            ------------------
Net investment income(loss)                                                           20,211
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                    13,929
   Net realized gain(loss) on sale of fund shares                                    (34,457)
                                                                            ------------------
Net realized gain(loss)                                                              (20,528)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                      (292,091)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      (292,408)
                                                                            ==================


                                                                                           Balanced
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        20,211       $        21,414
   Net realized gain(loss)                                                           (20,528)               86,396
   Net change in unrealized appreciation/depreciation                               (292,091)              (80,311)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (292,408)               27,499
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                23,629                44,747
   Subaccounts transfers (including fixed account), net                              (59,704)              116,254
   Transfers for policyowner benefits and terminations                               (55,031)             (148,603)
   Policyowner maintenance charges                                                      (368)                 (391)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 (91,474)               12,007
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                              (383,882)               39,506
Net assets at beginning of period                                                  1,130,594             1,091,088
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       746,712       $     1,130,594
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                        Calvert
 -------------------------------------------------------------------------------------------------------------------
   International
      Equity                                Mid Cap                             Social Equity
 ------------------                    -------------------                    ------------------

       2008                                   2008                                  2008
 ------------------                    -------------------                    ------------------

  $        24,718                       $          ----                        $          ----
           (6,132)                               (4,340)                                (4,039)
 ------------------                    -------------------                    ------------------
           18,586                                (4,340)                                (4,039)
 ------------------                    -------------------                    ------------------


           40,717                                 5,022                                  5,687
         (183,364)                                 (818)                                (2,295)
 ------------------                    -------------------                    ------------------
         (142,647)                                4,204                                  3,392
 ------------------                    -------------------                    ------------------

         (543,294)                             (319,638)                              (310,299)
 ------------------                    -------------------                    ------------------


  $      (667,355)                      $      (319,774)                       $      (310,946)
 ==================                    ===================                    ==================


         International Equity                         Mid Cap                             Social Equity
 ------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
 ------------------ ------------------ ------------------- ------------------ ------------------ -------------------

  $        18,586    $         8,046    $        (4,340)    $        (4,148)   $        (4,039)   $        (4,374)
         (142,647)           336,023              4,204              27,177              3,392             56,700
         (543,294)          (339,402)          (319,638)             30,895           (310,299)            18,371
 ------------------ ------------------ ------------------- ------------------ ------------------ -------------------

         (667,355)             4,667           (319,774)             53,924           (310,946)            70,697
 ------------------ ------------------ ------------------- ------------------ ------------------ -------------------


           67,777            119,414              2,544              63,950                550             65,587
          (17,668)            31,069           (111,063)            369,261             48,395            145,050
         (131,411)           (86,102)           (39,589)            (47,311)          (100,090)           (14,730)
             (353)              (463)              (257)               (167)              (124)              (103)
 ------------------ ------------------ ------------------- ------------------ ------------------ -------------------
          (81,655)            63,918           (148,365)            385,733            (51,269)           195,804
 ------------------ ------------------ ------------------- ------------------ ------------------ -------------------

         (749,010)            68,585           (468,139)            439,657           (362,215)           266,501
        1,490,854          1,422,269            980,181             540,524            920,312            653,811
 ------------------ ------------------ ------------------- ------------------ ------------------ -------------------
  $       741,844    $     1,490,854    $       512,042     $       980,181    $       558,097    $       920,312
 ================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Ameritas
                                                                            ----------------------------------------

                                                                                 MidCap
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                  (2,893)
                                                                            ------------------
Net investment income(loss)                                                           (2,893)
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                    34,291
   Net realized gain(loss) on sale of fund shares                                   (126,791)
                                                                            ------------------
Net realized gain(loss)                                                              (92,500)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                      (339,372)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      (434,765)
                                                                            ==================


                                                                                            MidCap
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (2,893)      $        (2,854)
   Net realized gain(loss)                                                           (92,500)              211,484
   Net change in unrealized appreciation/depreciation                               (339,372)              (80,869)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (434,765)              127,761
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 2,916                 3,436
   Subaccounts transfers (including fixed account), net                             (152,918)              731,121
   Transfers for policyowner benefits and terminations                              (107,317)              (63,512)
   Policyowner maintenance charges                                                      (169)                 (184)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                (257,488)              670,861
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                              (692,253)              798,622
Net assets at beginning of period                                                    982,883               184,261
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       290,630       $       982,883
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                  Ameritas                                                   Scudder
----------------------------------------------------------------------------- --------------------------------------
                                              Core
    Small Cap                              Strategies                             Small Cap
-------------------                    -------------------                    ------------------

       2008                                   2008                                  2008
-------------------                    -------------------                    ------------------

 $          ----                        $        10,092                        $        15,362
          (2,895)                                (2,632)                                (3,885)
-------------------                    -------------------                    ------------------
          (2,895)                                 7,460                                 11,477
-------------------                    -------------------                    ------------------


            ----                                 34,548                                 97,680
          (7,765)                               (18,853)                              (144,833)
-------------------                    -------------------                    ------------------
          (7,765)                                15,695                                (47,153)
-------------------                    -------------------                    ------------------

        (321,113)                              (377,301)                               (59,946)
-------------------                    -------------------                    ------------------


 $      (331,773)                       $      (354,146)                       $       (95,622)
===================                    ===================                    ==================


              Small Cap                           Core Strategies                           Small Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $        (2,895)    $        (1,107)   $         7,460    $          ----     $        11,477    $         3,367
          (7,765)             13,333             15,695               ----             (47,153)           116,065
        (321,113)             (4,164)          (377,301)              ----             (59,946)          (162,265)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        (331,773)              8,062           (354,146)              ----             (95,622)           (42,833)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


              50                ----             80,938               ----               2,014              1,727
         757,986             146,067          1,172,071               ----            (831,761)          (147,026)
            (806)            (37,787)           (39,586)              ----             (19,853)           (55,590)
             (75)                (50)            (1,597)              ----                (131)              (230)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         757,155             108,230          1,211,826               ----            (849,731)          (201,119)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         425,382             116,292            857,680               ----            (945,353)          (243,952)
         232,714             116,422               ----               ----           1,035,175          1,279,127
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $       658,096     $       232,714    $       857,680    $          ----     $        89,822    $     1,035,175
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Scudder
                                                                            ----------------------------------------
                                                                                 Small
                                                                               Mid Value
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                  (2,320)
                                                                            ------------------
Net investment income(loss)                                                           (2,320)
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                    (94,141)
                                                                            ------------------
Net realized gain(loss)                                                              (94,141)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                      (159,819)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      (256,280)
                                                                            ==================


                                                                                        Small Mid Value
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (2,320)      $          ----
   Net realized gain(loss)                                                           (94,141)                 ----
   Net change in unrealized appreciation/depreciation                               (159,819)                 ----
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (256,280)                 ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                74,077                  ----
   Subaccounts transfers (including fixed account), net                            1,156,850                  ----
   Transfers for policyowner benefits and terminations                               (32,041)                 ----
   Policyowner maintenance charges                                                      (823)                 ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                               1,198,063                  ----
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               941,783                  ----
Net assets at beginning of period                                                       ----                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       941,783       $          ----
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                  Scudder                                                   Fidelity
----------------------------------------------------------------------------- --------------------------------------

     Thematic                              HealthCare                            Overseas IC
-------------------                    -------------------                    ------------------

       2008                                   2008                                  2008
-------------------                    -------------------                    ------------------

 $          ----                        $          ----                        $       115,653
            (308)                                  (685)                               (25,278)
-------------------                    -------------------                    ------------------
            (308)                                  (685)                                90,375
-------------------                    -------------------                    ------------------


            ----                                   ----                                564,734
          (7,580)                               (31,553)                              (550,199)
-------------------                    -------------------                    ------------------
          (7,580)                               (31,553)                                14,535
-------------------                    -------------------                    ------------------

         (46,261)                               (40,448)                            (2,698,304)
-------------------                    -------------------                    ------------------


 $       (54,149)                       $       (72,686)                       $    (2,593,394)
===================                    ===================                    ==================


              Thematic                              HealthCare                             Overseas IC
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $          (308)    $          ----    $          (685)   $          ----     $        90,375    $       143,305
          (7,580)               ----            (31,553)              ----              14,535            418,651
         (46,261)               ----            (40,448)              ----          (2,698,304)           165,382
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (54,149)               ----            (72,686)              ----          (2,593,394)           727,338
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          12,846                ----             24,388               ----             281,590            418,506
         158,287                ----            259,523               ----            (201,482)           563,258
         (13,666)               ----            (15,726)              ----            (280,119)          (200,427)
            ----                ----                 (3)              ----              (1,213)            (1,133)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         157,467                ----            268,182               ----            (201,224)           780,204
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         103,318                ----            195,496               ----          (2,794,618)         1,507,542
            ----                ----               ----               ----           5,763,711          4,256,169
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $       103,318     $          ----    $       195,496    $          ----     $     2,969,093    $     5,763,711
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------
                                                                            Inv. Grade Bond
                                                                                   IC
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $       280,983
   Mortality and expense risk charge                                                 (41,874)
                                                                            ------------------
Net investment income(loss)                                                          239,109
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                     5,456
   Net realized gain(loss) on sale of fund shares                                    (93,916)
                                                                            ------------------
Net realized gain(loss)                                                              (88,460)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                      (469,629)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      (318,980)
                                                                            ==================


                                                                                      Inv. Grade Bond IC
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       239,109       $       180,403
   Net realized gain(loss)                                                           (88,460)                3,351
   Net change in unrealized appreciation/depreciation                               (469,629)               40,299
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (318,980)              224,053
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               577,225               507,860
   Subaccounts transfers (including fixed account), net                            1,914,383             1,316,409
   Transfers for policyowner benefits and terminations                              (645,662)             (265,198)
   Policyowner maintenance charges                                                      (790)                 (717)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                               1,845,156             1,558,354
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                             1,526,176             1,782,407
Net assets at beginning of period                                                  6,671,554             4,889,147
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     8,197,730       $     6,671,554
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
 -------------------------------------------------------------------------------------------------------------------
   Equity Income                                                                 High Income
         IC                                 Growth IC                                IC
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $        60,870                        $        32,174                       $       177,823
          (14,235)                               (21,558)                               (7,712)
 ------------------                     ------------------                    -------------------
           46,635                                 10,616                               170,111
 ------------------                     ------------------                    -------------------


            2,663                                   ----                                  ----
         (280,383)                              (110,673)                             (122,993)
 ------------------                     ------------------                    -------------------
         (277,720)                              (110,673)                             (122,993)
 ------------------                     ------------------                    -------------------

       (1,139,938)                            (2,292,806)                             (443,764)
 ------------------                     ------------------                    -------------------


  $    (1,371,023)                       $    (2,392,863)                      $      (396,646)
 ==================                     ==================                    ===================


           Equity Income IC                          Growth IC                           High Income IC
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $        46,635    $        42,715     $        10,616    $        10,138    $       170,111    $        95,790
         (277,720)           343,841            (110,673)            89,906           (122,993)            10,381
       (1,139,938)          (365,464)         (2,292,806)           706,243           (443,764)           (76,259)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (1,371,023)            21,092          (2,392,863)           806,287           (396,646)            29,912
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          149,503            359,832             304,422            341,266            188,984            290,167
         (147,039)          (180,033)            (13,193)           875,186            692,612             34,356
         (308,027)          (375,995)           (275,304)          (245,646)          (123,247)          (104,531)
             (588)              (594)             (1,121)              (995)              (182)              (164)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (306,151)          (196,790)             14,804            969,811            758,167            219,828
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (1,677,174)          (175,698)         (2,378,059)         1,776,098            361,521            249,740
        3,301,641          3,477,339           4,863,314          3,087,216          1,236,847            987,107
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $     1,624,467    $     3,301,641     $     2,485,255    $     4,863,314    $     1,598,368    $     1,236,847
=================== =================== ================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                             High Income SC
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $        51,741
   Mortality and expense risk charge                                                  (4,734)
                                                                            ------------------
Net investment income(loss)                                                           47,007
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                   (300,955)
                                                                            ------------------
Net realized gain(loss)                                                             (300,955)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       (47,877)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      (301,825)
                                                                            ==================


                                                                                        High Income SC
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        47,007       $       168,384
   Net realized gain(loss)                                                          (300,955)              116,458
   Net change in unrealized appreciation/depreciation                                (47,877)             (105,308)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (301,825)              179,534
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                30,305                   743
   Subaccounts transfers (including fixed account), net                              544,420            (1,893,350)
   Transfers for policyowner benefits and terminations                            (1,793,586)              (14,972)
   Policyowner maintenance charges                                                      (125)                  (90)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                              (1,218,986)           (1,907,669)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                            (1,520,811)           (1,728,135)
Net assets at beginning of period                                                  2,184,110             3,912,245
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       663,299       $     2,184,110
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
 -------------------------------------------------------------------------------------------------------------------
    Contrafund                             Contrafund                              Mid Cap
        IC                                     SC                                     IC
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $       178,113                        $        69,721                       $        35,821
          (92,540)                               (35,877)                              (40,186)
 ------------------                     ------------------                    -------------------
           85,573                                 33,844                                (4,365)
 ------------------                     ------------------                    -------------------


          480,122                                206,215                             1,158,712
       (1,552,675)                              (590,152)                             (459,329)
 ------------------                     ------------------                    -------------------
       (1,072,553)                              (383,937)                              699,383
 ------------------                     ------------------                    -------------------

       (7,745,639)                            (2,927,965)                           (4,107,042)
 ------------------                     ------------------                    -------------------


  $    (8,732,619)                       $    (3,278,058)                      $    (3,412,024)
 ==================                     ==================                    ===================


             Contrafund IC                         Contrafund SC                           Mid Cap IC
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $        85,573    $        81,571     $        33,844    $        22,127    $        (4,365)   $        27,697
       (1,072,553)         5,034,014            (383,937)         2,165,072            699,383            705,265
       (7,745,639)        (2,270,786)         (2,927,965)          (892,219)        (4,107,042)           296,338
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (8,732,619)         2,844,799          (3,278,058)         1,294,980         (3,412,024)         1,029,300
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        1,316,601            933,737              24,367              6,221            552,968            683,039
          303,870          2,502,318              87,887         (3,962,849)           350,327            403,492
         (832,154)        (1,712,425)           (353,876)        (1,424,050)          (318,555)          (309,158)
           (5,306)            (3,575)               (915)            (1,010)            (1,826)            (1,669)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          783,011          1,720,055            (242,537)        (5,381,688)           582,914            775,704
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (7,949,608)         4,564,854          (3,520,595)        (4,086,708)        (2,829,110)         1,805,004
       20,274,232         15,709,378           8,875,080         12,961,788          8,469,044          6,664,040
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $    12,324,624    $    20,274,232     $     5,354,485    $     8,875,080    $     5,639,934    $     8,469,044
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                               Mid Cap SC
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $         4,331
   Mortality and expense risk charge                                                  (7,403)
                                                                            ------------------
Net investment income(loss)                                                           (3,072)
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                   223,013
   Net realized gain(loss) on sale of fund shares                                   (158,961)
                                                                            ------------------
Net realized gain(loss)                                                               64,052
                                                                            ------------------

Change in unrealized appreciation/depreciation                                      (694,851)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      (633,871)
                                                                            ==================


                                                                                          Mid Cap SC
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (3,072)      $         2,767
   Net realized gain(loss)                                                            64,052               307,690
   Net change in unrealized appreciation/depreciation                               (694,851)                9,815
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (633,871)              320,272
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                29,345                 6,482
   Subaccounts transfers (including fixed account), net                             (142,320)             (597,881)
   Transfers for policyowner benefits and terminations                              (109,524)             (137,331)
   Policyowner maintenance charges                                                      (386)                 (427)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                (222,885)             (729,157)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                              (856,756)             (408,885)
Net assets at beginning of period                                                  1,649,310             2,058,195
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       792,554       $     1,649,310
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

               Fidelity                                                    AIM
 ------------------------------------- -----------------------------------------------------------------------------

     Strategic                              Financial                               Health
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $        21,999                        $         1,581                       $          ----
             (716)                                  (176)                                 (299)
 ------------------                     ------------------                    -------------------
           21,283                                  1,405                                  (299)
 ------------------                     ------------------                    -------------------


             ----                                  4,554                                14,479
           (6,425)                               (30,794)                                 (831)
 ------------------                     ------------------                    -------------------
           (6,425)                               (26,240)                               13,648
 ------------------                     ------------------                    -------------------

          (57,859)                                 3,134                               (33,017)
 ------------------                     ------------------                    -------------------


  $       (43,001)                       $       (21,701)                      $       (19,668)
 ==================                     ==================                    ===================


               Strategic                             Financial                               Health
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $        21,283    $          ----     $         1,405    $           334    $          (299)   $          (511)
           (6,425)              ----             (26,240)             5,384             13,648              3,732
          (57,859)              ----               3,134            (17,685)           (33,017)             1,137
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (43,001)              ----             (21,701)           (11,967)           (19,668)             4,358
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           29,959               ----                 180                180               ----                123
          409,091               ----              23,828            (47,301)            (1,952)           (14,448)
          (14,907)              ----              (8,072)           (19,097)              (888)              (616)
               (1)              ----                 (28)              (108)               (38)               (35)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          424,142               ----              15,908            (66,326)            (2,878)           (14,976)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          381,141               ----              (5,793)           (78,293)           (22,546)           (10,618)
             ----               ----              39,003            117,296             77,822             88,440
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $       381,141    $          ----     $        33,210    $        39,003    $        55,276    $        77,822
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              AIM
                                                                            ----------------------------------------

                                                                               Technology
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                    (388)
                                                                            ------------------
Net investment income(loss)                                                             (388)
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                     (7,953)
                                                                            ------------------
Net realized gain(loss)                                                               (7,953)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       (31,385)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       (39,726)
                                                                            ==================


                                                                                          Technology
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $          (388)      $          (595)
   Net realized gain(loss)                                                            (7,953)               11,259
   Net change in unrealized appreciation/depreciation                                (31,385)               (9,912)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (39,726)                  752
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                   100
   Subaccounts transfers (including fixed account), net                              (25,812)              (25,574)
   Transfers for policyowner benefits and terminations                                  ----                (1,628)
   Policyowner maintenance charges                                                       (44)                  (71)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 (25,856)              (27,173)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               (65,582)              (26,421)
Net assets at beginning of period                                                    111,378               137,799
                                                                            ------------------    ------------------
Net assets at end of period                                                  $        45,796       $       111,378
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     AIM                                                      Janus
 ---------------------------------------------------------------------------- --------------------------------------

    Intl. Growth                             Leisure                                Growth
 ------------------                     ------------------                    ------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    ------------------

  $         1,301                        $           150                       $           584
             (460)                                   (29)                                 (443)
 ------------------                     ------------------                    -------------------
              841                                    121                                   141
 ------------------                     ------------------                    -------------------


            3,146                                  2,471                                  ----
           (3,191)                                   (55)                                1,253
 ------------------                     ------------------                    -------------------
              (45)                                 2,416                                 1,253
 ------------------                     ------------------                    -------------------

          (56,588)                                (7,108)                              (41,281)
 ------------------                     ------------------                    -------------------


  $       (55,792)                       $        (4,571)                      $       (39,887)
 ==================                     ==================                    ===================


             Intl. Growth                              Leisure                               Growth
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $           841    $          ----     $           121    $          ----    $           141    $           173
              (45)              ----               2,416               ----              1,253              3,133
          (56,588)              ----              (7,108)              ----            (41,281)            10,828
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (55,792)              ----              (4,571)              ----            (39,887)            14,134
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           16,188               ----              10,125               ----               ----               ----
          225,905               ----               3,446               ----            (23,901)           (16,012)
          (10,632)              ----                ----               ----               ----             (2,342)
               (7)              ----                ----               ----                (46)               (50)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          231,454               ----              13,571               ----            (23,947)           (18,404)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          175,662               ----               9,000               ----            (63,834)            (4,270)
             ----               ----                ----               ----            112,804            117,074
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $       175,662    $          ----     $         9,000    $          ----    $        48,970    $       112,804
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Neuberger Berman
                                                                            ----------------------------------------

                                                                                Balanced
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $        16,273
   Mortality and expense risk charge                                                  (2,442)
                                                                            ------------------
Net investment income(loss)                                                           13,831
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                      9,990
                                                                            ------------------
Net realized gain(loss)                                                                9,990
                                                                            ------------------

Change in unrealized appreciation/depreciation                                      (228,104)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      (204,283)
                                                                            ==================


                                                                                           Balanced
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        13,831       $         3,327
   Net realized gain(loss)                                                             9,990                15,244
   Net change in unrealized appreciation/depreciation                               (228,104)               51,249
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (204,283)               69,820
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 1,758                 3,942
   Subaccounts transfers (including fixed account), net                              (49,369)              (21,569)
   Transfers for policyowner benefits and terminations                                  ----                (9,725)
   Policyowner maintenance charges                                                      (222)                 (249)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 (47,833)              (27,601)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                              (252,116)               42,219
Net assets at beginning of period                                                    561,064               518,845
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       308,948       $       561,064
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                 Neuberger Berman
 -------------------------------------------------------------------------------------------------------------------

      Growth                                  Bond                                 Partners
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $          ----                        $         9,350                       $         7,822
           (1,313)                                (1,185)                               (4,463)
 ------------------                     ------------------                    -------------------
           (1,313)                                 8,165                                 3,359
 ------------------                     ------------------                    -------------------


             ----                                   ----                               246,821
          (20,135)                                (1,833)                             (121,070)
 ------------------                     ------------------                    -------------------
          (20,135)                                (1,833)                              125,751
 ------------------                     ------------------                    -------------------

         (118,853)                               (36,637)                             (945,440)
 ------------------                     ------------------                    -------------------


  $      (140,301)                       $       (30,305)                      $      (816,330)
 ==================                     ==================                    ===================


                Growth                                  Bond                                Partners
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $        (1,313)   $        (1,885)    $         8,165    $         5,158    $         3,359    $           355
          (20,135)            57,677              (1,833)               229            125,751            104,320
         (118,853)            (3,480)            (36,637)             4,452           (945,440)           (33,705)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (140,301)            52,312             (30,305)             9,839           (816,330)            70,970
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


            7,884              1,590               7,722              2,072             35,787              1,025
         (113,104)           187,823             (34,775)           (16,534)         1,148,140           (111,393)
           (1,129)           (59,968)               ----             (3,119)          (160,958)          (141,352)
             (139)              (168)                (42)               (40)              (327)              (327)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (106,488)           129,277             (27,095)           (17,621)         1,022,642           (252,047)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (246,789)           181,589             (57,400)            (7,782)           206,312           (181,077)
          379,630            198,041             236,003            243,785            706,916            887,993
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $       132,841    $       379,630     $       178,603    $       236,003    $       913,228    $       706,916
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Neuberger Berman
                                                                            ----------------------------------------

                                                                                Regency
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $           147
   Mortality and expense risk charge                                                     (61)
                                                                            ------------------
Net investment income(loss)                                                               86
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                        27
   Net realized gain(loss) on sale of fund shares                                     (8,704)
                                                                            ------------------
Net realized gain(loss)                                                               (8,677)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        (4,465)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       (13,056)
                                                                            ==================


                                                                                            Regency
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $            86       $          ----
   Net realized gain(loss)                                                            (8,677)                 ----
   Net change in unrealized appreciation/depreciation                                 (4,465)                 ----
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (13,056)                 ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                32,512                  ----
   Subaccounts transfers (including fixed account), net                                  439                  ----
   Transfers for policyowner benefits and terminations                                  ----                  ----
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  32,951                  ----
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                19,895                  ----
Net assets at beginning of period                                                       ----                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $        19,895       $          ----
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                        Rydex
 -------------------------------------------------------------------------------------------------------------------
                                                                                   Precious
       Nova                                  NASDAQ                                 Metals
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $         2,114                        $         1,509                       $          ----
           (2,859)                                (6,269)                              (22,482)
 ------------------                     ------------------                    -------------------
             (745)                                (4,760)                              (22,482)
 ------------------                     ------------------                    -------------------


             ----                                   ----                                  ----
         (282,620)                              (581,792)                             (477,143)
 ------------------                     ------------------                    -------------------
         (282,620)                              (581,792)                             (477,143)
 ------------------                     ------------------                    -------------------

           23,294                               (116,131)                           (1,175,879)
 ------------------                     ------------------                    -------------------


  $      (260,071)                       $      (702,683)                      $    (1,675,504)
 ==================                     ==================                    ===================


                 Nova                                  NASDAQ                            Precious Metals
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $          (745)   $        (1,739)    $        (4,760)   $        (8,884)   $       (22,482)   $       (21,428)
         (282,620)           183,040            (581,792)           425,260           (477,143)           585,893
           23,294           (303,635)           (116,131)          (304,337)        (1,175,879)            34,335
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (260,071)          (122,334)           (702,683)           112,039         (1,675,504)           598,800
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           35,775             21,119              43,719             37,759            303,287            132,559
          (34,302)        (3,674,264)           (106,044)        (3,057,205)           733,710            753,586
          (10,019)          (613,886)            (76,832)          (556,465)          (349,514)          (235,460)
             (330)              (333)               (392)              (304)            (1,014)              (850)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           (8,876)        (4,267,364)           (139,549)        (3,576,215)           686,469            649,835
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (268,947)        (4,389,698)           (842,232)        (3,464,176)          (989,035)         1,248,635
          940,125          5,329,823           1,392,619          4,856,795          4,989,846          3,741,211
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $       671,178    $       940,125     $       550,387    $     1,392,619    $     4,000,811    $     4,989,846
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Rydex
                                                                            ----------------------------------------

                                                                               Inv. S&P 500
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $        13,140
   Mortality and expense risk charge                                                  (7,834)
                                                                            ------------------
Net investment income(loss)                                                            5,306
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                    580,097
                                                                            ------------------
Net realized gain(loss)                                                              580,097
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       (60,173)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       525,230
                                                                            ==================


                                                                                         Inv. S&P 500
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         5,306       $        17,536
   Net realized gain(loss)                                                           580,097              (114,544)
   Net change in unrealized appreciation/depreciation                                (60,173)               41,702
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   525,230               (55,306)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                20,437                38,145
   Subaccounts transfers (including fixed account), net                             (135,123)              450,444
   Transfers for policyowner benefits and terminations                               (80,209)              (20,434)
   Policyowner maintenance charges                                                      (331)                 (220)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                (195,226)              467,935
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               330,004               412,629
Net assets at beginning of period                                                    877,066               464,437
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     1,207,070       $       877,066
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                        Rydex
 -------------------------------------------------------------------------------------------------------------------
       Gov.                                  Inverse                              Inv. Long
     Long Bond                                NASDAQ                                 Bond
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $        43,011                        $           861                       $         1,660
           (8,639)                                (1,337)                               (1,964)
 ------------------                     ------------------                    -------------------
           34,372                                   (476)                                 (304)
 ------------------                     ------------------                    -------------------


             ----                                   ----                                  ----
          145,892                                 47,517                               (93,816)
 ------------------                     ------------------                    -------------------
          145,892                                 47,517                               (93,816)
 ------------------                     ------------------                    -------------------

          457,654                                 37,682                               (27,418)
 ------------------                     ------------------                    -------------------


  $       637,918                        $        84,723                       $      (121,538)
 ==================                     ==================                    ===================


            Gov. Long Bond                         Inverse NASDAQ                        Inv. Long Bond
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $        34,372    $        34,876     $          (476)   $         2,528    $          (304)   $         6,052
          145,892            (10,786)             47,517            (40,083)           (93,816)           (12,199)
          457,654             58,685              37,682             (1,446)           (27,418)            (8,992)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          637,918             82,775              84,723            (39,001)          (121,538)           (15,139)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           79,418             44,053              12,175              8,656              2,038             11,778
         (383,966)           432,622             233,408             66,159             76,510            (65,899)
         (105,664)           (73,921)             (4,614)              (141)            (5,816)           (16,601)
             (362)              (248)                (53)               (22)               (53)               (40)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (410,574)           402,506             240,916             74,652             72,679            (70,762)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          227,344            485,281             325,639             35,651            (48,859)           (85,901)
        1,690,171          1,204,890              96,106             60,455            148,805            234,706
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $     1,917,515    $     1,690,171     $       421,745    $        96,106    $        99,946    $       148,805
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Rydex
                                                                            ----------------------------------------

                                                                                 Russell
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $         1,459
   Mortality and expense risk charge                                                  (3,583)
                                                                            ------------------
Net investment income(loss)                                                           (2,124)
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                    (82,424)
                                                                            ------------------
Net realized gain(loss)                                                              (82,424)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                      (308,590)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      (393,138)
                                                                            ==================


                                                                                            Russell
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (2,124)      $        15,016
   Net realized gain(loss)                                                           (82,424)              143,340
   Net change in unrealized appreciation/depreciation                               (308,590)             (209,757)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (393,138)              (51,401)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                20,631               203,763
   Subaccounts transfers (including fixed account), net                               96,008              (332,901)
   Transfers for policyowner benefits and terminations                                (4,935)              (48,583)
   Policyowner maintenance charges                                                      (196)                 (192)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 111,508              (177,913)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                              (281,630)             (229,314)
Net assets at beginning of period                                                    815,994             1,045,308
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       534,364       $       815,994
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                 Rydex                              Third Avenue                            Vanguard
 -------------------------------------- ------------------------------------- --------------------------------------
      Sector
     Rotation                                 Value                              Money Market
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $          ----                        $        87,592                       $     1,619,431
           (8,444)                               (61,931)                             (322,377)
 ------------------                     ------------------                    -------------------
           (8,444)                                25,661                             1,297,054
 ------------------                     ------------------                    -------------------


            3,867                              1,744,746                                  ----
         (172,788)                            (1,564,525)                                 ----
 ------------------                     ------------------                    -------------------
         (168,921)                               180,221                                  ----
 ------------------                     ------------------                    -------------------

         (595,624)                            (5,916,011)                                 ----
 ------------------                     ------------------                    -------------------


  $      (772,989)                       $    (5,710,129)                      $     1,297,054
 ==================                     ==================                    ===================


            Sector Rotation                            Value                              Money Market
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $        (8,444)   $        (8,417)    $        25,661    $       276,570    $     1,297,054     $     2,344,934
         (168,921)           232,534             180,221          1,220,471               ----                ----
         (595,624)            49,538          (5,916,011)        (2,276,748)              ----                ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (772,989)           273,655          (5,710,129)          (779,707)         1,297,054           2,344,934
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          166,073             67,608             576,918            987,941         29,678,239          29,775,621
         (290,518)           402,982            (549,331)         2,804,499        (11,700,424)        (12,629,040)
          (70,671)           (68,606)           (606,359)          (803,921)       (18,471,790)        (11,423,610)
             (241)              (231)             (3,589)            (2,378)            (8,505)             (4,911)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (195,357)           401,753            (582,361)         2,986,141           (502,480)          5,718,060
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (968,346)           675,408          (6,292,490)         2,206,434            794,574           8,062,994
        1,959,170          1,283,762          14,827,118         12,620,684         54,415,617          46,352,623
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $       990,824    $     1,959,170     $     8,534,628    $    14,827,118    $    55,210,191     $    54,415,617
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------

                                                                              Equity Index
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $       488,320
   Mortality and expense risk charge                                                (114,905)
                                                                            ------------------
Net investment income(loss)                                                          373,415
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                   831,953
   Net realized gain(loss) on sale of fund shares                                 (1,217,203)
                                                                            ------------------
Net realized gain(loss)                                                             (385,250)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                    (8,768,074)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $    (8,779,909)
                                                                            ==================


                                                                                         Equity Index
                                                                             ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       373,415       $       243,079
   Net realized gain(loss)                                                          (385,250)            1,257,269
   Net change in unrealized appreciation/depreciation                             (8,768,074)             (368,692)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                (8,779,909)            1,131,656
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                             1,476,323             3,409,871
   Subaccounts transfers (including fixed account), net                           (4,342,371)            2,631,135
   Transfers for policyowner benefits and terminations                              (860,801)           (1,335,951)
   Policyowner maintenance charges                                                    (5,980)               (2,701)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                              (3,732,829)            4,702,354
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                           (12,512,738)            5,834,010
Net assets at beginning of period                                                 26,625,611            20,791,601
                                                                            ------------------    ------------------
Net assets at end of period                                                  $    14,112,873       $    26,625,611
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                       Vanguard
 -------------------------------------------------------------------------------------------------------------------

    Total Bond                             REIT Index                              Mid-Cap
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $     1,158,439                        $       376,200                       $       233,125
         (146,978)                               (63,764)                              (79,609)
 ------------------                     ------------------                    -------------------
        1,011,461                                312,436                               153,516
 ------------------                     ------------------                    -------------------


             ----                              3,851,273                             2,051,501
           86,539                             (1,041,088)                             (762,524)
 ------------------                     ------------------                    -------------------
           86,539                              2,810,185                             1,288,977
 ------------------                     ------------------                    -------------------

           29,837                             (8,013,851)                           (8,920,372)
 ------------------                     ------------------                    -------------------


  $     1,127,837                        $    (4,891,230)                      $    (7,477,879)
 ==================                     ==================                    ===================


              Total Bond                             REIT Index                              Mid-Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $     1,011,461    $       571,814     $       312,436    $       252,486    $       153,516    $       120,192
           86,539             14,948           2,810,185          1,535,418          1,288,977          2,015,938
           29,837            731,361          (8,013,851)        (4,590,154)        (8,920,372)        (1,257,615)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        1,127,837          1,318,123          (4,891,230)        (2,802,250)        (7,477,879)           878,515
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        3,927,920          3,491,604             746,643          1,593,768            519,230          1,479,682
       (1,800,493)         4,655,283             736,167         (3,747,473)          (348,812)           292,946
       (1,846,418)        (1,100,567)           (681,545)        (1,093,371)          (901,651)          (959,682)
           (7,016)            (1,682)             (3,838)            (3,181)            (3,106)            (3,053)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          273,993          7,044,638             797,427         (3,250,257)          (734,339)           809,893
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        1,401,830          8,362,761          (4,093,803)        (6,052,507)        (8,212,218)         1,688,408
       24,310,003         15,947,242          12,404,118         18,456,625         18,086,175         16,397,767
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $    25,711,833    $    24,310,003     $     8,310,315    $    12,404,118    $     9,873,957    $    18,086,175
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------
                                                                              Stock Market
                                                                                 Index
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $       135,157
   Mortality and expense risk charge                                                 (49,801)
                                                                            ------------------
Net investment income(loss)                                                           85,356
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                   510,217
   Net realized gain(loss) on sale of fund shares                                   (350,212)
                                                                            ------------------
Net realized gain(loss)                                                              160,005
                                                                            ------------------

Change in unrealized appreciation/depreciation                                    (4,406,404)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $    (4,161,043)
                                                                            ==================


                                                                                      Stock Market Index
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        85,356       $        44,916
   Net realized gain(loss)                                                           160,005               510,008
   Net change in unrealized appreciation/depreciation                             (4,406,404)             (171,411)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                (4,161,043)              383,513
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               614,083               774,679
   Subaccounts transfers (including fixed account), net                              536,002               962,555
   Transfers for policyowner benefits and terminations                              (533,342)             (321,676)
   Policyowner maintenance charges                                                    (1,806)               (1,639)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 614,937             1,413,919
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                            (3,546,106)            1,797,432
Net assets at beginning of period                                                 10,784,409             8,986,977
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     7,238,303       $    10,784,409
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                       Vanguard
 -------------------------------------------------------------------------------------------------------------------
       Equity                                                                     High Yield
       Income                                 Growth                                 Bond
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $       381,057                        $        64,372                       $       477,453
          (58,040)                               (40,716)                              (31,219)
 ------------------                     ------------------                    -------------------
          323,017                                 23,656                               446,234
 ------------------                     ------------------                    -------------------


          958,994                                   ----                                  ----
         (514,261)                              (255,725)                             (366,617)
 ------------------                     ------------------                    -------------------
          444,733                               (255,725)                             (366,617)
 ------------------                     ------------------                    -------------------

       (4,599,097)                            (3,003,714)                           (1,384,362)
 ------------------                     ------------------                    -------------------


  $    (3,831,347)                       $    (3,235,783)                      $    (1,304,745)
 ==================                     ==================                    ===================


             Equity Income                             Growth                            High Yield Bond
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $       323,017    $       241,171     $        23,656    $        14,539    $       446,234    $       373,294
          444,733          1,105,540            (255,725)           235,137           (366,617)            (9,979)
       (4,599,097)          (763,716)         (3,003,714)           533,282         (1,384,362)          (296,786)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (3,831,347)           582,995          (3,235,783)           782,958         (1,304,745)            66,529
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          349,175             60,347             641,543            918,252            919,249            651,771
          544,143          2,430,502          (1,897,847)           492,520           (729,633)           230,875
         (429,781)          (603,383)           (472,790)          (882,103)          (588,892)          (590,661)
           (1,554)            (1,449)             (2,012)            (1,929)            (2,684)              (961)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          461,983          1,886,017          (1,731,106)           526,740           (401,960)           291,024
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (3,369,364)         2,469,012          (4,966,889)         1,309,698         (1,706,705)           357,553
       12,683,561         10,214,549           9,452,696          8,142,998          6,099,866          5,742,313
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $     9,314,197    $    12,683,561     $     4,485,807    $     9,452,696    $     4,393,161    $     6,099,866
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------

                                                                                Balanced
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $       322,198
   Mortality and expense risk charge                                                 (51,932)
                                                                            ------------------
Net investment income(loss)                                                          270,266
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                   437,987
   Net realized gain(loss) on sale of fund shares                                    (97,096)
                                                                            ------------------
Net realized gain(loss)                                                              340,891
                                                                            ------------------

Change in unrealized appreciation/depreciation                                    (3,022,307)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $    (2,411,150)
                                                                            ==================


                                                                                           Balanced
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       270,266       $       230,884
   Net realized gain(loss)                                                           340,891               633,687
   Net change in unrealized appreciation/depreciation                             (3,022,307)              (73,927)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                (2,411,150)              790,644
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               863,256             1,838,065
   Subaccounts transfers (including fixed account), net                             (174,534)             (840,763)
   Transfers for policyowner benefits and terminations                              (869,370)           (1,074,553)
   Policyowner maintenance charges                                                    (1,916)               (1,766)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                (182,564)              (79,017)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                            (2,593,714)              711,627
Net assets at beginning of period                                                 10,756,303            10,044,676
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     8,162,589       $    10,756,303
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                    Vanguard
 -------------------------------------------------------------------------------------------------------------------
                                                                                Small Company
   International                           Diversified                              Growth
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $       839,693                        $       465,172                       $        62,467
         (180,333)                               (90,423)                              (51,651)
 ------------------                     ------------------                    -------------------
          659,360                                374,749                                10,816
 ------------------                     ------------------                    -------------------


        2,947,493                                978,053                               974,492
       (1,085,515)                              (827,473)                             (704,320)
 ------------------                     ------------------                    -------------------
        1,861,978                                150,580                               270,172
 ------------------                     ------------------                    -------------------

      (21,134,873)                            (7,626,163)                           (4,947,639)
 ------------------                     ------------------                    -------------------


  $   (18,613,535)                       $    (7,100,834)                      $    (4,666,651)
 ==================                     ==================                    ===================


             International                          Diversified                       Small Company Growth
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $       659,360    $       397,048     $       374,749    $       238,999    $        10,816    $        (6,511)
        1,861,978          2,135,090             150,580            994,413            270,172          1,112,549
      (21,134,873)         2,932,877          (7,626,163)          (646,204)        (4,947,639)          (760,184)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

      (18,613,535)         5,465,015          (7,100,834)           587,208         (4,666,651)           345,854
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        2,165,411          3,074,987           1,341,262          1,271,045            838,083            917,784
       (1,830,082)         3,823,755           1,049,963          4,307,536             (7,677)            74,311
       (2,406,434)        (2,255,375)           (971,741)        (1,032,770)          (593,475)          (745,257)
           (9,322)            (5,114)             (7,261)            (2,690)            (3,947)            (2,167)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
       (2,080,427)         4,638,253           1,412,223          4,543,121            232,984            244,671
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

      (20,693,962)        10,103,268          (5,688,611)         5,130,329         (4,433,667)           590,525
       41,962,849         31,859,581          19,768,594         14,638,265         11,521,567         10,931,042
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $    21,268,887    $    41,962,849     $    14,079,983    $    19,768,594    $     7,087,900    $    11,521,567
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                          Wells Fargo
                                                                            ----------------------------------------

                                                                               Discovery
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                  (1,844)
                                                                            ------------------
Net investment income(loss)                                                           (1,844)
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                      3,752
                                                                            ------------------
Net realized gain(loss)                                                                3,752
                                                                            ------------------

Change in unrealized appreciation/depreciation                                      (193,606)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      (191,698)
                                                                            ==================


                                                                                           Discovery
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (1,844)      $        (1,947)
   Net realized gain(loss)                                                             3,752                54,726
   Net change in unrealized appreciation/depreciation                               (193,606)               11,486
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (191,698)               64,265
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 2,072                 2,391
   Subaccounts transfers (including fixed account), net                               40,102               (20,055)
   Transfers for policyowner benefits and terminations                                  (900)               (1,099)
   Policyowner maintenance charges                                                      (200)                 (193)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  41,074               (18,956)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                              (150,624)               45,309
Net assets at beginning of period                                                    375,675               330,366
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       225,051       $       375,675
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

              Wells Fargo                                                ProFunds
 -------------------------------------- ----------------------------------------------------------------------------

    Opportunity                                Bull                                 Europe
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $        10,310                        $          ----                       $         3,146
           (3,054)                                (8,452)                               (1,775)
 ------------------                     ------------------                    -------------------
            7,256                                 (8,452)                                1,371
 ------------------                     ------------------                    -------------------


          121,696                                 37,679                                22,033
          (32,620)                              (559,240)                             (164,931)
 ------------------                     ------------------                    -------------------
           89,076                               (521,561)                             (142,898)
 ------------------                     ------------------                    -------------------

         (346,464)                                 4,161                               (12,718)
 ------------------                     ------------------                    -------------------


  $      (250,132)                       $      (525,852)                      $      (154,245)
 ==================                     ==================                    ===================


              Opportunity                               Bull                                 Europe
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $         7,256    $           347     $        (8,452)   $        (3,480)   $         1,371    $         2,267
           89,076             95,561            (521,561)            41,408           (142,898)           102,609
         (346,464)           (58,866)              4,161            (39,483)           (12,718)           (59,272)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (250,132)            37,042            (525,852)            (1,555)          (154,245)            45,604
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


            5,940              8,953               3,460              3,175                467             27,078
          (69,123)            34,214           1,658,707           (707,622)          (952,250)           308,373
          (57,280)               (50)           (654,520)           (50,727)          (105,324)          (133,526)
             (226)              (239)               ----               ----               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (120,689)            42,878           1,007,647           (755,174)        (1,057,107)           201,925
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (370,821)            79,920             481,795           (756,729)        (1,211,352)           247,529
          700,202            620,282             697,200          1,453,929          1,238,891            991,362
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $       329,381    $       700,202     $     1,178,995    $       697,200    $        27,539    $     1,238,891
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                                Mid-Cap
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                    (750)
                                                                            ------------------
Net investment income(loss)                                                             (750)
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                    13,739
   Net realized gain(loss) on sale of fund shares                                       (965)
                                                                            ------------------
Net realized gain(loss)                                                               12,774
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       (36,172)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       (24,148)
                                                                            ==================


                                                                                            Mid-Cap
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $          (750)      $        (1,832)
   Net realized gain(loss)                                                            12,774                13,294
   Net change in unrealized appreciation/depreciation                                (36,172)               (7,730)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (24,148)                3,732
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 3,020                16,706
   Subaccounts transfers (including fixed account), net                               52,204              (214,774)
   Transfers for policyowner benefits and terminations                                  ----               (23,066)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  55,224              (221,134)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                31,076              (217,402)
Net assets at beginning of period                                                     33,420               250,822
                                                                            ------------------    ------------------
Net assets at end of period                                                  $        64,496       $        33,420
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                       ProFunds
--------------------------------------------------------------------------------------------------------------------
                                                                                  Small-Cap
    NASDAQ-100                              Small-Cap                               Value
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $          ----                        $             6                       $          ----
             (981)                                  (306)                                 (159)
 ------------------                     ------------------                    -------------------
             (981)                                  (300)                                 (159)
 ------------------                     ------------------                    -------------------


             ----                                    214                                   943
         (125,651)                               (93,102)                               (8,666)
 ------------------                     ------------------                    -------------------
         (125,651)                               (92,888)                               (7,723)
 ------------------                     ------------------                    -------------------

            4,806                                    389                                (1,381)
 ------------------                     ------------------                    -------------------


  $      (121,826)                       $       (92,799)                      $        (9,263)
 ==================                     ==================                    ===================


              NASDAQ-100                             Small-Cap                           Small-Cap Value
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $          (981)   $        (2,781)    $          (300)   $        (1,299)   $          (159)   $        (1,277)
         (125,651)            67,592             (92,888)            (1,729)            (7,723)           (11,102)
            4,806            (27,681)                389             (8,979)            (1,381)            (8,513)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (121,826)            37,130             (92,799)           (12,007)            (9,263)           (20,892)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                 58                ----               ----               ----             14,356
          (26,558)          (692,140)             91,677           (271,138)            (4,397)           (39,431)
         (124,120)           (39,859)               (541)           (53,006)              ----            (15,900)
             ----               ----                ----               ----               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (150,678)          (731,941)             91,136           (324,144)            (4,397)           (40,975)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (272,504)          (694,811)             (1,663)          (336,151)           (13,660)           (61,867)
          273,961            968,772              10,721            346,872             31,085             92,952
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $         1,457    $       273,961     $         9,058    $        10,721    $        17,425    $        31,085
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                          ProFunds
                                                                            ----------------------------------------

                                                                              Classic Dow
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $           980
   Mortality and expense risk charge                                                  (1,039)
                                                                            ------------------
Net investment income(loss)                                                              (59)
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                     1,610
   Net realized gain(loss) on sale of fund shares                                   (115,982)
                                                                            ------------------
Net realized gain(loss)                                                             (114,372)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        11,673
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      (102,758)
                                                                            ==================


                                                                                          Classic Dow
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $           (59)      $        (2,779)
   Net realized gain(loss)                                                          (114,372)               49,128
   Net change in unrealized appreciation/depreciation                                 11,673               (14,611)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (102,758)               31,738
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                22,630
   Subaccounts transfers (including fixed account), net                             (149,614)             (373,329)
   Transfers for policyowner benefits and terminations                                (8,468)              (79,364)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                (158,082)             (430,063)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                              (260,840)             (398,325)
Net assets at beginning of period                                                    302,855               701,180
                                                                            ------------------    ------------------
Net assets at end of period                                                  $        42,015       $       302,855
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                       ProFunds
 -------------------------------------------------------------------------------------------------------------------
                                              Short                              Short Small-
        Bear                                  NASDAQ                                 Cap
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $           193                        $         4,917                       $        18,746
           (1,515)                                (1,704)                               (3,863)
 ------------------                     ------------------                    -------------------
           (1,322)                                 3,213                                14,883
 ------------------                     ------------------                    -------------------


             ----                                   ----                                  ----
          103,460                                150,484                                96,429
 ------------------                     ------------------                    -------------------
          103,460                                150,484                                96,429
 ------------------                     ------------------                    -------------------

           (4,051)                                (9,733)                               (4,745)
 ------------------                     ------------------                    -------------------


  $        98,087                        $       143,964                       $       106,567
 ==================                     ==================                    ===================


                 Bear                               Short NASDAQ                         Short Small-Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $        (1,322)   $         2,478     $         3,213    $        16,851    $        14,883    $          (146)
          103,460            (21,163)            150,484           (135,435)            96,429            (65,262)
           (4,051)            (1,025)             (9,733)                 6             (4,745)             4,656
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           98,087            (19,710)            143,964           (118,578)           106,567            (60,752)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----               ----                ----               ----              1,200               ----
           51,659           (106,633)            178,607            354,906           (279,814)           296,867
          (71,516)            (5,021)            (12,564)          (213,131)          (132,626)            (8,244)
             ----               ----                ----               ----               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          (19,857)          (111,654)            166,043            141,775           (411,240)           288,623
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           78,230           (131,364)            310,007             23,197           (304,673)           227,871
           21,191            152,555             166,904            143,707            304,673             76,802
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        99,421    $        21,191     $       476,911    $       166,904    $          ----    $       304,673
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                                Short Dow
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                    (398)
                                                                            ------------------
Net investment income(loss)                                                             (398)
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                     70,279
                                                                            ------------------
Net realized gain(loss)                                                               70,279
                                                                            ------------------

Change in unrealized appreciation/depreciation                                           (78)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        69,803
                                                                            ==================


                                                                                           Short Dow
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $          (398)      $        10,998
   Net realized gain(loss)                                                            70,279               (32,405)
   Net change in unrealized appreciation/depreciation                                    (78)                  591
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    69,803               (20,816)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                  ----
   Subaccounts transfers (including fixed account), net                              (61,893)               59,800
   Transfers for policyowner benefits and terminations                               (10,447)              (42,580)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 (72,340)               17,220
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                (2,537)               (3,596)
Net assets at beginning of period                                                      2,537                 6,133
                                                                            ------------------    ------------------
Net assets at end of period                                                  $          ----       $         2,537
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                       ProFunds
 -------------------------------------------------------------------------------------------------------------------

     UltraMid                               UltraOTC                             UltraSmall
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $           945                        $          ----                       $           788
           (1,029)                                (1,624)                               (1,335)
 ------------------                     ------------------                    -------------------
              (84)                                (1,624)                                 (547)
 ------------------                     ------------------                    -------------------


             ----                                   ----                                  ----
         (187,421)                              (278,120)                             (141,124)
 ------------------                     ------------------                    -------------------
         (187,421)                              (278,120)                             (141,124)
 ------------------                     ------------------                    -------------------

            2,483                                  4,698                                10,323
 ------------------                     ------------------                    -------------------


  $      (185,022)                       $      (275,046)                      $      (131,348)
 ==================                     ==================                    ===================


               UltraMid                               UltraOTC                             UltraSmall
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $           (84)   $          (131)    $        (1,624)   $        (8,353)   $          (547)   $         4,540
         (187,421)           138,215            (278,120)             2,883           (141,124)           146,900
            2,483                (26)              4,698             (8,325)            10,323             (4,105)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (185,022)           138,058            (275,046)           (13,795)          (131,348)           147,335
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----               ----                ----             40,106               ----               ----
          207,580           (119,706)           (240,941)         1,319,091              6,191             88,607
           (4,983)           (14,018)            (52,102)          (680,762)           (36,817)           (32,778)
             ----               ----                ----               ----               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          202,597           (133,724)           (293,043)           678,435            (30,626)            55,829
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           17,575              4,334            (568,089)           664,640           (161,974)           203,164
            6,154              1,820             753,499             88,859            252,043             48,879
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        23,729    $         6,154     $       185,410    $       753,499    $        90,069    $       252,043
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                                UltraBull
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $         1,244
   Mortality and expense risk charge                                                  (2,744)
                                                                            ------------------
Net investment income(loss)                                                           (1,500)
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                   (298,279)
                                                                            ------------------
Net realized gain(loss)                                                             (298,279)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        29,181
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      (270,598)
                                                                            ==================


                                                                                           UltraBull
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (1,500)      $          (450)
   Net realized gain(loss)                                                          (298,279)             (281,109)
   Net change in unrealized appreciation/depreciation                                 29,181               (21,852)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (270,598)             (303,411)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                40,000
   Subaccounts transfers (including fixed account), net                           (1,277,818)            2,048,629
   Transfers for policyowner benefits and terminations                              (166,917)             (130,632)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                              (1,444,735)            1,957,997
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                            (1,715,333)            1,654,586
Net assets at beginning of period                                                  1,804,875               150,289
                                                                            ------------------    ------------------
Net assets at end of period                                                  $        89,542       $     1,804,875
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                       ProFunds
 -------------------------------------------------------------------------------------------------------------------
      U.S. Gov.
        Plus                              Opportunity                             Oil & Gas
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $        10,270                        $          ----                       $          ----
           (5,039)                                (2,223)                               (4,489)
 ------------------                     ------------------                    -------------------
            5,231                                 (2,223)                               (4,489)
 ------------------                     ------------------                    -------------------


             ----                                   ----                                33,749
           89,349                                  6,947                              (148,462)
 ------------------                     ------------------                    -------------------
           89,349                                  6,947                              (114,713)
 ------------------                     ------------------                    -------------------

          (22,481)                                   495                               (53,563)
 ------------------                     ------------------                    -------------------


  $        72,099                        $         5,219                       $      (172,765)
 ==================                     ==================                    ===================


            U.S. Gov. Plus                           Opportunity                            Oil & Gas
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $         5,231    $        17,095     $        (2,223)   $        (2,881)   $        (4,489)   $        (4,333)
           89,349             45,257               6,947            (26,355)          (114,713)            55,255
          (22,481)            42,348                 495             (5,850)           (53,563)            20,045
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           72,099            104,700               5,219            (35,086)          (172,765)            70,967
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          247,824             28,712                ----               ----             10,513             64,469
       (1,081,344)           748,801              37,896           (107,035)            25,144            (17,631)
         (162,576)           (59,689)            (60,950)           (22,297)           (37,854)          (110,683)
             ----               ----                ----               ----               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (996,096)           717,824             (23,054)          (129,332)            (2,197)           (63,845)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (923,997)           822,524             (17,835)          (164,418)          (174,962)             7,122
          970,789            148,265              17,835            182,253            411,581            404,459
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        46,792    $       970,789     $          ----    $        17,835    $       236,619    $       411,581
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------
                                                                                 Precious
                                                                                  Metals
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $        93,697
   Mortality and expense risk charge                                                 (19,178)
                                                                            ------------------
Net investment income(loss)                                                           74,519
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                   207,298
   Net realized gain(loss) on sale of fund shares                                 (1,818,838)
                                                                            ------------------
Net realized gain(loss)                                                           (1,611,540)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       (22,411)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $    (1,559,432)
                                                                            ==================


                                                                                        Precious Metals
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        74,519       $        13,954
   Net realized gain(loss)                                                        (1,611,540)               14,100
   Net change in unrealized appreciation/depreciation                                (22,411)               51,581
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                (1,559,432)               79,635
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               158,897                40,000
   Subaccounts transfers (including fixed account), net                              394,635             1,195,406
   Transfers for policyowner benefits and terminations                              (121,045)             (119,496)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 432,487             1,115,910
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                            (1,126,945)            1,195,545
Net assets at beginning of period                                                  1,634,741               439,196
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       507,796       $     1,634,741
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                       ProFunds
--------------------------------------------------------------------------------------------------------------------

   Real Estate                             High Yield                            Money Market
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $          ----                        $         3,806                       $        93,440
             (168)                                  (575)                              (98,208)
 ------------------                     ------------------                    -------------------
             (168)                                 3,231                                (4,768)
 ------------------                     ------------------                    -------------------


              146                                   ----                                  ----
          (31,055)                                (3,741)                                 ----
 ------------------                     ------------------                    -------------------
          (30,909)                                (3,741)                                 ----
 ------------------                     ------------------                    -------------------

            8,902                                 (2,975)                                 ----
 ------------------                     ------------------                    -------------------


  $       (22,175)                       $        (3,485)                      $        (4,768)
 ==================                     ==================                    ===================


              Real Estate                            High Yield                           Money Market
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $          (168)   $          (504)    $         3,231    $         7,176    $        (4,768)   $       375,900
          (30,909)             8,759              (3,741)           (12,246)              ----               ----
            8,902            (22,612)             (2,975)               (61)              ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (22,175)           (14,357)             (3,485)            (5,131)            (4,768)           375,900
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----             56,951                ----              1,207          2,211,345          5,299,058
         (140,021)          (282,336)            118,023            (11,697)         1,392,067         (3,475,667)
              (42)               (56)           (117,976)              (530)        (4,945,891)        (6,751,293)
             ----               ----                ----               ----               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (140,063)          (225,441)                 47            (11,020)        (1,342,479)        (4,927,902)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (162,238)          (239,798)             (3,438)           (16,151)        (1,347,247)        (4,552,002)
          169,922            409,720              24,615             40,766         11,403,574         15,955,576
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $         7,684    $       169,922     $        21,177    $        24,615    $    10,056,327    $    11,403,574
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Pimco
                                                                            ----------------------------------------

                                                                               Commodity
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $       436,889
   Mortality and expense risk charge                                                 (53,386)
                                                                            ------------------
Net investment income(loss)                                                          383,503
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                    86,173
   Net realized gain(loss) on sale of fund shares                                    (58,234)
                                                                            ------------------
Net realized gain(loss)                                                               27,939
                                                                            ------------------

Change in unrealized appreciation/depreciation                                    (4,842,214)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $    (4,430,772)
                                                                            ==================


                                                                                           Commodity
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       383,503       $       302,508
   Net realized gain(loss)                                                            27,939                   907
   Net change in unrealized appreciation/depreciation                             (4,842,214)            1,273,763
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                (4,430,772)            1,577,178
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               563,619               638,940
   Subaccounts transfers (including fixed account), net                              673,385               109,775
   Transfers for policyowner benefits and terminations                              (332,665)             (122,002)
   Policyowner maintenance charges                                                      (869)                 (498)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 903,470               626,215
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                            (3,527,302)            2,203,393
Net assets at beginning of period                                                  8,917,987             6,714,594
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     5,390,685       $     8,917,987
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                              American Century                                         Franklin Templeton
 ---------------------------------------------------------------------------- --------------------------------------

      Mid Cap                             International                           Global Inc.
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $          ----                        $          ----                       $        15,137
           (1,147)                                (1,488)                               (4,959)
 ------------------                     ------------------                    -------------------
           (1,147)                                (1,488)                               10,178
 ------------------                     ------------------                    -------------------


             ----                                   ----                                  ----
          (13,703)                               (36,249)                               (5,630)
 ------------------                     ------------------                    -------------------
          (13,703)                               (36,249)                               (5,630)
 ------------------                     ------------------                    -------------------

          (63,504)                              (250,617)                               61,212
 ------------------                     ------------------                    -------------------


  $       (78,354)                       $      (288,354)                      $        65,760
 ==================                     ==================                    ===================


                Mid Cap                            International                           Global Inc.
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $        (1,147)   $          ----     $        (1,488)   $          ----    $        10,178    $          ----
          (13,703)              ----             (36,249)              ----             (5,630)              ----
          (63,504)              ----            (250,617)              ----             61,212               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (78,354)              ----            (288,354)              ----             65,760               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           29,583               ----              16,874               ----            142,822               ----
          535,230               ----             721,549               ----          1,987,323               ----
          (15,913)              ----             (15,641)              ----            (70,953)              ----
             (600)              ----                  (2)              ----               (997)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          548,300               ----             722,780               ----          2,058,195               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          469,946               ----             434,426               ----          2,123,955               ----
             ----               ----                ----               ----               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $       469,946    $          ----     $       434,426    $          ----    $     2,123,955    $          ----
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              MFS
                                                                            ----------------------------------------

                                                                              Utilities IC
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                    (824)
                                                                            ------------------
Net investment income(loss)                                                             (824)
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                    (39,024)
                                                                            ------------------
Net realized gain(loss)                                                              (39,024)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       (93,397)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      (133,245)
                                                                            ==================


                                                                                         Utilities IC
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $          (824)      $          ----
   Net realized gain(loss)                                                           (39,024)                 ----
   Net change in unrealized appreciation/depreciation                                (93,397)                 ----
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (133,245)                 ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                20,776                  ----
   Subaccounts transfers (including fixed account), net                              302,326                  ----
   Transfers for policyowner benefits and terminations                                (5,359)                 ----
   Policyowner maintenance charges                                                       (18)                 ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 317,725                  ----
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               184,480                  ----
Net assets at beginning of period                                                       ----                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       184,480       $          ----
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                  MFS                                                     Summit
 -------------------------------------- ----------------------------------------------------------------------------

     Research                             Natural Res                              Zenith
 ------------------                     ------------------                    -------------------

       2008                                   2008                                  2008
 ------------------                     ------------------                    -------------------

  $          ----                        $           716                       $           525
              (90)                                (1,736)                                  (29)
 ------------------                     ------------------                    ------------------
              (90)                                (1,020)                                  496
 ------------------                     ------------------                    ------------------


             ----                                   ----                                   239
           (2,569)                              (104,830)                                 ----
 ------------------                     ------------------                    ------------------
           (2,569)                              (104,830)                                  239
 ------------------                     ------------------                    ------------------

           (8,650)                              (233,653)                                2,118
 ------------------                     ------------------                    ------------------


  $       (11,309)                       $      (339,503)                      $         2,853
 ==================                     ==================                    ==================


               Research                             Natural Res                              Zenith
-------------------------------------- -------------------------------------- --------------------------------------

       2008                2007               2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

  $           (90)   $          ----     $        (1,020)   $          ----    $           496     $          ----
           (2,569)              ----            (104,830)              ----                239                ----
           (8,650)              ----            (233,653)              ----              2,118                ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (11,309)              ----            (339,503)              ----              2,853                ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           36,202               ----              64,748               ----               ----                ----
           28,833               ----             628,510               ----            101,079                ----
             ----               ----             (16,377)              ----               ----                ----
               (1)              ----                 (56)              ----                 (2)               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           65,034               ----             676,825               ----            101,077                ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           53,725               ----             337,322               ----            103,930                ----
             ----               ----                ----               ----               ----                ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        53,725    $          ----     $       337,322    $          ----    $       103,930     $          ----
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Summit
                                                                            ----------------------------------------

                                                                                S&P 500
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                           2008
------------------------                                                    ------------------
Investment income:
   Dividend distributions received                                           $         2,799
   Mortality and expense risk charge                                                     (47)
                                                                            ------------------
Net investment income(loss)                                                            2,752
                                                                            ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                        12
   Net realized gain(loss) on sale of fund shares                                       ----
                                                                            ------------------
Net realized gain(loss)                                                                   12
                                                                            ------------------

Change in unrealized appreciation/depreciation                                         1,375
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $         4,139
                                                                            ==================


                                                                                            S&P 500
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2008                  2007
-----------------------------------                                         ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         2,752       $          ----
   Net realized gain(loss)                                                                12                  ----
   Net change in unrealized appreciation/depreciation                                  1,375                  ----
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     4,139                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                   125                  ----
   Subaccounts transfers (including fixed account), net                              168,937                  ----
   Transfers for policyowner benefits and terminations                                  ----                  ----
   Policyowner maintenance charges                                                        (4)                 ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 169,058                  ----
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               173,197                  ----
Net assets at beginning of period                                                       ----                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       173,197       $          ----
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                T. Rowe                            Morgan Stanley
 -------------------------------------- -------------------------------------
                                             Emerging
     Blue Chip                                Markets
 ------------------                     ------------------

       2008                                   2008
 ------------------                     ------------------

  $         4,755                        $          ----
           (8,858)                                (2,674)
 ------------------                     ------------------
           (4,103)                                (2,674)
 ------------------                     ------------------


             ----                                173,580
         (166,620)                               (62,192)
 ------------------                     ------------------
         (166,620)                               111,388
 ------------------                     ------------------

       (1,225,658)                              (698,881)
 ------------------                     ------------------


  $    (1,396,381)                       $      (590,167)
 ==================                     ==================


               Blue Chip                          Emerging Markets
 -------------------------------------- -------------------------------------

       2008                2007               2008               2007
 ------------------ ------------------- ------------------ ------------------

  $        (4,103)   $          ----     $        (2,674)   $          ----
         (166,620)              ----             111,388               ----
       (1,225,658)              ----            (698,881)              ----
 ------------------ ------------------- ------------------ ------------------

       (1,396,381)              ----            (590,167)              ----
 ------------------ ------------------- ------------------ ------------------


          243,097               ----             112,636               ----
        4,610,847               ----           1,471,130               ----
         (160,642)              ----             (59,886)              ----
           (2,612)              ----                (981)              ----
 ------------------ ------------------- ------------------ ------------------
        4,690,690               ----           1,522,899               ----
 ------------------ ------------------- ------------------ ------------------

        3,294,309               ----             932,732               ----
             ----               ----                ----               ----
 ------------------ ------------------- ------------------ ------------------
  $     3,294,309    $          ----     $       932,732    $          ----
 ================== =================== ================== ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2008 AND 2007

1.  ORGANIZATION

    Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support the variable annuity products issued by ALIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2008 there are ninety-one subaccounts available within the Account listed as follows:

     Calvert Asset Management Company, Inc.                   Fidelity Management & Research Company, continued
     (Advisor) (See Note 3)                                      Fidelity, continued
        Calvert (Fund)                                           *Growth IC
        *Balanced (Subaccount)                                    (Commenced November 17, 2005)
        *International Equity                                    *High Income IC
        *Mid Cap                                                  (Commenced August 29, 2005)
        *Social Equity                                           *High Income SC
         (Commenced August 15, 2005)                             *Contrafund IC
                                                                  (Commenced August 18, 2005)
       Ameritas                                                  *Contrafund SC
        *MidCap                                                  *Mid Cap IC
        *Small Cap                                                (Commenced June 30, 2005)
        *Core Strategies                                         *Mid Cap SC
         (Commenced April 30, 2008)                              *Strategic
                                                                  (Commenced May 6, 2008)
     Deutsche Investment Management
     Americas Inc.                                            Invesco AIM Advisors, Inc.
       Scudder                                                  AIM
        *Small Cap                                               *Financial
        *Small Mid Value                                         *Health
         (Commenced April 30, 2008)                              *Technology
        *Thematic                                                *Intl. Growth
         (Commenced May 16, 2008)                                 (Commenced May 6, 2008)
        *HealthCare                                              *Leisure
         (Commenced June 20, 2008)                                (Commenced June 23, 2008)

     Fidelity Management & Research Company                   Janus Capital Management LLC
       Fidelity                                                 Janus
        *Overseas IC                                             *Growth
         (Commenced December 28, 2005)
        *Inv. Grade Bond IC
        *Equity Income IC
         (Commenced October 10, 2005)

                                     FS-54



 1.  ORGANIZATION, continued

     Neuberger Berman Management Inc.                         Wellington Management Company, LLP
       Neuberger Berman                                         Vanguard
        *Balanced                                                *High Yield Bond
        *Growth                                                  *Balanced
        *Bond (formerly Lehman Brothers Short Duration            (Commenced October 28, 2005)
         Bond Portfolio (Limited Maturity Bond))
        *Partners                                             Schroder Investment Management North America, Inc.
        *Regency                                              and Baillie Gifford Overseas Ltd.
         (Commenced July 29, 2008)                              Vanguard
                                                                 *International
     Rydex Investments
       Rydex                                                  Barrow, Hanley, Mewhinney & Strauss, Inc.
        *Nova                                                   Vanguard
        *NASDAQ (formerly OTC Portfolio (OTC))                   *Diversified
        *Precious Metals
        *Inv. S&P 500                                         Granahan Investment Management, Inc. and Grantham,
        *Gov. Long Bond                                       Mayo, Van Otterloo & Co. LLC
        *Inverse NASDAQ (formerly Inverse OTC                   Vanguard
         Strategy Portfolio (Inverse OTC))                       *Small Company Growth
         (Commenced August 22, 2005)
        *Inv. Long Bond                                       Wells Fargo Funds Management, LLC
         (Commenced January 30, 2006)                           Wells Fargo
        *Russell                                                 *Discovery
         (Commenced August 8, 2005)                               (Commenced April 8, 2005)
        *Sector Rotation                                         *Opportunity
         (Commenced October 5, 2005)
                                                              ProFunds Advisors LLC
     Third Avenue Management LLC                                ProFunds
       Third Avenue                                              *Bull
        *Value                                                    (Commenced July 6, 2005)
                                                                 *Europe
     The Vanguard Group. Inc.                                     (Commenced September 5, 2005)
       Vanguard                                                  *Mid-Cap
        *Money Market                                             (Commenced June 30, 2005)
        *Equity Index                                            *NASDAQ-100 (formerly OTC)
        *Total Bond                                               (Commenced July 6, 2005)
        *REIT Index                                              *Small-Cap
        *Mid-Cap                                                  (Commenced July 6, 2005)
        *Stock Market Index                                      *Small-Cap Value
         (Commenced November 3, 2005)                             (Commenced September 30, 2005)
                                                                 *Classic Dow
     The Vanguard Group. Inc. and Wellington Management           (Commenced May 5, 2006)
     Company, LLP                                                *Bear
       Vanguard                                                   (Commenced June 24, 2005)
        *Equity Income                                           *Short NASDAQ (formerly Short OTC)
                                                                  (Commenced June 30, 2005)
     AllianceBernstein L.P. and William Blair & Company,         *Short Small-Cap
     L.L.C.                                                       (Commenced August 8, 2005)
       Vanguard                                                  *Short Dow
        *Growth                                                   (Commenced May 12, 2006)
                                                                 *UltraMid
                                                                  (Commenced September 6, 2005)

                                     FS-55

 1.  ORGANIZATION, continued

     ProFunds Advisors LLC, continued                         American Century Global Investment Management, Inc.
       ProFunds, continued                                      American Century
        *UltraOTC                                                *International
         (Commenced June 24, 2005)                                (Commenced May 16, 2008)
        *UltraSmall
         (Commenced September 6, 2005)                        Templeton Global Advisors Limited
        *UltraBull                                              Franklin Templeton
         (Commenced June 24, 2005)                               *Global Inc.
        *U.S. Gov. Plus                                           (Commenced April 30, 2008)
         (Commenced August 24, 2005)
        *Opportunity                                          Massachusetts Financial Service Company
         (Commenced August 8, 2005)                             MFS
        *Oil & Gas                                               *Utilities IC
         (Commenced July 5, 2005)                                 (Commenced April 30, 2008)
        *Precious Metals                                         *Research
         (Commenced September 15, 2005)                           (Commenced May 19, 2008)
        *Real Estate
         (Commenced September 23, 2005)                       Calvert Asset Management Company, Inc.
        *High Yield                                           (See Note 3)
         (Commenced October 28, 2005)                           Summit
        *Money Market                                            *Natural Res
         (Commenced June 9, 2005)                                 (Commenced May 12, 2008)
                                                                 *Zenith
     Pacific Investment Management Company LLC                    (Commenced December 12, 2008)
       Pimco                                                     *S&P 500
        *Commodity                                                (Commenced December 12, 2008)
         (Commenced December 14, 2005)
                                                              T. Rowe Prices Associates, Inc.
     American Century Investment Management, Inc.               T. Rowe
       American Century                                          *Blue Chip
        *Mid Cap                                                  (Commenced April 30, 2008)
         (Commenced April 30, 2008)
                                                              Morgan Stanley Investment Management Inc.,
                                                                Morgan Stanley
                                                                 *Emerging Markets
                                                                  (Commenced April 30, 2008)

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF ACCOUNTING
    The financial statements included herein have been prepared in accordance with accounting principles accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
    Effective January 1, 2008, the Account adopted Financial Accounting Standards Board (FASB) Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The adoption of FAS 157 had no impact on any subaccounts' financial position or results of operations.

    FAS 157 applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that each asset and liability carried at fair value be classified into one of the following categories:

     o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
     o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
     o Level 3 - Unobservable inputs that are not corroborated by market data.

    Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

    FEDERAL AND STATE TAXES
    The operations of the Account form a part of and are taxed with the operations of ALIC. ALIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES

    Affiliates of ALIC provided management, administrative and investment advisory services for the Ameritas, Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2008 and 2007, as follows:

                                Investment Advisory         Management/
                                        Fee              Administrative Fee
                               ----------------------  -----------------------
     Ameritas:
       MidCap                      0.00800                 0.00050
       Small Cap                   0.00850                 0.00050
       Core Strategies             0.00750                 0.00050
     Calvert:
       Balanced                    0.00425                 0.00275
       International Equity        0.00750                 0.00350
       Mid Cap                     0.00650                 0.00250
       Social Equity               0.00500                 0.00200
     Summit:
       Natural Res                 0.00550                 0.00100
       Zenith                      0.00640                 0.00100
       S&P 500                     0.00250                 0.00100

    On December 12, 2008, Calvert Asset Management Company (CAMCO) consummated a transaction with Summit Investment Partners, Inc., an affiliated entity, whereby CAMCO became the investment advisor to the Summit Mutual Funds, Inc.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2008 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Calvert:
       Balanced                                                        $          374,863      $          432,196
       International Equity                                                       626,880                 649,232
       Mid Cap                                                                     29,823                 177,506
       Social Equity                                                              128,396                 178,018

     Ameritas:
       MidCap                                                                     201,852                 427,943
       Small Cap                                                                  793,764                  39,503
       Core Strategies                                                          1,301,169                  47,335

     Scudder:
       Small Cap                                                                  270,426               1,011,000
       Small Mid Value                                                          1,457,370                 261,628
       Thematic                                                                   190,429                  33,271
       HealthCare                                                                 502,404                 234,906

     Fidelity:
       Overseas IC                                                              1,971,006               1,517,121
       Inv. Grade Bond IC                                                       5,250,567               3,160,847
       Equity Income IC                                                           419,623                 676,476
       Growth IC                                                                1,197,276               1,171,857
       High Income IC                                                           1,568,849                 640,570
       High Income SC                                                           3,080,569               4,252,548
       Contrafund IC                                                            5,541,385               4,192,679
       Contrafund SC                                                            2,064,117               2,066,594
       Mid Cap IC                                                               3,315,375               1,578,114
       Mid Cap SC                                                                 669,580                 672,525
       Strategic                                                                  510,282                  64,856

     AIM:
       Financial                                                                  142,491                 120,624
       Health                                                                      71,164                  59,860
       Technology                                                                  62,475                  88,718
       Intl. Growth                                                               245,597                  10,156
       Leisure                                                                     16,281                     118

     Janus:
       Growth                                                                         581                  24,386

     Neuberger Berman:
       Balanced                                                                    24,760                  58,763
       Growth                                                                      37,855                 145,656
       Bond                                                                        17,390                  36,320
       Partners                                                                 1,902,136                 629,313
       Regency                                                                     66,569                  33,504


                                     FS-59



4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                  Sales
                                                                     -----------------------  ----------------------
     Rydex:
       Nova                                                            $        3,354,966      $        3,364,587
       NASDAQ                                                                   3,884,812               4,029,120
       Precious Metals                                                         10,605,379               9,941,393
       Inv. S&P 500                                                            11,509,174              11,699,093
       Gov. Long Bond                                                           1,466,727               1,843,032
       Inverse NASDAQ                                                           1,074,712                 834,272
       Inv. Long Bond                                                             753,425                 681,050
       Russell                                                                    544,674                 435,289
       Sector Rotation                                                            831,518               1,031,452

     Third Avenue:
       Value                                                                    5,383,352               4,195,306

     Vanguard:
       Money Market                                                            51,198,241              50,403,667
       Equity Index                                                             4,830,436               7,357,897
       Total Bond                                                              10,109,536               8,824,082
       REIT Index                                                               6,920,892               1,959,756
       Mid-Cap                                                                  3,756,223               2,285,545
       Stock Market Index                                                       2,895,017               1,684,507
       Equity Income                                                            4,487,199               2,743,205
       Growth                                                                   1,277,136               2,984,586
       High Yield Bond                                                          2,655,056               2,610,782
       Balanced                                                                 3,049,874               2,524,185
       International                                                            8,142,083               6,615,657
       Diversified                                                              7,649,212               4,884,188
       Small Company Growth                                                     3,474,555               2,256,262

     Wells Fargo:
       Discovery                                                                  127,185                  87,955
       Opportunity                                                                151,277                 143,014

     ProFunds:
       Bull                                                                     6,655,017               5,618,143
       Europe                                                                   1,217,402               2,251,106
       Mid-Cap                                                                    248,461                 180,247
       NASDAQ-100                                                               2,637,971               2,789,630
       Small-Cap                                                                3,309,773               3,218,723
       Small-Cap Value                                                             36,781                  40,394
       Classic Dow                                                             13,235,011              13,391,542
       Bear                                                                    19,523,671              19,544,851
       Short NASDAQ                                                            10,227,429              10,058,173
       Short Small-Cap                                                          8,396,814               8,793,170
       Short Dow                                                                7,630,284               7,703,022
       UltraMid                                                                 9,028,089               8,825,576
       UltraOTC                                                                14,546,525              14,841,192
       UltraSmall                                                               9,890,690               9,921,862

                                     FS-60



4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                  Sales
                                                                     -----------------------  ----------------------
     ProFunds, continued:
       UltraBull                                                       $       12,160,258      $       13,606,493
       U.S. Gov. Plus                                                          12,222,234              13,213,099
       Opportunity                                                             17,072,652              17,097,929
       Oil & Gas                                                                1,448,796               1,421,733
       Precious Metals                                                          5,186,220               4,471,915
       Real Estate                                                                 33,532                 173,617
       High Yield                                                                 274,763                 271,485
       Money Market                                                           103,356,147             104,703,394

     Pimco:
       Commodity                                                                3,283,938               1,910,793

     American Century:
       Mid Cap                                                                    632,543                  85,390
       International                                                              779,234                  57,942

     Franklin Templeton:
       Global Inc.                                                              2,319,916                 251,542

     MFS:
       Utilities IC                                                               516,750                 199,849
       Research                                                                    82,379                  17,435

     Summit:
       Natural Res                                                              1,122,395                 446,590
       Zenith                                                                     101,837                      25
       S&P 500                                                                    171,865                      43

     T. Rowe:
       Blue Chip                                                                5,024,551                 337,964

     Morgan Stanley:
       Emerging Markets                                                         1,970,346                 276,540

5.  FINANCIAL HIGHLIGHTS

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .55 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $25 per policy annually, depending on the product selected.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units.

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units          ($)         Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                      Min      Max                                                                Min       Max
 Calvert:
 Balanced
 2008                   1.47    1.71         489,630       746,712     2.91          0.55         (31.70)   (31.70)
 2007                   2.15    2.51         485,571     1,130,594     2.41          0.55           2.19      2.19
 2006                   2.10    2.46         481,854     1,091,088     3.50          0.55           6.48      8.18
 2005                   2.27    2.27         198,390       450,317     1.75          0.55           5.07      5.07
 2004                   2.16    2.16         183,833       397,125     1.98          0.55           7.66      7.66

 International Equity
 2008                  12.34   14.10          59,693       741,844     2.22          0.55         (47.28)   (47.28)
 2007                  23.41   26.75          61,574     1,490,854     1.05          0.55           2.01      2.01
 2006                  22.95   26.22          60,303     1,422,269     0.83          0.55          26.83     26.83
 2005                  18.09   20.67          32,530       664,534     0.64          0.55           7.69      9.34
 2004                  18.91   18.91          26,277       496,824     3.21          0.55          17.30     17.30

 Mid Cap
 2008                  19.24   20.03          26,417       512,042     ----          0.55         (37.54)   (37.54)
 2007                  30.80   32.07          31,613       980,181     ----          0.55           9.56      9.56
 2006                  28.11   29.28          18,987       540,524     ----          0.55           6.29      6.29
 2005                  26.45   27.54           8,629       236,292     ----          0.55          (0.13)     3.87
 2004                  27.58   27.58           6,369       175,641     ----          0.55           8.73      8.73

 Social Equity
 2008                  13.51   13.51          41,306       558,097     ----          0.55         (36.15)   (36.15)
 2007                  21.16   21.16          43,493       920,312     ----          0.55           9.38      9.38
 2006                  19.34   19.34          33,799       653,811     ----          0.55           9.46      9.46
 2005                  17.67   17.67           5,529        97,716     0.10          0.55           0.36      0.36
 2004                   ----    ----            ----          ----     ----          ----           ----      ----


                                     FS-62

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units          ($)         Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                      Min      Max                                                                Min       Max
 Ameritas:
 MidCap
 2008                  25.50   25.50          11,396       290,630    ----           0.55         (57.72)   (57.72)
 2007                  60.31   60.31          16,296       982,883    ----           0.55          33.94     33.94
 2006                  45.03   45.03           4,092       184,261    ----           0.55           8.65      8.65
 2005                  41.44   41.44           8,161       338,218    ----           0.55          10.67     10.67
 2004                  37.45   37.45           9,506       355,995    ----           0.55          12.78     12.78

 Small Cap
 2008                  22.61   22.61          29,103       658,096    ----           0.55         (37.35)   (37.35)
 2007                  36.09   36.09           6,448       232,714    ----           0.55          11.18     11.18
 2006                  32.46   32.46           3,586       116,422    ----           0.55          19.90     19.90
 2005                  27.07   27.07           1,467        39,715    ----           0.55           2.06      2.06
 2004                  26.53   26.53           5,844       155,012    ----           0.55           1.78      1.78

 Core Strategies
 2008                  12.20   12.21          70,297       857,680    1.40           0.55         (36.22)   (35.42)
 2007                   ----    ----            ----          ----    ----           ----           ----      ----
 2006                   ----    ----            ----          ----    ----           ----           ----      ----
 2005                   ----    ----            ----          ----    ----           ----           ----      ----
 2004                   ----    ----            ----          ----    ----           ----           ----      ----

 Scudder:
 Small Cap
 2008                  11.82   11.82           7,599        89,822    2.19           0.55         (34.49)   (34.49)
 2007                  18.04   18.04          57,376     1,035,175    0.84           0.55          (2.44)    (2.44)
 2006                  18.49   18.49          69,169     1,279,127    0.73           0.55          16.85     16.85
 2005                  15.83   15.83          87,077     1,378,097    0.57           0.55           3.69      3.69
 2004                  15.26   15.26          71,810     1,096,009    0.47           0.55          17.11     17.11

 Small Mid Value
 2008                   7.90    7.90         119,199       941,783    ----           0.55         (33.14)   (30.63)
 2007                   ----    ----            ----          ----    ----           ----           ----      ----
 2006                   ----    ----            ----          ----    ----           ----           ----      ----
 2005                   ----    ----            ----          ----    ----           ----           ----      ----
 2004                   ----    ----            ----          ----    ----           ----           ----      ----

 Thematic
 2008                   5.82    5.82          17,752       103,318    ----           0.55         (48.17)   (48.17)
 2007                   ----    ----            ----          ----    ----           ----           ----      ----
 2006                   ----    ----            ----          ----    ----           ----           ----      ----
 2005                   ----    ----            ----          ----    ----           ----           ----      ----
 2004                   ----    ----            ----          ----    ----           ----           ----      ----


                                     FS-63

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units          ($)         Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                      Min      Max                                                                Min       Max

 Scudder, continued:
 HealthCare
 2008                   9.42    9.43          20,746       195,496     ----          0.55         (20.59)   (17.34)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Fidelity:
 Overseas IC
 2008                  15.78   15.78         188,150     2,969,093     2.52          0.55         (44.11)   (44.11)
 2007                  28.24   28.24         204,122     5,763,711     3.38          0.55          16.67     16.67
 2006                  24.20   24.20         175,855     4,256,169     0.07          0.55          17.44     17.44
 2005                  20.61   20.61           2,193        45,188     ----          0.55           0.24      0.24
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Inv. Grade Bond IC
 2008                  13.19   17.06         617,787     8,197,730     3.69          0.55          (3.78)    (3.78)
 2007                  13.71   17.73         464,686     6,671,554     3.62          0.55           3.77      3.77
 2006                  13.21   17.09         347,466     4,889,147     2.30          0.55           3.78      3.78
 2005                  12.73   16.46         100,187     1,568,234     3.46          0.55           (.30)     1.63
 2004                  16.20   16.20          57,536       932,067     4.52          0.55           3.88      3.88

 Equity Income IC
 2008                  17.53   17.53          92,690     1,624,467     2.36          0.55         (42.97)   (42.97)
 2007                  30.73   30.73         107,439     3,301,641     1.74          0.55           0.97      0.97
 2006                  30.43   30.43         114,257     3,477,339     3.69          0.55          19.54     19.54
 2005                  25.46   25.46           1,082        27,551     ----          0.55           6.35      6.35
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Growth IC
 2008                  23.74   23.74         104,673     2,485,255     0.82          0.55         (47.46)   (47.46)
 2007                  45.19   45.19         107,623     4,863,314     0.82          0.55          26.27     26.27
 2006                  35.79   35.79          86,264     3,087,216     0.01          0.55           6.27      6.27
 2005                  33.68   33.68             377        12,692     ----          0.55           0.92      0.92
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 High Income IC
 2008                   5.60    5.60         285,316     1,598,368    12.65          0.55         (25.40)   (25.40)
 2007                   7.51    7.51         164,712     1,236,847     8.30          0.55           2.22      2.22
 2006                   7.35    7.35         134,373       987,107    15.79          0.55          10.63     10.63
 2005                   6.64    6.64           4,863        32,289    17.01          0.55           0.76      0.76
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

                                     FS-64

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units          ($)         Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                      Min      Max                                                                Min       Max

 Fidelity, continued:
 High Income SC
 2008                   6.96    6.96          95,260       663,299     6.03          0.55         (25.47)   (25.47)
 2007                   9.34    9.34         233,765     2,184,110     8.20          0.55           2.09      2.09
 2006                   9.15    9.15         427,486     3,912,245     7.91          0.55          10.57     10.57
 2005                   8.28    8.28         950,658     7,868,414    13.95          0.55           1.96      1.96
 2004                   8.12    8.12         997,681     8,098,576     0.23          0.55           8.87      8.87

 Contrafund IC
 2008                  23.00   23.00         535,745    12,324,624     1.06          0.55         (42.83)   (42.83)
 2007                  40.24   40.24         503,855    20,274,232     1.00          0.55          16.95     16.95
 2006                  34.41   34.41         456,566    15,709,378     1.65          0.55          11.11     11.11
 2005                  30.97   30.97          22,757       704,744     ----          0.55           8.85      8.85
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Contrafund SC
 2008                  23.29   23.29         229,913     5,354,485     1.07          0.55         (42.93)   (42.93)
 2007                  40.81   40.81         217,488     8,875,080     0.80          0.55          16.86     16.86
 2006                  34.92   34.92         371,194    12,961,788     1.47          0.55          10.98     10.98
 2005                  31.46   31.46         105,776     3,328,150     0.14          0.55          16.21     16.21
 2004                  27.08   27.08          44,592     1,207,332     0.21          0.55          14.71     14.71

 Mid Cap IC
 2008                  27.19   27.19         207,460     5,639,934     0.49          0.55         (39.77)   (39.77)
 2007                  45.14   45.14         187,619     8,469,044     0.90          0.55          14.99     14.99
 2006                  39.25   39.25         169,764     6,664,040     0.05          0.55          12.08     12.08
 2005                  35.02   35.02           8,368       293,051     ----          0.55          14.53     14.53
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Mid Cap SC
 2008                  27.06   27.06          29,289       792,554     0.32          0.55         (39.84)   (39.84)
 2007                  44.98   44.98          36,668     1,649,310     0.68          0.55          14.85     14.85
 2006                  39.16   39.16          52,554     2,058,195     0.24          0.55          11.98     11.98
 2005                  34.97   34.97         170,540     5,964,555     ----          0.55          17.56     17.56
 2004                  29.75   29.75         263,270     7,832,424     ----          0.55          24.09     24.09

 Strategic
 2008                   9.47    9.48          40,254       381,141     9.69          0.55         (11.58)    (9.96)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

                                     FS-65

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units          ($)         Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                      Min      Max                                                                Min       Max

 AIM:
 Financial
 2008                   5.58    5.58           5,955        33,210     4.94          0.55         (59.67)   (59.67)
 2007                  13.83   13.83           2,821        39,003     1.00          0.55         (22.64)   (22.64)
 2006                  17.87   17.87           6,562       117,296     2.08          0.55          15.81     15.81
 2005                  15.43   15.43           7,314       112,888     1.85          0.55           5.33      5.33
 2004                  14.65   14.65           5,630        82,500     0.68          0.55           8.08      8.08

 Health
 2008                  16.53   16.53           3,345        55,276     ----          0.55         (29.01)   (29.01)
 2007                  23.28   23.28           3,343        77,822     ----          0.55          11.24     11.24
 2006                  20.93   20.93           4,226        88,440     ----          0.55           4.66      4.66
 2005                  20.00   20.00           5,503       110,037     ----          0.55           7.56      7.56
 2004                  18.59   18.59           6,295       117,023     ----          0.55           6.98      6.98

 Technology
 2008                   8.04    8.04           5,699        45,796     ----          0.55         (44.81)   (44.81)
 2007                  14.56   14.56           7,649       111,378     ----          0.55           7.11      7.11
 2006                  13.59   13.59          10,137       137,799     ----          0.55           9.88      9.88
 2005                  12.37   12.37          16,526       204,463     ----          0.55           1.62      1.62
 2004                  12.18   12.18           9,651       117,507     ----          0.55           4.06      4.06

 Intl. Growth
 2008                  19.98   19.98           8,790       175,662     1.01          0.55         (37.43)   (37.08)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Leisure
 2008                   7.20    7.20           1,251         9,000     1.46          0.55         (34.28)   (34.28)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Janus:
 Growth
 2008                  15.70   15.70           3,118        48,970     0.73          0.55         (40.05)   (40.05)
 2007                  26.20   26.20           4,306       112,804     0.71          0.55          14.46     14.46
 2006                  22.89   22.89           5,115       117,074     0.48          0.55          10.77     10.77
 2005                  20.66   20.66          69,274     1,431,254     0.37          0.55           3.72      3.72
 2004                  19.92   19.92          33,296       663,269     0.57          0.55           3.94      3.94

                                     FS-66

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units          ($)         Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                      Min      Max                                                                Min       Max

 Neuberger Berman:
 Balanced
 2008                  19.60   19.60          15,766       308,948     3.67          0.55         (39.48)   (39.48)
 2007                  32.38   32.38          17,328       561,064     1.19          0.55          14.97     14.97
 2006                  28.16   28.16          18,422       518,845     0.85          0.55          10.06     10.06
 2005                  25.59   25.59          19,254       492,686     0.77          0.55           8.59      8.59
 2004                  23.57   23.57          38,806       914,487     2.50          0.55           8.71      8.71

 Growth
 2008                  28.63   28.63           4,640       132,841     ----          0.55         (43.99)   (43.99)
 2007                  51.12   51.12           7,427       379,630     ----          0.55          22.02     22.02
 2006                  41.89   41.89           4,728       198,041     ----          0.55          13.45     13.45
 2005                  36.93   36.93           6,346       234,318     ----          0.55          12.88     12.88
 2004                  32.71   32.71           9,741       318,649     ----          0.55          15.96     15.96

 Bond
 2008                  17.88   17.88           9,992       178,603     4.34          0.55         (13.90)   (13.90)
 2007                  20.76   20.76          11,367       236,003     2.74          0.55           4.20      4.20
 2006                  19.93   19.93          12,235       243,785     3.26          0.55           3.63      3.63
 2005                  19.23   19.23          18,688       359,323     2.85          0.55           0.89      0.89
 2004                  19.06   19.06          15,003       285,919     2.33          0.55           0.23      0.23

 Partners
 2008                   9.85   17.63          56,119       913,228     0.96          0.55         (54.61)   (52.65)
 2007                  37.24   37.24          18,981       706,916     0.60          0.55           8.73      8.73
 2006                  34.25   34.25          25,926       887,993     0.73          0.55          11.63     11.63
 2005                  30.68   30.68          41,916     1,286,125     1.16          0.55          17.40     17.40
 2004                  26.14   26.14          23,615       617,180     0.01          0.55          18.32     18.32

 Regency
 2008                   8.77    8.77           2,268        19,895     0.56          0.55         (39.70)   (39.70)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----
 2004                   ----    ----            ----          ----     ----          ----           ----      ----


 Rydex:
 Nova
 2008                   4.63    6.28         125,159       671,178     0.40          0.55         (54.72)   (54.72)
 2007                  10.23   13.87          78,090       940,125     0.47          0.55           0.57      0.57
 2006                  10.17   13.79         395,249     5,329,823     1.55          0.55          18.62     18.62
 2005                   8.57   11.62         447,444     5,149,062     0.57          0.55           0.74      3.40
 2004                  11.24   11.24         880,971     9,902,849     0.02          0.55          14.00     14.00

                                     FS-67

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units          ($)         Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                      Min      Max                                                                Min       Max

 Rydex, continued:
 NASDAQ
 2008                  10.34   10.63          52,939       550,387     0.13          0.55         (42.23)   (42.23)
 2007                  17.90   18.41          77,132     1,392,619     0.07          0.55          17.18     17.18
 2006                  15.28   15.71         310,432     4,856,795     ----          0.55           5.20      5.20
 2005                  14.52   14.93         328,201     4,896,859     ----          0.55           0.56      0.86
 2004                  14.85   14.85         279,555     4,151,581     ----          0.55           8.75      8.75

 Precious Metals
 2008                   8.76    9.07         447,339     4,000,811     ----          0.55         (38.90)   (38.90)
 2007                  14.34   14.85         340,976     4,989,846     ----          0.55          18.90     18.90
 2006                  12.06   12.49         304,041     3,741,211     ----          0.55          20.77     20.77
 2005                   9.99   10.34         146,643     1,465,837     ----          0.55          20.23     32.24
 2004                   8.31    8.31         140,385     1,165,996     ----          0.55         (14.69)   (14.69)

 Inv. S&P 500
 2008                   6.58    7.32         173,915     1,207,070     0.92          0.55          38.48     38.48
 2007                   4.75    5.28         172,085       877,066     2.80          0.55           0.27      0.27
 2006                   4.74    5.27          93,469       464,437     2.47          0.55          (8.01)    (8.01)
 2005                   5.15    5.73         162,666       927,245     ----          0.55          (3.57)    (1.31)
 2004                   5.80    5.80          36,374       211,085     ----          0.55         (10.70)   (10.70)

 Gov. Long Bond
 2008                  18.74   24.56          98,915     1,917,515     2.74          0.55          44.06     44.06
 2007                  13.01   17.05         122,027     1,690,171     3.59          0.55           9.16      9.16
 2006                  11.92   15.62          92,526     1,204,890     3.64          0.55          (3.87)    (3.67)
 2005                  16.21   16.21          30,759       498,611     3.14          0.55           7.13      7.13
 2004                  15.13   15.13           1,825        27,622     3.37          0.55           7.82      7.82

 Inverse NASDAQ
 2008                  27.41   27.41          15,385       421,745     0.35          0.55          47.21     47.21
 2007                  18.62   18.62           5,161        96,106     2.91          0.55         (11.77)   (11.77)
 2006                  21.11   21.11           2,864        60,455     1.35          0.55          (1.70)    (1.70)
 2005                  21.51   21.51            ----          ----     ----          0.55          (6.24)    (6.24)
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Inv. Long Bond
 2008                  14.75   14.75           6,777        99,946     0.46          0.55         (30.59)   (30.59)
 2007                  21.25   21.25           7,004       148,805     3.57          0.55          (5.04)    (5.04)
 2006                  22.37   22.37          10,490       234,706     6.09          0.55           5.19      5.19
 2005                   ----    ----            ----          ----     ----          ----           ----      ----
 2004                   ----    ----            ----          ----     ----          ----           ----      ----


                                     FS-68

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units          ($)         Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                      Min      Max                                                                Min       Max

 Rydex, continued:
 Russell
 2008                  18.81   18.81          28,404       534,364     0.22          0.55         (51.63)   (51.63)
 2007                  38.90   38.90          20,979       815,994     2.03          0.55          (7.25)    (7.25)
 2006                  41.94   41.94          24,926     1,045,308     0.56          0.55          20.19     20.19
 2005                  34.89   34.89           2,332        81,370     0.42          0.55           1.73      1.73
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Sector Rotation
 2008                  10.10   10.10          98,090       990,824     ----          0.55         (41.06)   (41.06)
 2007                  17.14   17.14         114,316     1,959,170     ----          0.55          22.07     22.07
 2006                  14.04   14.04          91,439     1,283,762     ----          0.55          10.78     10.78
 2005                  12.67   12.67           8,744       110,822     ----          0.55           4.22      4.22
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Third Avenue:
 Value
 2008                  17.28   18.00         485,016     8,534,628     0.78          0.55         (43.97)   (43.97)
 2007                  30.83   32.13         472,613    14,827,118     2.30          0.55          (5.33)    (5.33)
 2006                  32.57   33.94         381,483    12,620,684     1.43          0.55          15.15     15.15
 2005                  28.28   29.47         306,348     8,999,501     1.24          0.55          11.14     14.00
 2004                  25.86   25.86         168,797     4,364,316     0.55          0.55          19.24     19.24

 Vanguard:
 Money Market
 2008                   1.14    1.19      48,030,390    55,210,191     2.76          0.55           2.26      2.26
 2007                   1.11    1.17      48,131,794    54,415,617     5.10          0.55           4.66      4.66
 2006                   1.06    1.12      42,795,654    46,352,623     4.99          0.55           4.46      4.46
 2005                   1.02    1.07      20,580,095    21,857,602     3.11          0.55           1.58      2.62
 2004                   1.04    1.04      16,560,178    17,244,326     1.28          0.55           0.72      0.72

 Equity Index
 2008                  21.02   25.63         639,316    14,112,873     2.34          0.55         (37.28)   (37.28)
 2007                  35.52   40.87         762,415    26,625,611     1.53          0.55           4.80      4.80
 2006                  31.99   38.99         631,029    20,791,601     0.56          0.55          15.08     15.08
 2005                  27.80   33.89          92,141     2,954,754     1.44          0.55           4.22      5.05
 2004                  32.51   32.51          53,526     1,740,260     0.98          0.55          10.20     10.20

 Total Bond
 2008                  12.91   15.29       1,945,330    25,711,833     4.33          0.55           4.65      4.65
 2007                  12.34   14.61       1,935,914    24,310,003     3.42          0.55           6.40      6.40
 2006                  11.60   13.73       1,344,627    15,947,242     2.24          0.55           3.74      3.74
 2005                  11.18   13.23         405,719     4,881,337     2.41          0.55           0.09      1.84
 2004                  13.00   13.00          57,321       744,899     3.77          0.55           3.63      3.63

                                     FS-69

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units          ($)         Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                      Min      Max                                                                Min       Max

 Vanguard, continued:
 REIT Index
 2008                  14.04   18.09         580,363     8,310,315     3.25          0.55         (37.59)   (37.59)
 2007                  22.50   28.99         539,700    12,404,118     2.08          0.55         (17.06)   (17.06)
 2006                  27.13   34.95         661,898    18,456,625     0.71          0.55          34.19     34.19
 2005                  20.22   26.04          96,607     2,285,294     3.34          0.55           5.35     11.22
 2004                  23.41   23.41          86,135     2,016,796     6.81          0.55          29.80     29.80

 Mid-Cap
 2008                  12.65   14.01         777,122     9,873,957     1.61          0.55         (42.14)   (42.14)
 2007                  21.86   24.22         822,552    18,086,175     1.20          0.55           5.56      5.56
 2006                  20.71   22.94         787,017    16,397,767     0.26          0.55          13.13     13.13
 2005                  18.31   20.28          82,297     1,606,048     0.79          0.55           5.11     13.35
 2004                  17.89   17.89          45,218       808,957     0.58          0.55          19.66     19.66

 Stock Market Index
 2008                  22.10   22.10         327,549     7,238,303     1.49          0.55         (37.63)   (37.63)
 2007                  35.43   35.43         304,394    10,784,409     0.99          0.55           4.59      4.59
 2006                  33.88   33.88         265,291     8,986,977     0.10          0.55          14.89     14.89
 2005                  29.48   29.48           5,337       157,346     ----          0.55           2.70      2.70
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Equity Income
 2008                  15.91   20.95         518,223     9,314,197     3.62          0.55         (31.29)   (31.29)
 2007                  23.15   30.49         482,703    12,683,561     2.51          0.55           3.96      3.96
 2006                  22.27   29.33         411,421    10,214,549     1.46          0.55          20.04     20.04
 2005                  18.55   24.43         122,247     2,809,276     2.24          0.55           3.17      3.57
 2004                  23.59   23.59          60,232     1,420,992     1.86          0.55          12.70     12.70

 Growth
 2008                   8.89    9.32         503,077     4,485,807     0.87          0.55         (38.06)   (38.06)
 2007                  14.36   15.05         656,471     9,452,696     0.72          0.55           9.61      9.61
 2006                  13.10   13.73         619,520     8,142,998     0.11          0.55           1.36      1.36
 2005                  12.92   13.55         165,618     2,177,134     0.22          0.55           6.53     10.88
 2004                  12.22   12.22          19,449       237,587     0.32          0.55           6.66      6.66

 High Yield Bond
 2008                   7.27    9.39         597,404     4,393,161     8.42          0.55         (22.38)   (22.38)
 2007                   9.36   12.10         621,014     6,099,866     6.73          0.55           1.39      1.39
 2006                   9.23   11.93         589,079     5,742,313     3.96          0.55           7.68      7.68
 2005                   8.57   11.08         180,994     1,926,376     7.05          0.55           0.52      2.19
 2004                  10.85   10.85          85,431       926,544    17.25          0.55           7.93      7.93


                                     FS-70

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units          ($)         Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                      Min      Max                                                                Min       Max

 Vanguard, continued:
 Balanced
 2008                  18.03   18.03         452,699     8,162,589     3.42          0.55         (23.00)   (23.00)
 2007                  23.42   23.42         459,356    10,756,303     2.73          0.55           7.76      7.76
 2006                  21.73   21.73         462,269    10,044,676     0.37          0.55          14.33     14.33
 2005                  19.00   19.00           9,440       179,405     ----          0.55           3.12      3.12
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 International
 2008                  13.97   15.07       1,507,184    21,268,887     2.57          0.55         (45.22)   (45.22)
 2007                  25.50   27.51       1,624,733    41,962,849     1.61          0.55          16.77     16.77
 2006                  21.84   23.56       1,439,558    31,859,581     0.53          0.55          26.06     26.06
 2005                  17.32   18.69         340,392     6,266,437     1.03          0.55          15.67     17.20
 2004                  16.15   16.15         120,638     1,948,874     0.91          0.55          18.77     18.77

 Diversified
 2008                  11.12   11.77       1,249,193    14,079,983     2.83          0.55         (36.49)   (36.49)
 2007                  17.51   18.54       1,107,816    19,768,594     1.78          0.55           3.36      3.36
 2006                  16.94   17.94         850,501    14,638,265     0.98          0.55          18.23     18.23
 2005                  14.32   15.17         251,942     3,786,037     1.27          0.55           2.47      7.03
 2004                  14.18   14.18         153,437     2,175,006     1.16          0.55          19.80     19.80

 Small Company Growth
 2008                  13.32   14.33         530,570     7,087,900     0.67          0.55         (39.80)   (39.80)
 2007                  22.13   23.81         518,349    11,521,567     0.50          0.55           3.20      3.20
 2006                  21.45   23.07         506,669    10,931,042     0.11          0.55           9.61      9.61
 2005                  19.57   21.05          70,417     1,443,515     ----          0.55           3.53      5.68
 2004                  19.92   19.92          30,773       612,887     0.07          0.55          14.67     14.67

 Wells Fargo:
 Discovery
 2008                  10.96   10.96          20,528       225,051     ----          0.55         (44.66)   (44.66)
 2007                  19.81   19.81          18,963       375,675     ----          0.55          21.65     21.65
 2006                  16.29   16.29          20,286       330,366     ----          0.55          14.02     14.02
 2005                  14.28   14.28          16,959       242,220     ----          0.55          15.37     15.37
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Opportunity
 2008                  32.33   32.33          10,187       329,381     1.86          0.55         (40.43)   (40.43)
 2007                  54.28   54.28          12,901       700,202     0.60          0.55           6.09      6.09
 2006                  51.16   51.16          12,124       620,282     ----          0.55          11.61     11.61
 2005                  45.84   45.84          17,405       797,882     ----          0.55           7.30      7.30
 2004                  42.72   42.72          20,682       883,612     ----          0.55          17.57     17.57

                                     FS-71

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units          ($)         Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                      Min      Max                                                                Min       Max

 ProFunds:
 Bull
 2008                  20.15   20.15          58,506     1,178,995     ----          0.90         (38.23)   (38.23)
 2007                  32.62   32.62          21,372       697,200     0.47          0.90           2.62      2.62
 2006                  31.79   31.79          45,737     1,453,929     0.26          0.90          12.64     12.64
 2005                  28.22   28.22          19,017       536,665     0.25          0.90           3.93      3.93
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Europe
 2008                  20.47   20.47           1,345        27,539     1.70          0.90         (44.51)   (44.51)
 2007                  36.89   36.89          33,583     1,238,891     1.16          0.90          13.55     13.55
 2006                  32.49   32.49          30,515       991,362     0.20          0.90          16.46     16.46
 2005                  27.90   27.90             207         5,764     0.41          0.90           0.15      0.15
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Mid-Cap
 2008                  24.36   24.36           2,648        64,496     ----          0.90         (36.87)   (36.87)
 2007                  38.58   38.58             866        33,420     0.11          0.90           0.06      0.06
 2006                  38.56   38.56           6,505       250,822     0.01          0.90          11.30     11.30
 2005                  34.64   34.64          14,013       485,481     ----          0.90           3.20      3.20
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 NASDAQ-100
 2008                  10.41   10.41             140         1,457     ----          0.90         (43.00)   (43.00)
 2007                  18.26   18.26          15,006       273,961     ----          0.90          16.57     16.57
 2006                  15.66   15.66          61,857       968,772     ----          0.90           4.52      4.52
 2005                  14.98   14.98          40,009       599,483     ----          0.90           8.40      8.40
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Small-Cap
 2008                  25.94   25.94             349         9,058     0.02          0.90         (35.99)   (35.99)
 2007                  40.53   40.53             264        10,721     0.16          0.90          (3.10)    (3.10)
 2006                  41.83   41.83           8,293       346,872     ----          0.90          13.73     13.73
 2005                  36.78   36.78          11,363       417,911     ----          0.90           3.28      3.28
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Small-Cap Value
 2008                  24.11   24.11             723        17,425     ----          0.90         (31.31)   (31.31)
 2007                  35.10   35.10             886        31,085     ----          0.90          (8.06)    (8.06)
 2006                  38.17   38.17           2,435        92,952     ----          0.90          16.38     16.38
 2005                  32.80   32.80          13,386       439,058     ----          0.90          (0.49)    (0.49)
 2004                   ----    ----            ----          ----     ----          ----           ----      ----


                                     FS-72

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units          ($)         Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                      Min      Max                                                                Min       Max

 ProFunds, continued:
 Classic Dow
 2008                  23.81   23.81           1,765        42,015     0.77          0.90         (37.72)   (37.72)
 2007                  38.23   38.23           7,922       302,855     0.46          0.90          11.92     11.92
 2006                  34.16   34.16          20,527       701,180     ----          0.90           5.23      5.23
 2005                   ----    ----            ----          ----     ----          ----           ----      ----
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Bear
 2008                  34.42   34.42           2,889        99,421     0.10          0.90          30.00     30.00
 2007                  25.84   25.84             820        21,191     2.16          0.90          (3.05)    (3.05)
 2006                  25.77   25.77           5,920       152,555     0.84          0.90          (7.05)    (7.05)
 2005                  28.10   28.10          59,086     1,660,464     ----          0.90          (3.59)    (3.59)
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Short NASDAQ
 2008                  23.53   23.53          20,272       476,911     2.46          0.90          46.84     46.84
 2007                  16.02   16.02          10,417       166,904     3.00          0.90         (12.26)   (12.26)
 2006                  18.07   18.07           7,955       143,707     2.34          0.90          (2.25)    (2.25)
 2005                  18.48   18.48          17,318       320,062     ----          0.90          (7.87)    (7.87)
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Short Small-Cap
 2008                  17.72   17.72            ----          ----     3.89          0.90          45.43     45.43
 2007                  15.18   15.18          20,065       304,673     0.63          0.90           2.33      2.33
 2006                  14.57   14.57           5,273        76,802     0.27          0.90          (7.38)    (7.38)
 2005                  16.62   16.62            ----          ----     ----          0.90          (2.33)    (2.33)
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Short Dow
 2008                  31.84   31.84            ----          ----     ----          0.90          31.46     31.46
 2007                  27.36   27.36              93         2,537     5.37          0.90          (5.53)    (5.53)
 2006                  28.06   28.06             219         6,133     ----          0.90          (6.46)    (6.46)
 2005                   ----    ----            ----          ----     ----          ----           ----      ----
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 UltraMid
 2008                  14.05   14.05           1,689        23,729     0.75          0.90         (67.77)   (67.77)
 2007                  43.60   43.60             141         6,154     0.82          0.90           5.02      5.02
 2006                  41.51   41.51              44         1,820     ----          0.90           9.65      9.65
 2005                  37.86   37.86             154         5,820     ----          0.90           3.53      3.53
 2004                   ----    ----            ----          ----     ----          ----           ----      ----


                                     FS-73

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units          ($)         Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                      Min      Max                                                                Min       Max

 ProFunds, continued:
 UltraOTC
 2008                   7.29    7.29          25,438       185,410     ----          0.90         (92.71)   (92.71)
 2007                  55.64   55.64          13,543       753,499     ----          0.90          27.33     27.33
 2006                  43.70   43.70           2,034        88,859     ----          0.90          (8.40)    (8.40)
 2005                   2.96    2.96         110,287       325,978     ----          0.90           8.04      8.04
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 UltraSmall
 2008                  11.03   11.03           8,165        90,069     0.51          0.90         (66.49)   (66.49)
 2007                  32.92   32.92           7,657       252,043     1.91          0.90         (13.96)   (13.96)
 2006                  38.26   38.26           1,278        48,879     0.01          0.90          24.88     24.88
 2005                  30.63   30.63             658        20,144     ----          0.90          (3.32)    (3.32)
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 UltraBull
 2008                   8.12    8.12          11,026        89,542     0.40          0.90         (67.69)   (67.69)
 2007                  25.13   25.13          71,811     1,804,875     0.84          0.90          (0.05)    (0.05)
 2006                  25.15   25.15           5,976       150,289     0.09          0.90          21.96     21.96
 2005                  20.62   20.62              98         2,015     ----          0.90           4.91      4.91
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 U.S. Gov. Plus
 2008                  50.16   50.16             933        46,792     1.84          0.90          48.39     48.39
 2007                  33.80   33.80          28,719       970,789     3.52          0.90           9.12      9.12
 2006                  30.98   30.98           4,786       148,265     3.32          0.90          (5.40)    (5.40)
 2005                  32.74   32.74           8,112       265,628     0.75          0.90          (4.30)    (4.30)
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Opportunity
 2008                  10.87   10.87            ----          ----     ----          0.90         (26.74)   (26.74)
 2007                  18.48   18.48             965        17,835     ----          0.90          (5.32)    (5.32)
 2006                  20.85   20.85           8,742       182,253     0.01          0.90           9.17      9.17
 2005                  19.10   19.10         113,830     2,173,863     ----          0.90          (2.11)    (2.11)
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Oil & Gas
 2008                  46.97   46.97           5,038       236,619     ----          0.90         (37.51)   (37.51)
 2007                  75.16   75.16           5,476       411,581     ----          0.90          31.28     31.28
 2006                  57.25   57.25           7,065       404,459     ----          0.90          19.55     19.55
 2005                  47.89   47.89             646        30,917     ----          0.90           4.44      4.44
 2004                   ----    ----            ----          ----     ----          ----           ----      ----


                                     FS-74

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units          ($)         Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                      Min      Max                                                                Min       Max

 ProFunds, continued:
 Precious Metals
 2008                  36.43   36.43          13,938       507,796     4.41          0.90         (31.38)   (31.38)
 2007                  53.09   53.09          30,790     1,634,741     3.07          0.90          21.36     21.36
 2006                  43.75   43.75          10,039       439,196     0.86          0.90           6.40      6.40
 2005                  41.12   41.12             695        28,565     ----          0.90          15.20     15.20
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Real Estate
 2008                  32.50   32.50             236         7,684     ----          0.90         (41.78)   (41.78)
 2007                  55.84   55.84           3,043       169,922     0.65          0.90         (20.34)   (20.34)
 2006                  70.09   70.09           5,846       409,720     0.97          0.90          31.30     31.30
 2005                  53.38   53.38              31         1,659     0.09          0.90           0.50      0.50
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 High Yield
 2008                  27.05   27.05             783        21,177     4.80          0.90          (6.46)    (6.46)
 2007                  28.92   28.92             851        24,615    10.59          0.90          (1.32)    (1.32)
 2006                  31.74   31.74           1,284        40,766     5.57          0.90           5.31      5.31
 2005                  30.94   30.94            ----          ----     ----          0.90          (0.89)    (0.89)
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Money Market
 2008                   1.06    1.06       9,449,745    10,056,327     0.86          0.90          (0.07)    (0.07)
 2007                   1.06    1.06      10,708,522    11,403,574     3.71          0.90           2.84      2.84
 2006                   1.04    1.04      15,408,022    15,955,576     3.67          0.90           2.78      2.78
 2005                   1.01    1.01       4,935,612     4,972,582     1.31          0.90           0.75      0.75
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Pimco:
 Commodity
 2008                   8.17    8.17         659,659     5,390,685     4.51          0.55         (44.10)   (44.10)
 2007                  14.62   14.62         610,037     8,917,987     4.61          0.55          22.56     22.56
 2006                  11.93   11.93         562,938     6,714,594     7.34          0.55          (3.63)    (3.63)
 2005                  12.38   12.38           2,221        27,483     1.14          0.55          (3.16)    (3.16)
 2004                   ----    ----            ----          ----     ----          ----           ----      ----


                                     FS-75

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units          ($)         Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                      Min      Max                                                                Min       Max

 American Century:
 Mid Cap
 2008                   9.74    9.75          48,225       469,946     ----           0.55         (24.87)   (23.43)
 2007                   ----    ----            ----          ----     ----           ----           ----      ----
 2006                   ----    ----            ----          ----     ----           ----           ----      ----
 2005                   ----    ----            ----          ----     ----           ----           ----      ----
 2004                   ----    ----            ----          ----     ----           ----           ----      ----

 International
 2008                   5.92    5.94          73,397       434,426     ----           0.55         (43.47)    (4.44)
 2007                   ----    ----            ----          ----     ----           ----           ----      ----
 2006                   ----    ----            ----          ----     ----           ----           ----      ----
 2005                   ----    ----            ----          ----     ----           ----           ----      ----
 2004                   ----    ----            ----          ----     ----           ----           ----      ----

 Franklin Templeton:
 Global Inc.
 2008                  17.69   17.70         120,046     2,123,955     1.11           0.55           0.64      0.90
 2007                   ----    ----            ----          ----     ----           ----           ----      ----
 2006                   ----    ----            ----          ----     ----           ----           ----      ----
 2005                   ----    ----            ----          ----     ----           ----           ----      ----
 2004                   ----    ----            ----          ----     ----           ----           ----      ----


 MFS:
 Utilities IC
 2008                  18.17   18.18          10,150       184,480     ----           0.55         (38.64)   (36.66)
 2007                   ----    ----            ----          ----     ----           ----           ----      ----
 2006                   ----    ----            ----          ----     ----           ----           ----      ----
 2005                   ----    ----            ----          ----     ----           ----           ----      ----
 2004                   ----    ----            ----          ----     ----           ----           ----      ----

 Research
 2008                   8.86    8.87           6,058        53,725     ----           0.55         (42.51)   (41.44)
 2007                   ----    ----            ----          ----     ----           ----           ----      ----
 2006                   ----    ----            ----          ----     ----           ----           ----      ----
 2005                   ----    ----            ----          ----     ----           ----           ----      ----
 2004                   ----    ----            ----          ----     ----           ----           ----      ----


                                     FS-76

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units          ($)         Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                      Min      Max                                                                Min       Max

 Summit:
 Natural Res
 2008                  36.36   36.37           9,276       337,322     0.14          0.55         (47.80)   (47.64)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Zenith
 2008                  49.81   49.81           2,087       103,930     0.52          0.55           2.82      2.82
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 S&P 500
 2008                  59.40   59.40           2,916       173,197     1.70          0.55           2.79      2.79
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 T. Rowe:
 Blue Chip
 2008                   6.77    6.77         486,961     3,294,309     0.20          0.55         (40.28)   (39.16)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 Morgan Stanley:
 Emerging Markets
 2008                  10.49   10.49          88,926       932,732     ----          0.55         (54.10)   (54.05)
 2007                   ----    ----            ----          ----     ----          ----           ----      ----
 2006                   ----    ----            ----          ----     ----          ----           ----      ----
 2005                   ----    ----            ----          ----     ----          ----           ----      ----
 2004                   ----    ----            ----          ----     ----          ----           ----      ----

 6.  CHANGES IN UNITS OUTSTANDING
     The change in units outstanding for the periods ended December 31, were as follows:

                                                      2008                   2007
                                              ---------------------   --------------------
     Calvert:
     Balanced
     --------
     Units issued                                       346,714                 476,451
     Units redeemed                                    (342,655)               (472,734)
                                              ---------------------   --------------------
     Net increase(decrease)                               4,059                   3,717
                                              =====================   ====================
     International Equity
     --------------------
     Units issued                                        34,012                  84,873
     Units redeemed                                     (35,893)                (83,602)
                                              ---------------------   --------------------
     Net increase(decrease)                              (1,881)                  1,271
                                              =====================   ====================
     Mid Cap
     -------
     Units issued                                         2,619                  21,673
     Units redeemed                                      (7,815)                 (9,047)
                                              ---------------------   --------------------
     Net increase(decrease)                              (5,196)                 12,626
                                              =====================   ====================
     Social Equity
     -------------
     Units issued                                         6,958                  16,594
     Units redeemed                                      (9,145)                 (6,900)
                                              ---------------------   --------------------
     Net increase(decrease)                              (2,187)                  9,694
                                              =====================   ====================
     Ameritas:
     MidCap
     ------
     Units issued                                        12,798                  23,026
     Units redeemed                                     (17,698)                (10,822)
                                              ---------------------   --------------------
     Net increase(decrease)                              (4,900)                 12,204
                                              =====================   ====================
     Small Cap
     ---------
     Units issued                                        36,038                  10,430
     Units redeemed                                     (13,383)                 (7,568)
                                              ---------------------   --------------------
     Net increase(decrease)                              22,655                   2,862
                                              =====================   ====================
     Core Strategies
     ---------------
     Units issued                                       173,493                    ----
     Units redeemed                                    (103,196)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                              70,297                    ----
                                              =====================   ====================


                                     FS-78

 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2008                   2007
                                              ---------------------   --------------------
     Scudder:
     Small Cap
     ---------
     Units issued                                        12,502                  24,146
     Units redeemed                                     (62,279)                (35,939)
                                              ---------------------   --------------------
     Net increase(decrease)                             (49,777)                (11,793)
                                              =====================   ====================
     Small Mid Value
     ---------------
     Units issued                                       261,688                    ----
     Units redeemed                                    (142,489)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                             119,199                    ----
                                              =====================   ====================
     Thematic
     --------
     Units issued                                        34,830                    ----
     Units redeemed                                     (17,078)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                              17,752                    ----
                                              =====================   ====================
     Health Care
     -----------
     Units issued                                        65,482                    ----
     Units redeemed                                     (44,736)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                              20,746                    ----
                                              =====================   ====================
     Fidelity:
     Overseas IC
     -----------
     Units issued                                       154,112                 138,531
     Units redeemed                                    (170,084)               (110,264)
                                              ---------------------   --------------------
     Net increase(decrease)                             (15,972)                 28,267
                                              =====================   ====================
     Inv. Grade Bond IC
     ------------------
     Units issued                                       737,819                 320,278
     Units redeemed                                    (584,718)               (203,058)
                                              ---------------------   --------------------
     Net increase(decrease)                             153,101                 117,220
                                              =====================   ====================
     Equity Income IC
     ----------------
     Units issued                                        20,123                  50,380
     Units redeemed                                     (34,872)                (57,198)
                                              ---------------------   --------------------
     Net increase(decrease)                             (14,749)                 (6,818)
                                              =====================   ====================
     Growth IC
     ---------
     Units issued                                        75,481                  51,859
     Units redeemed                                     (78,431)                (30,500)
                                              ---------------------   --------------------
     Net increase(decrease)                              (2,950)                 21,359
                                              =====================   ====================
     High Income IC
     --------------
     Units issued                                       312,622                 158,925
     Units redeemed                                    (192,018)               (128,586)
                                              ---------------------   --------------------
     Net increase(decrease)                             120,604                  30,339
                                              =====================   ====================


                                     FS-79

 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2008                   2007
                                              ---------------------   --------------------
     Fidelity, continued:
     High Income SC
     --------------
     Units issued                                       382,316                 608,471
     Units redeemed                                    (520,821)               (802,192)
                                              ---------------------   --------------------
     Net increase(decrease)                            (138,505)               (193,721)
                                              =====================   ====================
     Contrafund IC
     -------------
     Units issued                                       399,884                 286,324
     Units redeemed                                    (367,994)               (239,035)
                                              ---------------------   --------------------
     Net increase(decrease)                              31,890                  47,289
                                              =====================   ====================
     Contrafund SC
     -------------
     Units issued                                       337,134                 293,939
     Units redeemed                                    (324,709)               (447,645)
                                              ---------------------   --------------------
     Net increase(decrease)                              12,425                (153,706)
                                              =====================   ====================
     Mid Cap IC
     ----------
     Units issued                                       114,164                  63,997
     Units redeemed                                     (94,323)                (46,142)
                                              ---------------------   --------------------
     Net increase(decrease)                              19,841                  17,855
                                              =====================   ====================
     Mid Cap SC
     ----------
     Units issued                                        15,221                  28,381
     Units redeemed                                     (22,600)                (44,267)
                                              ---------------------   --------------------
     Net increase(decrease)                              (7,379)                (15,886)
                                              =====================   ====================
     Strategic
     ---------
     Units issued                                        47,881                    ----
     Units redeemed                                      (7,627)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                              40,254                    ----
                                              =====================   ====================
     AIM:
     Financial
     ---------
     Units issued                                        16,959                  14,290
     Units redeemed                                     (13,825)                (18,031)
                                              ---------------------   --------------------
     Net increase(decrease)                               3,134                  (3,741)
                                              =====================   ====================
     Health
     ------
     Units issued                                         3,202                   8,343
     Units redeemed                                      (3,200)                 (9,226)
                                              ---------------------   --------------------
     Net increase(decrease)                                   2                    (883)
                                              =====================   ====================
     Technology
     ----------
     Units issued                                         5,373                  12,125
     Units redeemed                                      (7,323)                (14,613)
                                              ---------------------   --------------------
     Net increase(decrease)                              (1,950)                 (2,488)
                                              =====================   ====================


                                     FS-80

 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2008                   2007
                                              ---------------------   --------------------
     AIM, continued:
     Intl. Growth
     ------------
     Units issued                                        13,707                    ----
     Units redeemed                                      (4,917)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                               8,790                    ----
                                              =====================   ====================
     Leisure
     -------
     Units issued                                         1,264                    ----
     Units redeemed                                         (13)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                               1,251                    ----
                                              =====================   ====================
     Janus:
     Growth
     ------
     Units issued                                          ----                    ----
     Units redeemed                                      (1,188)                   (809)
                                              ---------------------   --------------------
     Net increase(decrease)                              (1,188)                   (809)
                                              =====================   ====================
     Neuberger Berman:
     Balanced
     --------
     Units issued                                           538                   1,980
     Units redeemed                                      (2,100)                 (3,074)
                                              ---------------------   --------------------
     Net increase(decrease)                              (1,562)                 (1,094)
                                              =====================   ====================
     Growth
     ------
     Units issued                                         1,431                  15,408
     Units redeemed                                      (4,218)                (12,709)
                                              ---------------------   --------------------
     Net increase(decrease)                              (2,787)                  2,699
                                              =====================   ====================
     Bond
     ----
     Units issued                                         1,493                   3,786
     Units redeemed                                      (2,868)                 (4,654)
                                              ---------------------   --------------------
     Net increase(decrease)                              (1,375)                   (868)
                                              =====================   ====================
     Partners
     --------
     Units issued                                        89,632                   6,259
     Units redeemed                                     (52,494)                (13,204)
                                              ---------------------   --------------------
     Net increase(decrease)                              37,138                  (6,945)
                                              =====================   ====================
     Regency
     -------
     Units issued                                         3,153                    ----
     Units redeemed                                        (885)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                               2,268                    ----
                                              =====================   ====================
     Rydex:
     Nova
     ----
     Units issued                                        533,642                 684,153
     Units redeemed                                     (486,573)             (1,001,312)
                                              ---------------------   --------------------
     Net increase(decrease)                               47,069                (317,159)
                                              =====================   ====================


                                     FS-81

 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2008                   2007
                                              ---------------------   --------------------
     Rydex, continued:
     NASDAQ
     ------
     Units issued                                        290,458                 197,079
     Units redeemed                                     (314,651)               (430,379)
                                              ---------------------   --------------------
     Net increase(decrease)                              (24,193)               (233,300)
                                              =====================   ====================
     Precious Metals
     ---------------
     Units issued                                      1,030,824                 949,861
     Units redeemed                                     (924,461)               (912,926)
                                              ---------------------   --------------------
     Net increase(decrease)                              106,363                  36,935
                                              =====================   ====================
     Inv. S&P 500
     ------------
     Units issued                                      2,075,034               1,024,009
     Units redeemed                                   (2,073,204)               (945,393)
                                              ---------------------   --------------------
     Net increase(decrease)                                1,830                  78,616
                                              =====================   ====================
     Gov. Long Bond
     --------------
     Units issued                                        131,810                 121,953
     Units redeemed                                     (154,922)                (92,452)
                                              ---------------------   --------------------
     Net increase(decrease)                              (23,112)                 29,501
                                              =====================   ====================
     Inverse NASDAQ
     --------------
     Units issued                                         50,161                  42,055
     Units redeemed                                      (39,937)                (39,758)
                                              ---------------------   --------------------
     Net increase(decrease)                               10,224                   2,297
                                              =====================   ====================
     Inv. Long Bond
     --------------
     Units issued                                         41,203                  17,624
     Units redeemed                                      (41,430)                (21,110)
                                              ---------------------   --------------------
     Net increase(decrease)                                 (227)                 (3,486)
                                              =====================   ====================
     Russell
     -------
     Units issued                                         23,352                  14,697
     Units redeemed                                      (15,927)                (18,644)
                                              ---------------------   --------------------
     Net increase(decrease)                                7,425                  (3,947)
                                              =====================   ====================
     Sector Rotation
     ---------------
     Units issued                                         93,405                  94,125
     Units redeemed                                     (109,631)                (71,248)
                                              ---------------------   --------------------
     Net increase(decrease)                              (16,226)                 22,877
                                              =====================   ====================
     Third Avenue:
     Value
     -----
     Units issued                                        521,895                 545,113
     Units redeemed                                     (509,492)               (453,983)
                                              ---------------------   --------------------
     Net increase(decrease)                               12,403                  91,130
                                              =====================   ====================


                                     FS-82

 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2008                   2007
                                              ---------------------   --------------------
     Vanguard:
     Money Market
     ------------
     Units issued                                     88,584,442              88,957,088
     Units redeemed                                  (88,685,846)            (83,620,948)
                                              ---------------------   --------------------
     Net increase(decrease)                             (101,404)              5,336,140
                                              =====================   ====================
     Equity Index
     ------------
     Units issued                                        539,917                 685,459
     Units redeemed                                     (663,016)               (554,073)
                                              ---------------------   --------------------
     Net increase(decrease)                             (123,099)                131,386
                                              =====================   ====================
     Total Bond
     ----------
     Units issued                                      1,865,969               1,544,400
     Units redeemed                                   (1,856,553)               (953,113)
                                              ---------------------   --------------------
     Net increase(decrease)                                9,416                 591,287
                                              =====================   ====================
     REIT Index
     ----------
     Units issued                                        406,263                 248,215
     Units redeemed                                     (365,600)               (370,413)
                                              ---------------------   --------------------
     Net increase(decrease)                               40,663                (122,198)
                                              =====================   ====================
     Mid-Cap
     -------
     Units issued                                        213,315                 245,962
     Units redeemed                                     (258,745)               (210,427)
                                              ---------------------   --------------------
     Net increase(decrease)                              (45,430)                 35,535
                                              =====================   ====================
     Stock Market Index
     ------------------
     Units issued                                        122,393                 128,989
     Units redeemed                                      (99,238)                (89,886)
                                              ---------------------   --------------------
     Net increase(decrease)                               23,155                  39,103
                                              =====================   ====================
     Equity Income
     -------------
     Units issued                                        448,679                 547,240
     Units redeemed                                     (413,159)               (475,958)
                                              ---------------------   --------------------
     Net increase(decrease)                               35,520                  71,282
                                              =====================   ====================
     Growth
     ------
     Units issued                                        248,001                 383,974
     Units redeemed                                     (401,395)               (347,023)
                                              ---------------------   --------------------
     Net increase(decrease)                             (153,394)                 36,951
                                              =====================   ====================
     High Yield Bond
     ---------------
     Units issued                                        718,724                 420,683
     Units redeemed                                    ( 742,334)               (388,748)
                                              ---------------------   --------------------
     Net increase(decrease)                              (23,610)                 31,935
                                              =====================   ====================


                                     FS-83

 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2008                   2007
                                              ---------------------   --------------------
     Vanguard, continued:
     Balanced
     --------
     Units issued                                       191,896                 149,969
     Units redeemed                                    (198,553)               (152,882)
                                              ---------------------   --------------------
     Net increase(decrease)                              (6,657)                 (2,913)
                                              =====================   ====================
     International
     -------------
     Units issued                                     1,047,662                 861,315
     Units redeemed                                  (1,165,211)               (676,140)
                                              ---------------------   --------------------
     Net increase(decrease)                            (117,549)                185,175
                                              =====================   ====================
     Diversified
     -----------
     Units issued                                     1,527,065               1,324,123
     Units redeemed                                  (1,385,688)             (1,066,808)
                                              ---------------------   --------------------
     Net increase(decrease)                             141,377                 257,315
                                              =====================   ====================
     Small Company Growth
     --------------------
     Units issued                                       438,657                 311,314
     Units redeemed                                    (426,436)               (299,634)
                                              ---------------------   --------------------
     Net increase(decrease)                              12,221                  11,680
                                              =====================   ====================
     Wells Fargo:
     Discovery
     ---------
     Units issued                                         6,772                  12,161
     Units redeemed                                      (5,207)                (13,484)
                                              ---------------------   --------------------
     Net increase(decrease)                               1,565                  (1,323)
                                              =====================   ====================
     Opportunity
     -----------
     Units issued                                           402                   1,452
     Units redeemed                                      (3,116)                   (675)
                                              ---------------------   --------------------
     Net increase(decrease)                              (2,714)                    777
                                              =====================   ====================
     ProFunds:
     Bull
     ----
     Units issued                                       303,275                  38,020
     Units redeemed                                    (266,141)                (62,385)
                                              ---------------------   --------------------
     Net increase(decrease)                              37,134                 (24,365)
                                              =====================   ====================
     Europe
     ------
     Units issued                                        41,929                 100,348
     Units redeemed                                     (74,167)                (97,280)
                                              ---------------------   --------------------
     Net increase(decrease)                             (32,238)                  3,068
                                              =====================   ====================


                                     FS-84

 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2008                   2007
                                              ---------------------   --------------------
     ProFunds, continued:
     Mid-Cap
     -------
     Units issued                                         8,859                  37,897
     Units redeemed                                      (7,077)                (43,536)
                                              ---------------------   --------------------
     Net increase(decrease)                               1,782                  (5,639)
                                              =====================   ====================
     NASDAQ-100
     ----------
     Units issued                                       228,449                  69,104
     Units redeemed                                    (243,315)               (115,955)
                                              ---------------------   --------------------
     Net increase(decrease)                             (14,866)                (46,851)
                                              =====================   ====================
     Small-Cap
     ---------
     Units issued                                       113,027                 121,630
     Units redeemed                                    (112,942)               (129,659)
                                              ---------------------   --------------------
     Net increase(decrease)                                  85                  (8,029)
                                              =====================   ====================
     Small-Cap Value
     ---------------
     Units issued                                         1,160                  19,816
     Units redeemed                                      (1,323)                (21,365)
                                              ---------------------   --------------------
     Net increase(decrease)                                (163)                 (1,549)
                                              =====================   ====================
     Classic Dow
     -----------
     Units issued                                       447,871               2,242,078
     Units redeemed                                    (454,028)             (2,254,683)
                                              ---------------------   --------------------
     Net increase(decrease)                              (6,157)                (12,605)
                                              =====================   ====================
     Bear
     ----
     Units issued                                       818,484                 339,075
     Units redeemed                                    (816,415)               (344,175)
                                              ---------------------   --------------------
     Net increase(decrease)                               2,069                  (5,100)
                                              =====================   ====================
     Short NASDAQ
     ------------
     Units issued                                       908,602               5,087,139
     Units redeemed                                    (898,747)             (5,084,677)
                                              ---------------------   --------------------
     Net increase(decrease)                               9,855                   2,462
                                              =====================   ====================
     Short Small-Cap
     ---------------
     Units issued                                       826,043               1,147,981
     Units redeemed                                    (846,108)             (1,133,189)
                                              ---------------------   --------------------
     Net increase(decrease)                             (20,065)                 14,792
                                              =====================   ====================
     Short Dow
     ---------
     Units issued                                       315,320                 283,269
     Units redeemed                                    (315,413)               (283,395)
                                              ---------------------   --------------------
     Net increase(decrease)                                 (93)                   (126)
                                              =====================   ====================


                                     FS-85

 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2008                   2007
                                              ---------------------   --------------------
     ProFunds, continued:
     UltraMid
     --------
     Units issued                                       317,312                 754,137
     Units redeemed                                    (315,764)               (754,040)
                                              ---------------------   --------------------
     Net increase(decrease)                               1,548                      97
                                              =====================   ====================
     UltraOTC
     --------
     Units issued                                       876,804               2,906,994
     Units redeemed                                    (864,909)             (2,895,485)
                                              ---------------------   --------------------
     Net increase(decrease)                              11,895                  11,509
                                              =====================   ====================
     UltraSmall
     ----------
     Units issued                                       564,608               1,925,775
     Units redeemed                                    (564,100)             (1,919,396)
                                              ---------------------   --------------------
     Net increase(decrease)                                 508                   6,379
                                              =====================   ====================
     UltraBull
     ---------
     Units issued                                       981,507               3,045,224
     Units redeemed                                  (1,042,292)             (2,979,389)
                                              ---------------------   --------------------
     Net increase(decrease)                             (60,785)                 65,835
                                              =====================   ====================
     U.S. Gov. Plus
     --------------
     Units issued                                       395,859                 202,273
     Units redeemed                                    (423,645)               (178,340)
                                              ---------------------   --------------------
     Net increase(decrease)                             (27,786)                 23,933
                                              =====================   ====================
     Opportunity
     -----------
     Units issued                                     1,161,732                 735,015
     Units redeemed                                  (1,162,697)               (742,792)
                                              ---------------------   --------------------
     Net increase(decrease)                                (965)                 (7,777)
                                              =====================   ====================
     Oil & Gas
     ---------
     Units issued                                        32,285                  46,683
     Units redeemed                                     (32,723)                (48,272)
                                              ---------------------   --------------------
     Net increase(decrease)                                (438)                 (1,589)
                                              =====================   ====================
     Precious Metals
     ---------------
     Units issued                                       133,616                  60,545
     Units redeemed                                    (150,468)                (39,794)
                                              ---------------------   --------------------
     Net increase(decrease)                             (16,852)                 20,751
                                              =====================   ====================
     Real Estate
     -----------
     Units issued                                           581                  34,904
     Units redeemed                                      (3,388)                (37,707)
                                              ---------------------   --------------------
     Net increase(decrease)                              (2,807)                 (2,803)
                                              =====================   ====================

                                     FS-86



 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2008                   2007
                                              ---------------------   --------------------
     ProFunds, continued:
     High Yield
     ----------
     Units issued                                         9,989                  12,105
     Units redeemed                                     (10,057)                (12,538)
                                              ---------------------   --------------------
     Net increase(decrease)                                 (68)                   (433)
                                              =====================   ====================
     Money Market
     ------------
     Units issued                                   382,081,443             869,122,128
     Units redeemed                                (383,340,220)           (873,821,628)
                                              ---------------------   --------------------
     Net increase(decrease)                          (1,258,777)             (4,699,500)
                                              =====================   ====================
     Pimco:
     Commodity
     ---------
     Units issued                                       380,935                 184,523
     Units redeemed                                    (331,313)               (137,424)
                                              ---------------------   --------------------
     Net increase(decrease)                              49,622                  47,099
                                              =====================   ====================
     American Century
     Mid Cap
     -------
     Units issued                                       107,137                    ----
     Units redeemed                                     (58,912)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                              48,225                    ----
                                              =====================   ====================
     International
     -------------
     Units issued                                       143,348                    ----
     Units redeemed                                     (69,951)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                              73,397                    ----
                                               =====================   ====================
     Franklin Templeton
     Global Inc.
     -----------
     Units issued                                       229,987                    ----
     Units redeemed                                    (109,941)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                             120,046                    ----
                                              =====================   ====================
     MFS
     Utilities IC
     ------------
     Units issued                                        21,981                    ----
     Units redeemed                                     (11,831)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                              10,150                    ----
                                              =====================   ====================
     Research
     --------
     Units issued                                         7,030                    ----
     Units redeemed                                        (972)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                               6,058                    ----
                                              =====================   ====================

                                     FS-87

 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2008                   2007
                                              ---------------------   --------------------
     Summit
     Natural Res
     -----------
     Units issued                                        21,455                    ----
     Units redeemed                                     (12,179)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                               9,276                    ----
                                              =====================   ====================
     Zenith
     ------
     Units issued                                         3,106                    ----
     Units redeemed                                      (1,019)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                               2,087                    ----
                                              =====================   ====================
     S&P 500
     -------
     Units issued                                         2,916                    ----
     Units redeemed                                        ----                    ----
                                              ---------------------   --------------------
     Net increase(decrease)                               2,916                    ----
                                              =====================   ====================
     T. Rowe
     Blue Chip
     ---------
     Units issued                                       992,309                    ----
     Units redeemed                                    (505,348)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                             486,961                    ----
                                              =====================   ====================
     Morgan Stanley
     Emerging Markets
     ----------------
     Units issued                                       179,593                    ----
     Units redeemed                                     (90,667)                   ----
                                              ---------------------   --------------------
     Net increase(decrease)                              88,926                    ----
                                              =====================   ====================

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2008 and 2007, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements give retroactive effect to the merger of the Company and LifeRe Insurance Company, which has been accounted for as a statutory merger as described in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 21.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 17, 2009

                          AMERITAS LIFE INSURANCE CORP.
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                       LIABILITIES AND CAPITAL AND SURPLUS
                                 (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                                ADMITTED ASSETS                                      2008               2007
                                                                              --------------------------------------

     Bonds - unaffiliated                                                      $     1,611,483    $     1,620,657
     Preferred stocks   - unaffiliated                                                  24,943             31,921
                        - affiliated                                                    15,000             17,500
     Common stocks      - unaffiliated                                                 147,855            207,390
                        - affiliated                                                    48,909             71,667
     Mortgage loans                                                                    386,556            370,356
     Real estate  - properties occupied by the company                                  27,366             28,417
                  - properties held for the production of income                        36,396             37,446
     Cash and cash equivalents                                                         (10,572)           (10,358)
     Short-term investments                                                             52,541             25,137
     Loans on insurance contracts                                                      108,471            105,747
     Partnerships and limited liability companies - real estate                         24,396             26,243
     Partnerships  - joint ventures                                                     68,521             76,401
     Other investments  - unaffiliated                                                   1,796              3,455
                        - affiliated (Note 5)                                           25,000                  -
     Receivable for securities                                                           9,986              8,066
                                                                              --------------------------------------

                   Total Cash and Invested Assets                                    2,578,647          2,620,045
                                                                              --------------------------------------

     Accrued investment income                                                          24,518             24,058
     Deferred and uncollected premiums                                                  20,980             20,562
     Current federal income taxes receivable - affiliates                               25,209              9,377
     Deferred tax asset                                                                 18,574             15,763
     Accounts receivable - affiliates                                                    3,001              1,046
     Data processing and other admitted assets                                          10,063              8,179
     Goodwill                                                                            3,508              4,587
     Separate accounts                                                               2,457,887          3,694,975
                                                                              --------------------------------------

                       Total Admitted Assets                                   $     5,142,387    $     6,398,592
                                                                              ======================================


The accompanying notes are an integral part of these statutory financial statements.

                                       2

                          AMERITAS LIFE INSURANCE CORP.
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                       LIABILITIES AND CAPITAL AND SURPLUS
                        (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                      LIABILITIES AND CAPITAL AND SURPLUS                           2008                2007
                                                                              ------------------ -------------------

 Policy reserves                                                               $     1,700,868    $     1,582,907
 Deposit-type funds                                                                    197,433            109,239
 Reserves for unpaid claims                                                             39,454             35,869
 Dividends payable to policyowners                                                      10,027             10,171
 Interest maintenance reserve                                                                -              2,323
 Accrued separate account transfers                                                    (63,292)           (87,191)
 Asset valuation reserve                                                                 4,995             68,603
 Accounts payable - affiliates                                                           2,459              2,179
 Borrowed money - affiliates                                                             7,491             17,479
 Payable for securities                                                                  9,639              5,375
 Other liabilities                                                                      64,801             78,543
 Separate accounts                                                                   2,457,887          3,694,975
                                                                              ------------------ -------------------

                   Total Liabilities                                                 4,431,762          5,520,472
                                                                              ------------------ -------------------

 Common stock, par value $0.10 per share; 25,000,000 shares authorized,
   issued and outstanding                                                                2,500              2,500
 Additional paid-in capital                                                              5,000              5,000
 Unassigned surplus                                                                    703,125            870,620
                                                                              ------------------ -------------------

                   Total Capital and Surplus                                           710,625            878,120
                                                                              ------------------ -------------------
                       Total Liabilities and Capital and Surplus               $     5,142,387    $     6,398,592
                                                                              ================== ===================

The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF OPERATIONS
                                                   (in thousands)

                                                                           Years Ended December 31
                                                          ----------------------------------------------------------
                                                                 2008               2007                2006
                                                          ------------------- ------------------ -------------------
 INCOME
 Premium income                                            $     1,299,308     $     1,089,253    $     1,155,447
 Net investment income                                             139,432             137,849            134,162
 Miscellaneous income                                               49,794              53,068             50,089
                                                          ------------------- ------------------ -------------------
                   Total income                                  1,488,534           1,280,170          1,339,698
                                                          ------------------- ------------------ -------------------


 EXPENSES
 Benefits to policyowners                                        1,043,267             922,363            922,421
 Change in policy reserves                                         114,019              14,114            (58,437)
 Commissions                                                        57,127              60,584             66,725
 General insurance expenses                                        138,710             145,612            123,980
 Taxes, licenses and fees                                           17,239              18,521             15,912
 Net premium transferred to separate accounts                       89,831              32,454            180,736
                                                          ------------------- ------------------ -------------------
                   Total expenses                                1,460,193           1,193,648          1,251,337
                                                          ------------------- ------------------ -------------------
 Income before dividends, federal income taxes,
    and realized capital gains (losses)                             28,341              86,522             88,361

 Dividends appropriated for policyowners                             9,995              10,157             10,202
                                                          ------------------- ------------------ -------------------
 Income before federal income taxes and                             18,346              76,365             78,159
    realized capital gains (losses)

 Federal income tax expense                                         17,530              21,386             23,805
                                                          ------------------- ------------------ -------------------
 Income from operations before realized capital                        816              54,979             54,354
    gains (losses)

 Realized capital gain (losses) on investments, net of
 tax (benefit) expense of ($28,627), $13,432 and
 $12,671 and transfers to(from) the interest maintenance
 reserve of ($5,702), $45 and ($54) in 2008, 2007 and
 2006, respectively                                                (72,798)             22,216             18,107
                                                          ------------------- ------------------ -------------------

 Net income (loss)                                         $       (71,982)    $        77,195    $        72,461
                                                          =================== ================== ===================

The accompanying notes are an integral part of these statutory financial statements.

                          AMERITAS LIFE INSURANCE CORP.
             STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (in thousands)

                                                                          Common Stock      Additional
                                                                     ---------------------    Paid-in      Unassigned     Total
                                                                      Shares      Amount      Capital        Surplus     Surplus
                                                                     ---------- ---------- ------------- ------------- ------------
BALANCE, January 1, 2006                                               25,000   $  2,500   $     5,000   $   759,758   $  767,258
     Net income                                                             -          -             -        72,461       72,461
     Change in net unrealized gains on investments, net of taxes            -          -             -       (22,543)     (22,543)
     Change in net deferred income taxes                                    -          -             -         2,136        2,136
     Change in non-admitted assets                                          -          -             -           549          549
     Change in liability for reinsurance in unauthorized companies                                                 3            3
     Cumulative effect of change in accounting principle                    -          -             -          (676)        (676)
     Change in asset valuation reserve                                      -          -             -         7,363        7,363
     Dividend paid to stockholder - LifeRe Corp. (Note 8)                   -          -             -          (500)        (500)
                                                                     ---------- ---------- ------------- ------------- ------------

BALANCE, December 31, 2006                                             25,000   $  2,500   $     5,000   $   818,551   $  826,051
     Net income                                                             -          -             -        77,195       77,195
     Change in net unrealized gains on investments, net of taxes            -          -             -       (15,015)     (15,015)
     Change in net deferred income taxes                                    -          -             -         4,115        4,115
     Change in non-admitted assets                                          -          -             -        (6,761)      (6,761)
     Change in liability for reinsurance in unauthorized companies          -          -             -           (26)         (26)
     Correction of error (Note 22)                                          -          -             -        (1,292)      (1,292)
     Change in asset valuation reserve                                      -          -             -        (6,147)      (6,147)
                                                                     ---------- ---------- ------------- ------------- ------------

BALANCE, December 31, 2007                                             25,000   $  2,500   $     5,000   $   870,620   $  878,120
     Net loss                                                               -          -             -       (71,982)     (71,982)
     Change in net unrealized gains on investments, net of taxes            -          -             -       (37,589)     (37,589)
     Change in net deferred income taxes                                    -          -             -        16,391       16,391
     Change in non-admitted assets                                          -          -             -       (49,095)     (49,095)
     Change in liability for reinsurance in unauthorized companies          -          -             -        (1,828)      (1,828)
     Dividend to stockholder - AHC (Note 8)                                                                  (87,000)     (87,000)
     Change in asset valuation reserve                                      -          -             -        63,608       63,608
                                                                     ---------- ---------- ------------- ------------- ------------

BALANCE, December 31, 2008                                             25,000   $  2,500   $     5,000   $   703,125   $  710,625
                                                                     ========== ========== ============= ============= ============

The accompanying notes are an integral part of these statutory financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                       STATUTORY STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                             Years Ended December 31
                                                               -----------------------------------------------------
                                                                     2008              2007             2006
                                                               -----------------------------------------------------
 OPERATING ACTIVITIES
 Premium collected net of reinsurance                           $     1,300,052   $     1,088,928  $     1,155,917
 Net investment income received                                         142,048           142,247          137,057
 Miscellaneous income                                                    65,750            67,591           61,097
 Benefits paid to policyowners                                       (1,037,835)         (917,732)        (919,504)
 Net transfers to separate accounts                                     (67,533)          (30,007)        (178,620)
 Commissions, expenses and taxes paid                                  (232,119)         (238,076)        (215,363)
 Dividends paid to policyowners                                         (10,222)          (10,233)         (10,393)
 Federal income taxes paid                                               (4,734)          (46,438)         (28,913)
                                                               -----------------------------------------------------
      Net cash from operating activities                                155,407            56,280            1,278
                                                               -----------------------------------------------------
 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                      435,961           576,114          455,598
 Cost of investments acquired                                          (530,336)         (655,860)        (476,883)
 Net change in loans on insurance contracts                              (2,997)           (4,021)          (1,265)
                                                               -----------------------------------------------------
      Net cash from investing activities                                (97,372)          (83,767)         (22,550)
                                                               -----------------------------------------------------
 FINANCING AND MISCELLANEOUS ACTIVITIES
 Payments on borrowed funds                                              (9,942)           (9,942)          (2,485)
 Change in deposit-type funds without life contingencies                 84,639            13,880            5,793
 Dividends to stockholders                                              (87,000)                -             (500)
 Other miscellaneous, net                                               (18,542)           (1,724)           4,879
                                                               -----------------------------------------------------
      Net cash from financing and miscellaneous activities              (30,845)            2,214            7,687
                                                               -----------------------------------------------------
 NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND
   SHORT-TERM INVESTMENTS                                                27,190           (25,273)         (13,585)

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS -
   BEGINNING OF YEAR                                                     14,779            40,052           53,637
                                                               -----------------------------------------------------
 CASH AND CASH EQUIVALENTS AND SHORT- TERM INVESTMENTS - END
   OF YEAR                                                      $        41,969   $        14,779  $        40,052
                                                               =====================================================

 Non-cash transactions:
   Note payable to affiliate on subsidiary stock redemption                   -                 -           29,825
   Mortgage loan foreclosed and transferred to real estate                    -                 -              595
   Mortgage loan from a real estate partnership basis
     adjustment due to refinance                                              -                 -            4,400
   Common stock adjustments on dissolution of affiliates                      -            10,855           45,987


The accompanying notes are an integral part of these statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
Nature of Operations
Ameritas Life Insurance Corp. (the Company), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of UNIFI Mutual Holding Company (UNIFI).

AHC owns three stock life insurance companies, the Company, Acacia Life Insurance Company (Acacia Life) and The Union Central Life Insurance Company
(UCL). AHC also wholly-owns Summit Investment Advisors, Inc. (SIA), an advisor providing investment management services.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

The Company owns 100% of First Ameritas Life Insurance Corp. of New York (FALIC), a New York domiciled life insurance subsidiary, and Pathmark Administrators Inc., a third-party administrator. Ameritas Investment Advisors, Inc. (AIA), an advisor providing investment management services, was wholly owned by the Company until July 1, 2007 when it was sold to AHC and renamed SIA. The Company owns 80% of Ameritas Investment Corp. (AIC), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA (formerly AmerUs Life Insurance Company).

Effective July 3, 2007, the Company purchased 100% of the outstanding common stock of LifeRe Corporation, a Texas domiciled holding company, which owned 100% of LifeRe Insurance Company, a Texas domiciled life, accident and health insurance company. On November 7, 2007, LifeRe Corporation was dissolved into the Company whereby the Company became a 100% owner of LifeRe Insurance Company. Effective October 1, 2008, the Company merged with LifeRe Insurance Company. See
Note 2 on Statutory Merger information.

Effective September 1, 2006, AMAL Corporation (AMAL) repurchased its outstanding shares of stock from Acacia Life and Acacia Financial Corporation (AFCO) and issued two notes payable. On this date, AMAL became a wholly owned subsidiary of the Company. Effective September 30, 2006 AMAL was dissolved into its parent, the Company. Prior to September 1, 2006, the Company owned 85.77% of AMAL, which wholly owned Ameritas Variable Life Insurance Company (AVLIC) (merged with the Company), The Advisors Group, Inc. (TAG), a former broker dealer (dissolved as of December 29, 2006), and a 66.41% interest in Ameritas Investment Corp. (AIC), a broker dealer. Acacia Life companies owned 14.23% of AMAL prior to September 1, 2006.

Acacia Life is an insurance company domiciled in the District of Columbia. Acacia Life is a 100% owner of AFCO, which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include:
Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and Acacia Realty Corporation, owner of real estate properties.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Nature of Operations, (continued)
UCL is an insurance company domiciled in the state of Ohio. UCL's wholly owned subsidiaries include Summit Investment Partners, Inc., an investment advisor
(SIP); Carillon Investments, Inc., (prior to June 30, 2006) a broker-dealer (now merged with AIC); PRBA, Inc., the holding company of a pension administration company; Summit Investment Partners, LLC, an investment advisor (liquidated as of July 1, 2007) and Union Central Mortgage Funding, Inc, a mortgage banking business.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost or fair value based on their NAIC rating, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

     (c) Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks are carried at amortized cost or fair value depending upon the characteristics of the security;

     (d) Subsidiaries are included as common stock carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement;

     (e) Investments in limited partnerships, limited liability companies and joint venture investments are accounted for on the GAAP equity method, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control;

     (f) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Basis of Presentation, (continued)

     (g) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

     (h) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

     (i) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

     (j) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (k) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (l) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset;

     (m) Comprehensive income and its components are not presented in the statutory financial statements; and

     (n) Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. However, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation.

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves, investment valuations, and income taxes.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Preferred stocks are stated at cost when the NAIC designation is RP3 and P3 or above and are stated at lower of cost or fair value when the NAIC designation is RP4 and P4 or lower.

Common stocks are generally carried at NAIC fair value, except for Federal Home Loan Bank (FHLB) of Topeka common stock which is carried at cost. The change in the stated value is generally recorded as a change in net unrealized losses on investments, a component of unassigned surplus.

The Company carries subsidiaries and affiliates as follows: FALIC at audited statutory equity; AFSB, AIC and affiliated mutual funds in which the Company has an interest of 10% or more at the Company's proportionate share of the audited GAAP equity; AIA as non-admitted unaudited GAAP equity (2006 only); and Pathmark at audited GAAP equity with statutory adjustments.

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the AVR.

Investments in real estate are stated at the lower of depreciated cost or fair value less encumbrances. The intent to sell a property exists when management has committed to a plan to dispose of the property by sale to an outside party.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

Investments in real estate partnerships, limited liability companies and joint ventures are carried based on the underlying GAAP equity of the investee with unrealized gains and losses reflected in unassigned surplus. Other than temporary impairments of $6,335, $1,078 and $670 were recorded as realized losses during 2008, 2007 and 2006, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Investments, (continued)

Other investments are primarily an affiliated surplus note, collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method.

In 2008, the Company began selling futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed minimum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. The Company does not receive cash on the initial sale of the contracts, but will receive or pay cash daily based on the movement of the underlying index.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral is recorded as an asset by the Company included in bonds on the statutory statements of admitted asset, liabilities, and capital and surplus and the book adjusted/carrying value of the collateral recorded at December 31, 2008 is $5,516.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in net unrealized gains on investments and totaled $129 for the year ended December 31, 2008. The total variation margin on closed contracts is reflected in net investment income and totaled $2,408 for the year ended December 31, 2008.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. No amount was excluded from unassigned surplus at December 31, 2008, 2007 and 2006, respectively.

Property
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense was $3,821, $3,803 and $3,852 for the years ended December 31, 2008, 2007 and 2006 respectively.

Maintenance and repairs are charged to expense as incurred.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
EDP Equipment and Software
Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets, receivable related to prepaid pension assets, furniture and equipment, nonoperating system software, and negative disallowed interest maintenance reserve are designated as non-admitted under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and capital and surplus by adjustments to unassigned surplus. Total non-admitted assets were $104,122 and $55,027 as of December 31, 2008 and 2007, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Policy Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and commissioned variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Reserves for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyowners
A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $2,769,840 or 14.1% and $3,549,574 or 17.1% of the individual life policies in force as of December 31, 2008 and 2007, respectively. The Company distributed dividends in the amount of $10,138, $10,247 and $10,421 to policyowners and did not allocate any additional income to such policyowners for the years ended December 31, 2008, 2007 and 2006, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyowner account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $79, $508 and $383 for 2008, 2007 and 2006, respectively.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Income Taxes, (continued)
The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the statutory statements of admitted assets, liabilities and capital and surplus. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

The statute of limitations, generally, is closed for the Company through December 31, 2002. In 2007, the Internal Revenue Service completed and settled an examination for the federal income tax returns of the Company and Acacia Life and their affiliates for the tax years of 2004 and 2003. The Company's management has determined that the settlement is not material.

Separate Accounts
The Company issues variable annuities, variable life contracts, and experience-rated group annuities, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and capital and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in miscellaneous income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity, variable life contracts and experience-rated group annuities are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from, and benefits paid, to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity, variable life contracts and experience-rated group annuities are not reflected in the Company's statutory statements of operations.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Vulnerability due to Certain Concentrations, (continued)
During 2008 and 2007, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular mortgage-backed, asset-backed and corporate bonds. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted securities by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

Accounting Pronouncements
TREATMENT OF CASH FLOWS WHEN QUANTIFYING CHANGES IN VALUATIONS AND IMPAIRMENTS, AN AMENDMENT TO SSAP No. 43 - LOAN BACKED AND STRUCTURED SECURITIES. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 98. Effective for quarterly and annual reporting beginning on or after January 1, 2009, the Company will adopt SSAP No. 98, "Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, an Amendment to SSAP No. 43 - Loan Backed and Structured Securities". This statement establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. Under the provisions of SSAP No. 98, structured securities with other than temporary impairments (OTTI) are written down to the securities' fair value, whereas under SSAP No. 43, such OTTI losses would be written down to the sum of the estimated future cash flows. A change resulting from the adoption of this statement shall be accounted for prospectively. The adoption of this statement is not anticipated to have material impact on the financial statements.

SETTLEMENT REQUIREMENTS FOR INTERCOMPANY TRANSACTIONS, AN AMENDMENT TO SSAP NO. 25 - ACCOUNTING FOR AND DISCLOSURES ABOUT TRANSACTIONS WITH AFFILIATES AND OTHER RELATED PARTIES. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 96.
Effective January 1, 2007, the Company adopted SSAP No. 96, "Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties". This statement required transactions between related parties to be in the form of a written agreement and the agreement must provide for timely settlement of amounts owed. The adoption of this statement did not have a material impact on the financial statements.

INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES, A REPLACEMENT OF SSAP NO. 88. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 97.
Effective January 1, 2007, the Company adopted SSAP No. 97, "Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88". This statement provided additional guidance on the audit requirements for subsidiaries. The adoption of this statement did not have a material impact on the financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Accounting Pronouncements, (continued)
ACCOUNTING FOR LOW INCOME HOUSING TAX CREDIT PROPERTY INVESTMENTS, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 93 Effective January 1, 2006, the Company adopted SSAP No. 93, "Accounting for Low Income Housing Tax Credit Property Investments". This statement establishes the valuation method for recording investments in low income housing tax credit properties. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 93 was a reduction in unassigned surplus of $676 which was comprised of a reduction to other investments of $788 and a reduction to the AVR beginning balance of $112. The Company has up to 7 remaining years of unexpired tax credits and is required to hold these investments for up to 11 years. The prior period has not been restated as it was not permitted by SSAP No. 93.

2.  Statutory Merger and Business Combination
---------------------------------------------
The Company merged with LifeRe, a wholly owned subsidiary of the Company, on October 1, 2008. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. Prior years have been adjusted to reflect comparative merged company financial information.

The following information is provided "as if" the merger occurred at January 1, 2006:

                                                                     2007
                           -----------------------------------------------------------------------------------------
                             Ameritas Life              LifeRe
                             As Previously           As Previously                                 Ameritas Life
                                Reported               Reported             Eliminations             As Merged
 -------------------------------------------------------------------------------------------------------------------
 Income                     $       1,246,445      $        33,725       $           -          $     1,280,170
 Net Income                            77,665                 (470)                  -                   77,195
 Total Capital and Surplus            878,120               11,386             (11,386)                 878,120
 -------------------------------------------------------------------------------------------------------------------

                                                                     2006
                           -----------------------------------------------------------------------------------------
                             Ameritas Life              LifeRe
                             As Previously           As Previously                                 Ameritas Life
                                Reported               Reported             Eliminations             As Merged
 -------------------------------------------------------------------------------------------------------------------
 Income                     $       1,308,148      $        31,550       $           -          $     1,339,698
 Net Income                            70,645                1,816                   -                   72,461
 Total Capital and Surplus            814,236               11,815                   -                  826,051
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

2. Statutory Merger and Business Combination, (continued)
---------------------------------------------------------
In 2007, the Company paid $21,262 in cash for the purchase of the outstanding common stock of LifeRe Corporation. The transaction was accounted for as a statutory purchase and resulted in goodwill recorded in the investment carrying value in the amount of $11,331. Goodwill amortization relating to this purchase was $2,518 for the year ended December 31, 2007 and written off in 2007 upon the dissolution of LifeRe Corporation (see Note 5).

3. Investments
--------------
Bonds
The table below provides additional information relating to bonds held at December 31, 2008:

                                                                     Gross           Gross
                                                  Cost or          Unrealized      Unrealized
                                               Amortized Cost        Gains           Losses          Fair Value
                 ---------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                            $          167,554  $        9,780  $          156  $          177,178
 All Other Governments                                      585              15               -                 600
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and Authorities
   of Governments and Their Political
   Subdivisions                                         195,376           3,910              30             199,256
 Public Utilities (Unaffiliated)                        108,314           1,016           6,662             102,668
 Industrial & Miscellaneous (Unaffiliated)            1,142,801           9,541         124,785           1,027,557
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                 $        1,614,630  $       24,262  $      131,633  $        1,507,259
 ===================================================================================================================

                                       17

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Bonds, (continued)
The table below provides additional information relating to bonds held at
December 31, 2007:
                                                                     Gross           Gross
                                                  Cost or          Unrealized      Unrealized
                                               Amortized Cost        Gains           Losses          Fair Value
                 ---------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                            $          199,187  $        6,123  $          623  $          204,687
 All Other Governments                                    1,428              28               -               1,456
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and Authorities
   of Governments and Their Political
   Subdivisions                                         200,613           1,111           1,189             200,535
 Public Utilities (Unaffiliated)                        101,460           1,900             971             102,389
 Industrial & Miscellaneous (Unaffiliated)            1,117,969          24,720          13,678           1,129,011
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                 $        1,620,657  $       33,882  $       16,461  $        1,638,078
 ===================================================================================================================

At December 31, 2008 and 2007, the amortized cost of bonds was reduced by $3,147 and $0, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the statutory statements of admitted assets, liabilities and capital and surplus of $1,611,483 and $1,620,657, respectively.

The cost or amortized cost and fair value of bonds at December 31, 2008 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                  Cost or            Fair Value
                                                                               Amortized Cost
 -------------------------------------------------------------------------------------------------------------------
 Due in one year or less                                                     $        61,046     $        61,176
 Due after one year through five years                                               426,030             412,113
 Due after five years through ten years                                              660,471             614,830
 Due after ten years                                                                 351,362             302,271
 Bonds with multiple repayment dates                                                 115,721             116,869
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                                                 $     1,614,630     $     1,507,259
 ===================================================================================================================

Sales of bond investments in 2008, 2007 and 2006 resulted in proceeds of $43,359, $93,497 and $35,770, respectively, on which the Company realized gross gains of $1,436, $3,474 and $983, respectively, and gross losses of $6,879, $473 and $520, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Bonds and Stocks
An aging of unrealized losses on the Company's investments in bonds, preferred stocks - unaffiliated and common stocks - unaffiliated were as follows:

                                                                    December 31, 2008
                                       -----------------------------------------------------------------------------
                                          Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                                      Unrealized                Unrealized                Unrealized
                                          Fair Value    Losses      Fair Value    Losses      Fair Value    Losses
 -------------------------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                       $     3,242 $        76   $     4,166 $        80   $     7,408 $       156
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and
   Authorities of Governments and
   Their Political Subdivisions               4,837          24         2,236           5         7,073          30
 Public Utilities (Unaffiliated)             61,037       4,179        15,301       2,483        76,338       6,662
 Industrial & Miscellaneous
   (Unaffiliated)                           615,479      76,444       117,880      48,342       733,359     124,785
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                684,595      80,723       139,583      50,910       824,178     131,633
 -------------------------------------------------------------------------------------------------------------------
 Preferred Stocks (Unaffiliated)              9,907       4,425         4,465       3,314        14,372       7,739
 Common Stocks (Unaffiliated)                54,804       9,407           699         489        55,503       9,896
 -------------------------------------------------------------------------------------------------------------------
 Total                                  $   749,306 $    94,555   $   144,747 $    54,713   $   894,053 $   149,268
 -------------------------------------------------------------------------------------------------------------------

                                                                    December 31, 2007
                                       -----------------------------------------------------------------------------
                                          Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                                      Unrealized                Unrealized                Unrealized
                                          Fair Value    Losses      Fair Value    Losses      Fair Value    Losses
 -------------------------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                       $    36,069 $       203   $    21,318 $       420   $    57,387 $       623
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and
   Authorities of Governments and
   Their Political Subdivisions              13,931         107        81,004       1,082        94,935       1,189
 Public Utilities (Unaffiliated)             21,157         252        27,421         719        48,578         971
 Industrial & Miscellaneous
   (Unaffiliated)                           212,128       7,274       237,062       6,404       449,190      13,678
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                283,285       7,836       366,805       8,625       650,090      16,461
 -------------------------------------------------------------------------------------------------------------------
 Preferred Stocks (Unaffiliated)             13,374         785             -           -        13,374         785
 Common Stocks (Unaffiliated)                59,100       4,710         1,212         240        60,312       4,950
 -------------------------------------------------------------------------------------------------------------------
 Total                                  $   355,759 $    13,331   $   368,017 $     8,865   $   723,776 $    22,196
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Bonds and Stocks, (continued)
The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the Company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2008 or 2007 are temporary.

For substantially all preferred stocks - unaffiliated and common stocks - unaffiliated securities with an unrealized loss greater than 12 months, such unrealized loss was less than 25% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other than temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2008 or 2007 are temporary. During 2008, the Company recorded $8,980 of other than temporary impairments as additional realized loss.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2008 and 2007, bonds totaling $88,750 and $68,903, respectively, (5.3% and 4.2%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2008, 2007 and 2006, the Company recorded realized losses for other than temporary impairments on bonds of $36,072, $1,657 and $1,890, respectively.

The Company has an exposure to subprime mortgage loans within its total investments in residential mortgage backed securities (RMBS). The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to RMBS against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to RMBS along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime RMBS for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2008 and 2007, the Company's total investment in RMBS represents securities with an adjusted cost basis of $44,516 and $66,367 and a fair value of $15,948 and $62,965, respectively. As of December 31, 2008 and 2007, the Company's subprime exposure related to subprime RMBS represents securities with an adjusted cost basis of $3,010 and $3,485 and a fair value of $2,640 and $3,600, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans issued during 2008 are 6.83% and 5.85%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2008, 2007 and 2006.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2008 and 2007 are as follows:

                                                                                      2008              2007
 -------------------------------------------------------------------------------------------------------------------
 California                                                                      $        47,082  $        44,024
 Minnesota                                                                                31,483           25,363
 Ohio                                                                                     29,074           25,281
 Utah                                                                                     24,036           25,533
 Oregon                                                                                   21,480           16,174
 Texas                                                                                    21,346           21,086
 Oklahoma                                                                                 20,845           21,775
 All other states                                                                        191,210          191,120
 -------------------------------------------------------------------------------------------------------------------
                                                                                 $       386,556  $       370,356
 ===================================================================================================================

At December 31, 2008, 2007 and 2006, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

Fair Value of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds and Preferred Stocks-Unaffiliated - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Preferred Stocks-Affiliated - The carrying amounts approximate fair value.

         Common Stocks - For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers. For stock in FHLB carrying amount approximates fair value. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Fair Value of Financial Instruments, (continued)
         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Cash and Cash Equivalents, Short-term Investments, Other Investments, and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis. The fair value of the affiliated surplus note included in other investments was internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the note.

         Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

         Deposit-Type Funds - Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Borrowed money - The fair value is estimated using discounted cash flow analyses based on current incremental borrowing rates for similar types of borrowing arrangements.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Fair Value of Financial Instruments, (continued)
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                               2008                             2007
                                                 -------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
 -------------------------------------------------------------------------------------------------------------------
 Financial Assets:

     Bonds                                        $    1,611,483  $    1,507,259   $    1,620,657  $    1,638,078
     Preferred stocks - unaffiliated                      24,943          17,264           31,921          31,507
     Preferred stocks - affiliated                        15,000          15,000           17,500          17,500
     Common stocks - unaffiliated                        147,855         147,855          207,390         207,390
     Common stocks - affiliated                              732             732                -               -
     Mortgage loans                                      386,556         405,865          370,356         380,775
     Cash and cash equivalents                           (10,572)        (10,572)         (10,358)        (10,358)
     Short-term investments                               52,541          52,541           25,137          25,137
     Loans on insurance contracts                        108,471         105,537          105,747         104,421
     Other investments - unaffiliated                      1,796           1,796            3,455           3,455
     Other investments - affiliated                       25,000          13,112                -               -
     Accrued investment income                            24,518          24,518           24,058          24,058
     Assets related to separate accounts               2,457,887       2,457,887        3,694,975       3,694,975
 Financial Liabilities:

     Deposit-type funds                           $      197,433  $      197,433   $      109,239  $      109,239
     Borrowed money - affiliates                           7,491           7,484           17,479          17,526
     Liabilities related to separate accounts          2,457,887       2,457,887        3,694,975       3,694,975
 -------------------------------------------------------------------------------------------------------------------

Fair Value Measurements of Financial Instruments
Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Fair Value Measurements of Financial Instruments, (continued)
The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by GAAP Statement of Financial Accounting Standard (SFAS) No. 157, "Fair Value Measurements". The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its fair value measurement in its entirety. In summary, the levels of the fair value hierarchy are as follows:

     o Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

     o Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

     o Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information about the Company's assets measured at fair value on a recurring basis by the SFAS 157 levels described above as of December 31, 2008:

                                                           Level 1       Level 2       Level 3          Total
 -------------------------------------------------------------------------------------------------------------------
 Assets:
     Common stocks - unaffiliated                        $     136,288 $          -  $       6,664 $      142,952
     Common stocks - affiliated                                    732            -              -            732
 -------------------------------------------------------------------------------------------------------------------
   Subtotal excluding assets related to separate
   accounts                                                    137,020            -          6,664        143,684
     Assets related to separate accounts                     2,457,822            -              -      2,457,822
 -------------------------------------------------------------------------------------------------------------------
 Total assets accounted for at fair market value         $   2,594,842 $          -  $       6,664 $    2,601,506
 -------------------------------------------------------------------------------------------------------------------

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

The following valuation techniques used to measure the fair values by type of investment in the above table follow:

Level 1 - Financial Assets
These assets include actively-traded exchange-listed equity securities - unaffiliated and affiliated and mutual funds. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represent net asset values received from fund managers who stand ready to transact at the quoted values.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Fair Value Measurements of Financial Instruments, (continued)
Level 2 - Financial Assets
As of December 31, 2008, there were no financial assets measured at fair value on a recurring basis in Level 2.

Level 3 - Financial Assets
The Company classifies common stock accounted for under the cost method in Level 3 as internal valuations are required.

The following table summarizes changes to our financial instruments for the year ended December 31, 2008 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                                                                 Common stocks -
                                                                                                  unaffiliated
 -------------------------------------------------------------------------------------------------------------------
 Fair value at January 1, 2008                                                                $        3,700
 Total gains or losses (realized and unrealized)
   Included in net income                                                                                  -
   Included in unassigned surplus                                                                      2,964
 Purchases, sales, issuances, and settlements                                                              -
 Transfers in/out of Level 3                                                                               -
 -------------------------------------------------------------------------------------------------------------------
 Fair value at December 31, 2008                                                              $        6,664
 -------------------------------------------------------------------------------------------------------------------

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the statutory statements of admitted assets, liabilities and capital and surplus at December 31, 2008. The following table summarizes the assets measured at fair value on a non-recurring basis as of December 31, 2008 and the total realized/unrealized losses for 2008:

                                        Level 1         Level 2        Level 3          Total       Total Realized
                                                                                                     /Unrealized
                                                                                                        Losses
--------------------------------------------------------------------------------------------------------------------
Bonds                                $           -   $       9,191  $       4,022   $      13,213   $     (31,390)
Preferred Stocks                     $           -   $       1,200  $           -   $       1,200   $      (1,747)
--------------------------------------------------------------------------------------------------------------------

The bonds measured at fair value on a non-recurring basis include NAIC 6 designated bonds totaling $474 and impaired bonds totaling $12,739. The preferred stocks recorded at fair value as a non-recurring basis were due to impairments. The $4,022 of bonds classified as Level 3 were valued based on uncorroborated dealer quotes or internal valuation using unobservable inputs.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes
----------------
The following are federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future losses:

          2008                        $      -
          2007                          32,363
          2006                          37,944

The Company had a $48 net capital loss and $273 net operating loss carryforward, as a result of the merger with LifeRe at December 31, 2008. The net capital loss and net operating loss will expire in 2011 and 2021, respectively.

The Company, as a result of the LifeRe merger, has alternative minimum tax credit carryforwards of approximately $336.

Federal income taxes incurred at December 31 consist of the following major components:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Current federal income taxes
 Operations                                                    $        17,530   $        21,386  $        23,805
 Capital gains (losses)                                                (28,627)           13,432           12,671
 Correction of error (see Note 22)                                           -              (696)               -
 -------------------------------------------------------------------------------------------------------------------
                                                                       (11,097)           34,122           36,476
 Change in net deferred income taxes                                   (16,391)           (4,115)          (2,136)
 -------------------------------------------------------------------------------------------------------------------
     Total federal income taxes incurred                       $       (27,488)  $        30,007  $        34,340
 ===================================================================================================================

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Income before federal income taxes and realized capital       $        18,346   $        76,365  $        78,159
   gains (losses)
 Net realized capital gains (losses) before federal income
   taxes and transfers to IMR                                         (107,127)           35,693           30,724
 Correction of error (see Note 22)                                           -            (1,988)               -
 -------------------------------------------------------------------------------------------------------------------
 Total pretax income (loss)                                            (88,781)          110,070          108,883
 Change in non-admitted assets                                         (12,946)           (6,547)          (1,040)
 Tax exempt income                                                      (7,966)          (10,784)         (11,467)
 Nondeductible expenses                                                 (2,969)             (107)           5,354
 Change in accounting principle                                              -                 -             (788)
 Other                                                                  (3,809)           (4,526)          (1,506)
 -------------------------------------------------------------------------------------------------------------------
                                                                      (116,471)           88,106           99,436
 Statutory tax rate                                                       0.35              0.35             0.35
 -------------------------------------------------------------------------------------------------------------------
                                                                       (40,765)           30,837           34,803
 Change in federal income tax reserve                                   13,729              (647)             221
 Small company deduction                                                     -                 -             (481)
 Tax credits                                                              (452)             (183)            (203)
 -------------------------------------------------------------------------------------------------------------------
       Total federal income taxes incurred                     $       (27,488)  $        30,007  $        34,340
 ===================================================================================================================

                                       26

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------
The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                      2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Deferred tax assets:
 Unrealized investment losses                                                    $         9,633  $         3,008
 Deferred policy acquisition costs                                                        17,510           18,061
 Future policy and contract benefits                                                      16,899            6,821
 Policyowner dividends                                                                     3,510            3,560
 Acacia Life Insurance Company distribution                                                2,026            2,420
 Pension and postretirement benefits                                                       9,517           10,884
 Non-admitted assets                                                                      18,285           13,753
 Net operating/net capital and credits                                                       449                -
 Other                                                                                     3,259            1,958
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                                                81,088           60,465
 -------------------------------------------------------------------------------------------------------------------
 Deferred tax liabilities:
 Unrealized investment gains                                                                 849           18,365
 Acacia National Life Insurance Company inforce                                              807            1,134
 Other                                                                                    12,436            9,471
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax liabilities                                                           14,092           28,970
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                                                   66,996           31,495
 Less:  non-admitted deferred tax assets                                                  48,422           15,732
 -------------------------------------------------------------------------------------------------------------------
 Net admitted deferred tax asset                                                 $        18,574  $        15,763
 ===================================================================================================================

 Increase in deferred tax assets non-admitted                                    $        32,690  $         1,101
 ===================================================================================================================

                                       27

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------
The change in net deferred income taxes is comprised of the following:

                                                                          December 31
                                                                     2008             2007             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        81,088   $        60,465  $        20,623
 Gross deferred tax liabilities                                         14,092            28,970          (14,878)
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        66,996   $        31,495           35,501
 =================================================================================================
 Tax effect of unrealized gains                                                                           (19,110)
                                                                                                 -------------------
 Change in net deferred income tax                                                                $        16,391
                                                                                                 ===================

                                                                          December 31
                                                                     2007             2006             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        60,465   $        57,166  $         3,299
 Gross deferred tax liabilities                                         28,970            27,713            1,257
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        31,495   $        29,453            2,042
 =================================================================================================
 Tax effect of unrealized gains                                                                             2,073
                                                                                                 -------------------
 Change in net deferred income tax                                                                $         4,115
                                                                                                 ===================

                                                                          December 31
                                                                     2006             2005             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        57,166   $        55,676  $         1,490
 Gross deferred tax liabilities                                         27,713            24,318            3,395
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        29,453   $        31,358           (1,905)
 =================================================================================================
 Tax effect of unrealized gains                                                                             4,041
                                                                                                 -------------------
 Change in net deferred income tax                                                                $         2,136
                                                                                                 ===================

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was increased by $13,729 in 2008.

5.  Information Concerning Parent, Subsidiaries, Affiliates and Related Parties
-------------------------------------------------------------------------------
The Company received cash in the amount of $2,640 on December 2, 2008 from a dividend declared by Pathmark Administrators, Inc. Of this amount $2,074 was a return of capital with the remainder included in investment income.

On May 15, 2008, UCL issued a $25,000, 6.61% fixed to floating rate surplus note
(Note) to the Company as part of an intercompany surplus agreement. Interest accrues on the Note at a fixed annual rate of 6.61% from May 15, 2008 to May 14, 2013, and at an annual floating rate equal to the three month LIBOR plus 3.06% from June 2013 until the Note is paid in full. The note matures on May 15, 2048 and can be redeemed in whole, or in part by UCL on or after May 15, 2013.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

5. Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
-------------------------------------------------------------------------------
(continued)
-----------
Upon the dissolution of LifeRe Corporation on November 7, 2007, the Company received consideration in the amount of $17 resulting in no realized capital gain or loss. Included in the book/adjusted carrying value of LifeRe Corporation was $8,813 of goodwill, which was released in 2007 upon the dissolution.

Effective July 1, 2007, Summit Investment Partners LLC, an advisor that provided investment management services, was liquidated into its parent company, UCL. UCL contributed its unaffiliated investment service contracts to SIP.

Effective June 30, 2007, the Company sold 100% of the outstanding common shares of AIA to the Company's parent, AHC, for $660 in cash resulting in a realized capital gain of $559. AIA subsequently changed its name to SIA. SIA is an advisor providing investment management services to all the insurance companies within UNIFI.

On December 29, 2006, TAG was dissolved into the Company. Upon dissolution the Company received consideration in the amount of $807 resulting in no realized capital gain or loss.

With the AMAL dissolution into the Company as of September 30, 2006, included in the book/adjusted carry value of AMAL was $21,711 of goodwill, which was released at that time. The Company received assets totaling $2,766 and liabilities of $40,856 (including $29,825 as disclosed in Note 6 - Borrowed Money and $10,000 related to a note with the Company, which was subsequently retired upon the dissolution).

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB.

In 2003, the Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds.

Effective April 1, 2002, AVLIC (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia Life. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia Life to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,079, $1,080 and $1,079 for the years ended December 31, 2008, 2007 and 2006, respectively.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2008, 2007 and 2006, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 1, 2008 and 2007, the Company redeemed 100,000 shares at $2,500.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

5. Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
-------------------------------------------------------------------------------
(continued)
-----------
The Company's variable life and annuity products are distributed through AIC. Policies placed generated commission expense of $20,644, $20,449 and $21,528 for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company has a variable insurance trust (VIT). The Company offers, in conjunction with FALIC, the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $312,164 and $637,900 in the VIT as of December 31, 2008 and 2007, respectively. FALIC had separate account investments of $187 and $238 in the VIT as of December 31, 2008 and 2007, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS) and Summit Mutual Funds, Inc. (SMF), affiliates, to policyowners through the separate accounts. Separate account investments in the mutual funds offered through CVS and SMF were $430,322 and $312,611 as of December 31, 2008 and 2007, respectively.

The Company had short-term investments of $0 and $116 in mutual funds of an affiliate at December 31, 2008 and 2007, respectively, included in short-term investments.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                                                        Receivable (Payable)
--------------------------------------------------------------------------------------------------------------------
Ameritas Holding Company                                                                 $          (719)
The Union Central Life Insurance Company                                                          (1,394)
First Ameritas Life Insurance Corp. of New York                                                      409
Pathmark Administrators Inc.                                                                        (245)
Ameritas Investment Corp.                                                                           (101)
Summit Investment Advisors, Inc.                                                                     408
Acacia Life Insurance Company                                                                      2,131
Acacia Federal Savings Bank                                                                           13
Acacia Financial Corporation                                                                           5
Calvert Group, LTD                                                                                    35
--------------------------------------------------------------------------------------------------------------------

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2008 and 2007, reducing the respective ceded allowance to $52 and $82 which is included as a reduction of policy reserves. As a condition to assumption reinsurance, certain states have required the Company to remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $589 and $1,290 of additional reserves as of December 31, 2008 and 2007, respectively.

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $364, $271 and $827 received under administrative service agreements for the years ended December 31, 2008, 2007 and 2006, respectively. Reimbursements of $17,241, $12,490 and $7,006 for the years ended

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

5. Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
-------------------------------------------------------------------------------
(continued)
-----------
December 31, 2008, 2007 and 2006 related to cost-sharing agreements with affiliates have been recorded as a reduction in general insurance expenses. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $2,975, $2,589 and $2,041 for the years ended December 31, 2008, 2007 and 2006, respectively.

6.  Borrowed Money
------------------
Effective September 1, 2006 the Company had an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and AFCO. These notes were issued by a 100% owned subsidiary, AMAL, during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes are payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carry a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The Company may not prepay the notes in whole or in part at any time prior to the maturity date. There are no collateral requirements associated with these notes.

The Company has a $15,000 unsecured line of credit available at December 31, 2008. No balance was outstanding at any time during 2008 or 2007. The line of credit expires May 31, 2009.

7.  Benefit Plans
-----------------
Defined Benefit Plans
The Company participates in a non-contributory defined benefit plan (the Plan or the Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia Life. In 2008, the Union Central Employees Pension Plan merged into the UNIFI Pension Plan.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. During 2008, 2007 and 2006, the Company paid $5,000 to AHC which in turn contributed the money to the Plan. The balance of the prefunded pension expense receivable was $15,990 and $13,982 at December 31, 2008 and 2007, respectively, and is a non-admitted asset.

While their pension plans were merged, the separate benefit formulas of the pre-merger plans still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies. The Company incurred pension expense of $2,992, $3,103 and $3,447 in 2008, 2007 and 2006, respectively, for its participation in the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and a group annuity contract with UCL which include investments in underlying separate accounts. The carrying values of the assets of the Plan were approximately $178,764 and $102,960 at December 31, 2008 and 2007, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by affiliates of AHC.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Defined Benefit Plans, (continued)
The Company also sponsors several non-qualified unfunded defined benefit pension plans where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the Plan.

The following tables provide a reconciliation of the changes in the projected benefit obligation for the years ended December 31, 2008, 2007 and 2006, and a statement of the funded status as of the December 31 measurement date for the Company's non-qualified unfunded defined benefit plans:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Reconciliation in benefit obligation
     Benefit obligation at beginning of year                   $        14,768   $        12,881  $        12,395
     Service cost                                                          303               283              235
     Interest cost                                                         905               858              695
     Actuarial (gain)/loss                                                (314)            1,435             (360)
     Special termination benefits                                           68                 -                -
     Benefits paid                                                      (2,411)             (689)            (572)
     Plan merger                                                             -                 -              488
 -------------------------------------------------------------------------------------------------------------------
     Benefit obligation at end of year                         $        13,319   $        14,768  $        12,881
 -------------------------------------------------------------------------------------------------------------------

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Funded status
     Funded status at end of year                              $       (13,319)  $       (14,768) $       (12,881)
     Unrecognized net actuarial (gain)/loss                              1,250             2,073            1,094
     Unrecognized net transition asset                                       -               (18)             (23)
     Unrecognized prior service cost                                         -               129              150
 -------------------------------------------------------------------------------------------------------------------
     Accrued benefit cost                                      $       (12,069)  $       (12,584) $       (11,660)
 -------------------------------------------------------------------------------------------------------------------

The amount of the projected benefit obligation and accumulated benefit obligation for nonvested employees was $0 as of December 31, 2008 and 2007.

Net periodic benefit expense as of December 31 included the following components:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Service cost                                                  $           303   $           283  $           235
 Interest cost                                                             905               858              695
 Amount of recognized (gains)/losses                                       349               420              207
 Amount of prior service cost recognized                                   129                21               21
 Amortization of transition obligation                                       -                (4)              (4)
 Special termination benefits                                              209                 -                -
 -------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                                     $         1,895   $         1,578  $         1,154
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Defined Benefit Plans, (continued)
The following expected benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                         Expected Pension
     Fiscal Year                                                                         Benefit Payments
 -------------------------------------------------------------------------------------------------------------------
     2009                                                                               $          1,272
     2010                                                                                          1,272
     2011                                                                                          1,272
     2012                                                                                          1,272
     2013                                                                                          1,272
     2014 - 2017                                                                                   6,232
 -------------------------------------------------------------------------------------------------------------------

The assumptions used in the measurement of the projected benefit obligations are:

                                                                    2008             2007             2006
 -------------------------------------------------------------------------------------------------------------------
 Assumptions as of December 31
 Discount rate                                                      6.25%            6.25%            6.00%
 Expected compensation increase                                     5.00%            5.00%            5.00%
 -------------------------------------------------------------------------------------------------------------------

The assumptions used to determine net periodic benefit expense are:

                                                                    2008             2007             2006
 ------------------------------------------------------------------------------------------------------------------
 Assumptions as of December 31
 Discount rate                                                      6.25%            6.00%            6.00%
 Expected compensation increase                                     5.00%            5.00%            5.00%
 ------------------------------------------------------------------------------------------------------------------

Information for pension plans with an accumulated benefit obligation in excess of plan assets as of the December 31 measurement date:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
     Projected benefit obligation                              $        13,319   $        14,768  $        12,881
     Accumulated benefit obligation                            $        12,039   $        13,922  $        11,179
     Fair value of plan assets                                 $             -   $             -  $             -
 -------------------------------------------------------------------------------------------------------------------

Defined Contribution Plans

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3% of the participant's compensation. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6% of the participant's compensation for those employees hired prior to January 1, 2006 and 5% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $4,749, $4,230 and $3,410 in 2008, 2007 and 2006, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Defined Contribution Plans, (continued)
The defined contribution plans' assets also include investments in deposit administration contracts with the Company and UCL which include investments in underlying separate accounts. The carrying values of the assets invested in the defined contribution plans, were approximately $274,498 and $229,191 at December 31, 2008 and 2007, respectively. At December 31, 2008, $68,746 was invested in mutual funds which are advised by affiliates of AHC.

Postretirement Benefit Plans
The Company provides certain health care benefits to retired employees who were hired prior to January 1, 2005. For associates eligible to retire at January 1, 2000, these benefits are a specified percentage of premiums until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The postretirement benefit obligation and net periodic postretirement benefit cost in the financial statements and accompanying notes do reflect the effects of the Act on the Plan.

In May 2004, additional guidance became available to specific companies who elected deferral and were able to determine if their plans are actuarially equivalent to recognize the impact of the Act no later than the first annual reporting period beginning after June 15, 2004. In January 2005, the Center for Medicare and Medicaid Services issued the final regulations for the Act including the determination of actuarial equivalence. The Company has determined that its plans are actuarially equivalent. The Company qualified for and elected to receive the 28% federal subsidy on allowable gross prescription drug costs of qualified retirees. The Company received subsidy payments of $20, $77 and $47 in 2008, 2007 and 2006, respectively. The measures of benefit obligations and net periodic pension cost reflect effects of the Act.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Postretirement Benefit Plans, (continued)
The following tables provide a reconciliation of the changes in the postretirement benefit obligations and fair value of assets for the years ended December 31, 2008, 2007 and 2006, and a statement of the funded status as of the December 31 measurement date of all years:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Reconciliation in benefit obligation
     Benefit obligation at beginning of year                   $         6,144   $         6,503  $         5,558
     Transfer of obligation from dissolution of AMAL                         -                 -              106
     Service cost                                                          123                71               69
     Interest cost                                                         362               368              331
     Plan participants' contributions                                      481               518              513
     Actuarial (gain)/loss                                                  12              (140)           1,164
     Federal subsidy receipts                                               20                77               47
     Benefits paid                                                        (960)           (1,253)          (1,285)
 -------------------------------------------------------------------------------------------------------------------
     Benefit obligation at end of year                         $         6,182   $         6,144  $         6,503
 -------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------------
 Reconciliation of fair value of plan assets
     Fair value of plan assets at beginning of year            $         2,846   $         2,795  $         2,754
     Transfer of plan assets from dissolution of AMAL                        -                 -              156
     Actual return on plan assets                                          143               139              147
     Employer contributions                                                584               496              401
     Benefits paid                                                        (273)             (584)            (663)
 -------------------------------------------------------------------------------------------------------------------
     Fair value of plan assets at end of year                  $         3,300   $         2,846  $         2,795
 -------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------------
 Funded status

     Funded status at end of year                              $        (2,882)  $        (3,298) $        (3,708)
     Unrecognized net actuarial (gain)/loss                              2,470             2,658            3,009
     Unrecognized prior service cost                                         -                (1)              (1)
 -------------------------------------------------------------------------------------------------------------------
     Accrued benefit cost                                      $          (412)  $          (641) $          (700)
 -------------------------------------------------------------------------------------------------------------------

The amount of the postretirement obligation for nonvested employees was $1,529 and $901 at December 31, 2008 and 2007, respectively.

Periodic postretirement medical expense included the following components:

                                                                             Years Ended December 31

 -------------------------------------------------------------------------------------------------------------------
                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Service cost                                                  $           123   $            71  $            69
 Interest cost                                                             362               368              331
 Expected return on plan assets                                           (149)             (148)            (156)
 Amortization of net loss                                                  206               219              175
 -------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                                     $           542   $           510  $           419
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Postretirement Benefit Plans, (continued)
Plan assets are invested in 100% fixed income investments. The expected rate of return on these investments is 6%. The Company expects to contribute $724 to its postretirement benefits plans and 401(h) account in 2009.

The following net benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                           Expected Net
                                                                                         Benefit Payments

     Fiscal Year

 ------------------------------------------------------------------------------------------------------------------
     2009                                                                               $           724
     2010                                                                                           724
     2011                                                                                           703
     2012                                                                                           637
     2013                                                                                           602
     2014 - 2018                                                                                  3,026
 ------------------------------------------------------------------------------------------------------------------

The assumptions used in the measurement of the postretirement benefit obligations are:

                                                                             2008          2007          2006
 -------------------------------------------------------------------------------------------------------------------
 Weighted-average assumptions as of December 31
 Discount rate                                                               6.25%         6.25%         6.00%
 Expected long term rate of return on plan assets                            6.00%         6.00%         6.00%
 -------------------------------------------------------------------------------------------------------------------

The assumptions used to determine net periodic postretirement benefit costs are:
                                                                             2008          2007          2006
 -------------------------------------------------------------------------------------------------------------------
 Weighted-average assumptions as of December 31
 Discount rate                                                               6.25%         6.00%         5.75%
 Expected long term rate of return on plan assets                            6.00%         6.00%         6.00%
 -------------------------------------------------------------------------------------------------------------------

The assumed health care cost trend rates as of December 31 were:
                                                                             2008          2007          2006
 -------------------------------------------------------------------------------------------------------------------
 Healthcare Cost Trend Rate Assumed for Next Year                            7.0%          8.0%          9.0%
 Rate to which the Cost Trend Rate is Assumed to Decline
(Ultimate Trend Rate)                                                        5.0%          5.0%          5.0%
 Year the Rate Reaches the Ultimate Trend Rate                               2011          2011          2011
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Postretirement Benefit Plans, (continued)
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

 -------------------------------------------------------------------------------------------------------------------
                                                                                   1% increase      1% decrease
 -------------------------------------------------------------------------------------------------------------------
 Effect on total of service and interest cost components of net                       $     28         $    (26)
 periodic postretirement health care benefit cost

 Effect on the health care component of the accumulated
 postretirement benefit obligation                                                    $    337         $   (320)
 -------------------------------------------------------------------------------------------------------------------

Information for postretirement plans with an accumulated benefit obligation in excess of plan assets as of the December 31 measurement date:

                                                                             Years Ended December 31
 -------------------------------------------------------------------------------------------------------------------
                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Projected benefit obligation                                  $         6,182   $         6,144  $         6,503
 Accumulated benefit obligation                                          6,182             6,144            6,503
 Fair value of plan assets                                               3,300             2,846            2,795
 -------------------------------------------------------------------------------------------------------------------

8. Dividend Restrictions and Surplus
------------------------------------
The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the
Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $70,813 in dividends after December 9, 2009, without prior approval.
The Company paid ordinary dividends of $87,000, $0, $0 to AHC, its' parent, in
2008, 2007 and 2006, respectively. Additionally due to the merger with LifeRe, the Company paid stock dividends of $0, $500 and $0 and cash dividends of $0, $0 and $500 to LifeRe's then parent company, LifeRe Corporation, in 2008, 2007 and
2006, respectively.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of
December 31:
                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Unrealized gains on investments, net of taxes
   of $965, $20,075 and $18,002                                $        17,492   $        44,213  $        57,355
 Nonadmitted asset values                                             (104,122)          (55,027)         (48,266)
 Asset valuation reserves                                               (4,995)          (68,603)         (62,456)
 Liability for reinsurance in unauthorized companies                    (1,854)              (26)               -
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

9.  Commitments and Contingencies
---------------------------------
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $773 and $526 as of December 31, 2008 and 2007, respectively, and estimated recoveries from premium taxes included in data processing and other admitted assets of $690 and $454 as of December 31, 2008 and 2007, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

The Company had no claims (per claim or claimant) where amounts were paid to settle claims related to extra contractual obligations or bad faith claims resulting from lawsuits during 2008, 2007 and 2006.

Securities commitments of $32,003 and $28,275 and mortgage loan and real estate commitments of $38,954 and $23,346 were outstanding for investments to be purchased in subsequent years as of December 31, 2008 and 2007, respectively. Low income housing tax credit property investment commitments were $3,030 and $442 as of December 31, 2008 and 2007, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company and its life insurance subsidiaries are members of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

The Company engaged in securities lending transactions to generate additional income. The program was administered by an authorized financial institution and required the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the loaned securities. The Company maintained effective control over all loaned securities and, therefore, continued to report such securities as bonds and common stocks in the statutory statements of admitted assets, liabilities and capital and surplus. The carrying value of bonds loaned as of December 31, 2008 and 2007 were $0 and $25,744 respectively. The carrying value of common stocks loaned as of December 31, 2008 and 2007 were $0 and $28,077, respectively. The fair value of cash collateral held was $0 and $56,998 as of December 31, 2008 and 2007, respectively. Due to unprecedented conditions in the short-term credit market, which created disruptions in prime money market funds, the Company exited its securities lending program during September 2008. There was no non-cash collateral on deposit at December 31, 2008 and 2007.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

9.  Commitments and Contingencies, (continued)
----------------------------------------------
In 2006, the Company entered into an agreement with the FHLB, to enhance investment yields through investment spread strategies and to resolve emergency liquidity needs, if a future need for immediate liquidity would arise. The agreement provides for fixed rate long term advances (lines of credit) up to $20,000 to the Company in return for the purchase of membership stock equal to $1,000. Since 2006, the Company has purchased $3,602 of additional stock as part of this agreement. As of December 31, 2008 and 2007, the Company had issued $100,000 and $12,000, respectively, of funding agreements with the FHLB. Additional funding of $20,000 is available to the Company. The reserves related are reported in deposit-type funds on the statutory statements of admitted assets, liabilities, and capital and surplus of $100,238 and $12,018 as of December 31, 2008 and 2007, respectively. There is $118,167 and $11,454 of collateral pledged at December 31, 2008 and 2007, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy.

10. Gain or Loss to the Reporting Entity from Uninsured Accident and Health
---------------------------------------------------------------------------
Plans
-----
ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans is as follows for the year ended December 31:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Net reimbursement for administrative expenses (including
   administrative fees) in excess of actual expenses            $         4,255  $         3,226  $         3,822
 Total net other income (expense) (including interest paid to
   or received from ASO uninsured plans)                                      -                -                -
 -------------------------------------------------------------------------------------------------------------------
 Net gain from operations                                       $         4,255  $         3,226  $         3,822
 -------------------------------------------------------------------------------------------------------------------
 Total claim payment volume                                     $        93,914  $        82,943  $        65,662
 -------------------------------------------------------------------------------------------------------------------

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans is as follows for the year ended December 31:
                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Gross reimbursement for medical cost incurred                 $           648   $           543  $           430
 Other income or expenses (including interest paid
   to or received from plans)                                               41                35               27
 Gross expenses incurred (claims and administrative)                       682               571              452
 -------------------------------------------------------------------------------------------------------------------
 Net gain from operations                                      $             7   $             7  $             5
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

11.  Direct Premiums Written
----------------------------
The Company has one third party administrator, HealthPlan Services, Inc., for which direct premiums written exceed 5% of total capital and surplus. This administrator writes group accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting, premium collection, and binding authority. The total amount of direct premiums written is $47,013, $44,846 and $43,922 for the years ended December 31, 2008, 2007 and
2006, respectively. The Company did not have any other third party administrators or any managing general agents that exceeded 5% of total surplus for direct written premiums during these periods.

12.  Other Items
----------------
Troubled Debt Restructuring
The Company has several long-term bond holdings with restructured terms. The carrying value at December 31, 2008 and 2007, has been written down to $0, whereby the Company recorded no realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $8,792 and $10,112 at December 31, 2008 and 2007, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $1,952 and $953 at December 31, 2008 and 2007, respectively, in accounts receivable for uninsured plans and included with data processing and other admitted assets on the statutory statements of admitted assets, liabilities and capital and surplus. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

Participating Contracts
Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Department, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

13.  Leases
-----------
The Company has several noncancellable operating leases for office space and equipment. Rental expense during 2008, 2007 and 2006 for operating leases was $508, $628 and $550, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2008:

 -------------------------------------------------------------------------------------------------------------------
     2009                                                                                $          551
     2010                                                                                           533
     2011                                                                                           517
     2012                                                                                           523
     2013 and thereafter                                                                            219
 -------------------------------------------------------------------------------------------------------------------
                                                                                         $        2,343

 -------------------------------------------------------------------------------------------------------------------

14.  Reinsurance
----------------
Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with FALIC, Acacia Life, and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                                  Years Ended December 31
                                                                        --------------------------------------------
                                                                             2008           2007          2006
 -------------------------------------------------------------------------------------------------------------------
 Premium Income:
   Assumed (related party $102, $80 and $115
     in 2008, 2007 and 2006)                                             $     49,678   $     56,885  $     71,398
   Ceded (related party $2,097, $2,125 and $3,955
     in 2008, 2007 and 2006)                                                   31,759         29,233        27,904
 Benefits To Policyowners:
   Assumed (related party $0, $214 and $0 in
     2008, 2007 and 2006)                                                      48,137         47,418        54,910
   Ceded (related party $702, $1,588 and $2,694 in
     2008, 2007 and 2006)                                                      22,146         18,115        18,835
 Policy Reserves:
   Assumed (related party $38 and $36 in
     2008 and 2007)                                                               172            402           N/A
   Ceded (related party $1,091 and $1,061 in
     2008 and 2007)                                                            67,863         63,732           N/A
 -------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

15.  Changes in Unpaid Claims and Claim Adjustment Expenses
-----------------------------------------------------------
The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported within reserves for unpaid claims is summarized as follows:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------

 Balance at January 1                                          $        32,355   $        33,359  $        31,986
 Less reinsurance recoveries                                            (6,487)           (8,776)          (9,929)
 -------------------------------------------------------------------------------------------------------------------
 Net balance at January 1                                               25,868            24,583           22,057
 -------------------------------------------------------------------------------------------------------------------

 Incurred related to:
     Current year                                                      362,372           328,784          299,732
     Prior year                                                         (4,951)           (5,123)          (4,036)
 -------------------------------------------------------------------------------------------------------------------
         Total incurred                                                357,421           323,661          295,696
 -------------------------------------------------------------------------------------------------------------------

 Paid related to:
     Current year                                                      336,143           302,903          275,141
     Prior year                                                         20,916            19,473           18,029
 -------------------------------------------------------------------------------------------------------------------
         Total paid                                                    357,059           322,376          293,170
 -------------------------------------------------------------------------------------------------------------------

 Net balance at December 31                                             26,230            25,868           24,583
 Plus reinsurance recoveries                                             7,803             6,487            8,776
 -------------------------------------------------------------------------------------------------------------------
 Total reserve for unpaid claims                               $        34,033   $        32,355  $        33,359
 ===================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $4,951, $5,123 and $4,036 for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company paid assumed reinsurance claims of $46,541, $49,224 and $55,422 and incurred assumed reinsurance claims of $47,854, $46,929 and $54,919 for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company paid ceded reinsurance claims of $532, $549 and $598, and incurred ceded reinsurance claims of $528, $537 and $601 for the years ended December 31, 2008, 2007 and 2006, respectively.

16.  Policy Reserves
--------------------
The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

16.  Policy Reserves, (continued)
---------------------------------
As of December 31, 2008 and 2007, respectively, the Company had $1,456,255 and $1,380,130 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $16,891 and $10,679 at December 31, 2008 and 2007, respectively.

17. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal
---------------------------------------------------------------------
Characteristics
---------------
Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2008
                                                                                ------------------------------------
                                                                                     Amount          % of Total
 -------------------------------------------------------------------------------------------------------------------
 Subject to discretionary withdrawal:
   With fair value adjustment                                                    $       620,185         19.7%
   At book value less current surrender charge of 5% or more                              69,510          2.2%
    At fair value                                                                      1,955,662         62.2%
 -------------------------------------------------------------------------------------------------------------------
 Total with adjustment or at fair value                                                2,645,357         84.1%
   At book value without adjustment  (minimal or no charge)                              409,788         13.0%
 Not subject to discretionary withdrawal                                                  91,847          2.9%
 -------------------------------------------------------------------------------------------------------------------
 Total gross                                                                     $     3,146,992        100.0%
 Reinsurance ceded                                                                        (2,739)
 -------------------------------------------------------------------------------------------------
 Total Net                                                                       $     3,144,253
 =================================================================================================

                                                                                               2007
                                                                                ------------------------------------
                                                                                     Amount          % of Total
 -------------------------------------------------------------------------------------------------------------------
 Subject to discretionary withdrawal:
   With fair value adjustment                                                    $       509,088         13.2%
   At book value less current surrender charge of 5% or more                             517,349         13.4%
   At fair value                                                                         976,074         25.4%
 -------------------------------------------------------------------------------------------------------------------
 Total with adjustment or at fair value                                                2,002,511         52.0%
   At book value without adjustment  (minimal or no charge)                            1,786,644         46.3%
 Not subject to discretionary withdrawal                                                  65,034          1.7%
 -------------------------------------------------------------------------------------------------------------------
 Total gross                                                                     $     3,854,189        100.0%
 Reinsurance ceded                                                                          (165)
 -------------------------------------------------------------------------------------------------
 Total Net                                                                       $     3,854,024
 =================================================================================================

In 2008, the Company reported Separate Account reserves and deposit-type liabilities separately from the general account reserves and deposit-type liabilities in the above table, while in 2007, the Company reported the reserves and deposit-type liabilities according to the entire policy irregardless of the policyholders' investment selection.

                                       43

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

17. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal
---------------------------------------------------------------------
Characteristics, (continued)
----------------------------
The following information is obtained from the applicable Exhibit in the
Company's December 31 Annual Statement and related Separate Accounts Annual
Statement, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and capital and surplus as of December 31:

                                                                                      2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Life and Accident and Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)                                       $       980,638  $       871,765
 Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)          10,520           10,735
 Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                    197,433          109,239
 -------------------------------------------------------------------------------------------------------------------
                                                                                       1,188,591          991,739
 Separate Accounts Annual Statement:
 Exhibit 3, Line 0299999, Column 2                                                     1,955,662        2,862,285
 -------------------------------------------------------------------------------------------------------------------
 Total                                                                           $     3,144,253  $     3,854,024
 ===================================================================================================================

18.  Premium and Annuity Considerations Deferred and Uncollected
----------------------------------------------------------------
Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                               2008                      2007                      2006
                                    --------------------------------------------------------------------------------
                Type                    Gross       Net of        Gross       Net of        Gross        Net of
                                                    Loading                   Loading                    Loading
 -------------------------------------------------------------------------------------------------------------------
 Ordinary new business               $         1  $         1  $        23  $        20  $        71   $        60
 Ordinary renewal                          5,313        4,913        4,838        4,430        5,221         4,785
 -------------------------------------------------------------------------------------------------------------------
 Totals                              $     5,314  $     4,914  $     4,861  $     4,450  $     5,292   $     4,845
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

19.  Separate Accounts
----------------------
Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                         2008            2007            2006
 -------------------------------------------------------------------------------------------------------------------
 For the years ended December 31:
     Premiums, considerations or deposits                           $      602,252  $      480,315  $      605,460
 -------------------------------------------------------------------------------------------------------------------
 At December 31:
 Reserves by valuation basis
     Fair value                                                     $    2,389,646  $    3,604,435
 ===================================================================================================

 Reserves by withdrawal characteristic:
 Subject to discretionary withdrawal
     At book value without fair value adjustment and with current
      surrender charge of 5% or more                                $            -  $      418,760
     At fair value                                                       2,389,646         976,074
     At book value without adjustment (minimal or no charge)                     -       2,208,875
 ---------------------------------------------------------------------------------------------------
 Sub-total                                                          $    2,389,646  $    3,603,709
 Not subject to discretionary withdrawal                                         -             726
 ---------------------------------------------------------------------------------------------------
 Total                                                              $    2,389,646  $    3,604,435
 ===================================================================================================

In 2008 and 2007, the Company's reserves in the above table were classified as explained in Note 17.

 -------------------------------------------------------------------------------------------------------------------
 Reconciliation of net transfers to (from) separate accounts at December 31:
 Transfers as reported in the statutory statement of operations of the separate accounts annual statement:
     Transfers to separate accounts                                  $      602,252 $      480,315  $      605,460
     Transfers from separate accounts                                      (512,423)      (447,861)       (424,724)
 -------------------------------------------------------------------------------------------------------------------
     Net transfers to separate accounts                                      89,829         32,454         180,736
 -------------------------------------------------------------------------------------------------------------------
 Net transfers as reported in the statutory statements of            $       89,831 $       32,454  $      180,736
   operations of the Company
 -------------------------------------------------------------------------------------------------------------------
 Reconciling adjustments                                                         (2)             -               -
 -------------------------------------------------------------------------------------------------------------------
     Net transfers                                                   $       89,829 $       32,454  $      180,736
 ===================================================================================================================

20.  EDP Equipment and Software
-------------------------------
Electronic data processing ("EDP") equipment and operating and nonoperating software consisted of the following at December 31:

                                                                                          2008           2007
 -------------------------------------------------------------------------------------------------------------------
 Electronic data processing equipment                                                $       12,926  $       12,895
 Operating system software                                                                    4,225           3,868
 Nonoperating system software                                                                27,334          18,468
 -------------------------------------------------------------------------------------------------------------------
     Subtotal                                                                                44,485          35,231
 Accumulated depreciation                                                                   (31,008)        (27,316)
 -------------------------------------------------------------------------------------------------------------------
 Balance, net                                                                        $       13,477  $        7,915
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

20.  EDP Equipment and Software, (continued)
--------------------------------------------
EDP equipment and operating software included in data processing and other admitted assets are $2,297 and $3,189 at December 31, 2008 and 2007, respectively.

Depreciation expense related to EDP equipment and operating and nonoperating software totaled $4,722, $2,978 and $3,020 for the year ended December 31, 2008, 2007 and 2006, respectively.

21. Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and
-----------------------------------------------------------------------------
Equity
------
As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Department. These practices differ from accounting principles generally accepted in the United States of America (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                         2008            2007            2006
 -------------------------------------------------------------------------------------------------------------------
 Statutory net income (loss) as reported                            $      (71,982) $       77,195  $       72,461
 Insurance reserves                                                         48,357           3,751           2,777
 Deferred policy acquisition costs                                         (21,574)         (4,196)         15,657
 Deferred income taxes and other tax reclassifications                      15,090              (7)         (5,266)
 Statutory investment reserves                                              (5,781)           (463)           (437)
 Goodwill amortization                                                       1,079           1,080           1,079
 Income related to investments                                             (38,287)          6,098           1,587
 Earnings of subsidiaries                                                      (36)          4,887           2,561
 Other                                                                         363            (867)         (1,131)
 -------------------------------------------------------------------------------------------------------------------
 GAAP net income (loss)                                             $      (72,771) $       87,478  $       89,288
 ===================================================================================================================

                                                                         2008            2007            2006
 -------------------------------------------------------------------------------------------------------------------
 Statutory surplus as reported                                      $      710,625  $      878,120  $      826,051
 Insurance reserves                                                        (56,443)       (104,391)       (110,975)
 Deferred policy acquisition costs                                         251,153         262,741         272,602
 Deferred income taxes                                                     (30,828)        (58,652)        (62,809)
 Valuation of investments                                                 (120,854)         (5,545)        (13,420)
 Statutory investment reserves                                               1,537          70,926          65,242
 Goodwill                                                                   (3,508)         (4,587)         (5,667)
 Subsidiary equity                                                          13,127          13,065             974
 Statutory non-admitted assets                                             104,122          55,027          48,266
 Post retirement and pension benefit obligations                           (38,544)        (21,490)              -
 Other                                                                      (2,226)         (6,427)         (5,046)
 -------------------------------------------------------------------------------------------------------------------
 GAAP equity                                                        $      828,161  $    1,078,787  $    1,015,218
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

22.  Correction of Errors
-------------------------
Subsequent to the issuance of the Company's 2006 statutory financial statements, the Company's management determined that there was an error in the calculation of reinsurance assumed reserves and reinsurance ceded premium income on term life products with one reinsurer. As a result, unassigned surplus and net income as reported in the Company's statutory financial statements and its statutory filing with the Department at December 31, 2006 were overstated by $1,292, net of taxes of $696. As the amount is not material to the prior year financial statements, in accordance with SSAP No. 3, "Accounting Changes and Corrections of Errors", it is recorded in unassigned surplus during the year ended December 31, 2007.

23.  Subsequent Event
---------------------
At the February 2009 Board of Directors meetings, the Company's Board, along with the respective Boards of UNIFI, AHC, and UCL, approved a repositioning between the Company and UCL whereby AHC will transfer the stock of UCL to the Company effective upon the approval of the Department and the Insurance Department of the State of Ohio. In a concurrent event, UCL will request approval to redomesticate from the State of Ohio to the State of Nebraska. After the repositioning, UCL will become a wholly owned subsidiary of the Company and the Company will contribute up to $100 million to UCL as additional paid-in capital to UCL.